                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09093

                                 E*TRADE Funds
              (Exact name of registrant as specified in charter)

               4500 Bohannon Drive, Menlo Park, California 94025

  (Address of principal executive offices)                         (Zip code)

                              Elizabeth Gottfried

                              4500 Bohannon Drive

                         Menlo Park, California 94025
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650-331-6000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

   Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Schedule of Investments.
        Attached hereto.

E*TRADE Russell 2000 Index Fund
Schedule of Investments
March 31, 2006 (Unaudited)

                                                               Shares  Value
                                                               ------ --------
COMMON STOCKS--98.5%
ADVERTISING--0.4%
ADVO, Inc.                                                     2,308  $ 73,856
aQuantive, Inc.(a)                                             4,875   114,757
Catalina Marketing Corp.                                       3,671    84,800
FTD Group, Inc.(a)                                               800     7,752
Greenfield Online, Inc.(a)                                     1,000     5,990
Marchex, Inc.(a)                                               1,400    30,100
ValueVision Media, Inc., Class A(a)                            1,879    24,014
Ventiv Health, Inc.(a)                                         1,973    65,543
Vertrue, Inc.(a)                                                 504    21,067
                                                                      --------
                                                                       427,879
                                                                      --------
AEROSPACE / DEFENSE--0.9%
AAR Corp.(a)                                                   2,646    75,358
ARGON ST, Inc.(a)                                                661    22,163
BE Aerospace, Inc.(a)                                          5,446   136,804
Curtiss-Wright Corp.                                           1,595   105,589
DRS Technologies, Inc.                                         2,820   154,733
GenCorp., Inc.(a)                                              4,020    82,611
HEICO Corp.                                                    1,472    46,648
Innovative Solutions & Support(a)                                950    12,350
K & F Industries Holdings, Inc.(a)                             1,100    18,260
MTC Technologies, Inc.(a)                                        615    17,214
Orbital Sciences Corp.(a)                                      4,101    64,878
Sequa Corp., Class A(a)                                          432    42,250
Teledyne Technologies, Inc.(a)                                 2,457    87,469
United Industrial Corp.                                          724    44,113
                                                                      --------
                                                                       910,440
                                                                      --------
AGRICULTURE--0.2%
Alliance One International, Inc.                               5,866    28,509
Andersons, Inc. (The)                                            490    38,333
Delta & Pine Land Co.                                          2,633    79,411
Maui Land & Pineapple Co., Inc.(a)                               175     6,606
                                                                      --------
                                                                       152,859
                                                                      --------
AIRLINES--0.6%
Airtran Holdings, Inc.(a)                                      6,408   116,049
Alaska Air Group, Inc.(a)                                      2,469    87,526
Alaska Communications Systems Group, Inc.                        800     9,704
Continental Airlines, Inc., Class B(a)                         6,278   168,879
ExpressJet Holdings, Inc.(a)                                   3,070    22,841
Frontier Airlines, Inc.(a)                                     2,383    18,349
MAIR Holdings, Inc.(a)                                           700     3,276
Mesa Air Group, Inc.(a)                                        2,580    29,515
Pinnacle Airlines Corp.(a)                                     1,200     7,992
Republic Airways Holdings, Inc.(a)                             1,000    14,810
SkyWest, Inc.                                                  4,257   124,602
World Air Holdings, Inc.(a)                                    1,600    15,712
                                                                      --------
                                                                       619,255
                                                                      --------
APPAREL--0.7%
Cache, Inc.                                                      900    16,506
Carter's, Inc.(a)                                              1,357    91,583
Cherokee, Inc.                                                   458    18,444
Crocs, Inc.(a)                                                   721    18,133
Deckers Outdoor Corp.(a)                                         696    28,216

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Escalade, Inc.                                                   500   5,545
Gymboree Corp.(a)                                              2,270  59,111
Hartmarx Corp.(a)                                              1,800  16,038
K-Swiss, Inc., Class A                                         1,720  51,841
Maidenform Brands, Inc.(a)                                       800   8,808
Oxford Industries, Inc.                                        1,031  52,715
Phillips-Van Heusen Corp.                                      2,392  91,398
Russell Corp.                                                  2,198  30,332
Skechers U.S.A., Inc., Class A(a)                              1,561  38,916
Stride Rite Corp.                                              2,416  34,984
Volcom, Inc.(a)                                                  300  10,659
Warnaco Group, Inc. (The)(a)                                   3,413  81,912
Weyco Group, Inc.                                                360   8,100
                                                                     -------
                                                                     663,241
                                                                     -------
AUTO MANUFACTURERS--0.3%
A.S.V., Inc.(a)                                                1,190  38,342
Aftermarket Technology Corp.(a)                                1,490  33,689
CLARCOR, Inc.                                                  3,803 135,387
Smith (A.O.) Corp.                                             1,153  60,878
Wabash National Corp.                                          2,107  41,613
                                                                     -------
                                                                     309,909
                                                                     -------
AUTO PARTS & EQUIPMENT--0.5%
Accuride Corp.(a)                                                700   8,050
American Axle & Manufacturing Holdings                         3,161  54,148
ArvinMeritor, Inc.                                             5,175  77,159
Bandag, Inc.                                                     731  30,607
Commercial Vehicle Group, Inc.(a)                              1,000  19,210
Cooper Tire & Rubber Co.                                       4,657  66,781
Hayes Lemmerz International, Inc.(a)                           2,500   6,825
Modine Manufacturing Co.                                       2,568  75,756
Noble International, Ltd.                                        750  12,698
R&B, Inc.(a)                                                     600   6,150
Standard Motor Products, Inc.                                    891   7,912
Strattec Security Corp.(a)                                       275  10,255
Superior Industries International, Inc.                        1,522  29,466
Tenneco Automotive, Inc.(a)                                    3,175  68,866
Titan International, Inc.                                      1,000  17,260
United Panam Financial Corp.(a)                                  300   9,270
Visteon Corp.                                                  9,499  43,695
                                                                     -------
                                                                     544,108
                                                                     -------
BANKS--9.1%
1st Source Corp.                                                 853  25,573
Alabama National Bancorp                                         934  63,886
AMCORE Financial, Inc.                                         1,453  45,944
Americanwest Bancorp                                             818  21,652
Ameris Bancorp                                                   943  21,934
Ames National Corp.                                              600  14,568
Anchor BanCorp Wisconsin, Inc.                                 1,594  48,314
Apollo Investment Corp.                                        4,598  81,890
Ares Capital Corp.                                             2,798  48,070
Arrow Financial Corp.                                            677  18,550
Banc Corp. (The)                                               1,000  11,850
BancFirst Corp.                                                  592  25,811
Bancorp, Inc.(a)                                                 673  16,522
Bancorpsouth, Inc.                                             5,779 138,754
BancTrust Financial Group, Inc.                                  588  13,024
Bank Mutual Corp.                                              4,223  50,000
Bank of Granite Corp.                                            801  16,236
Bank of the Ozarks, Inc.                                         779  28,434
BankAtlantic Bancorp, Inc., Class A                            3,233  46,523
BankFinancial Corp.(a)                                         1,600  25,472
BankUnited Financial Corp., Class A                            2,126  57,487
Banner Corp.                                                     719  24,446
Berkshire Hills Bancorp, Inc.                                    486  16,981

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Beverly Hills Bancorp, Inc.                                      800   8,480
BFC Financial Corp.(a)                                         1,575  10,316
Boston Private Financial Holdings, Inc.                        2,533  85,590
Brookline Bancorp, Inc.                                        4,489  69,535
Camden National Corp.                                            556  21,350
Capital City Bank Group, Inc.                                    882  31,355
Capital Corp of The West                                         637  23,391
Capital Crossing Bank                                            400  12,744
Capital Southwest Corp.                                          200  19,100
Capitol Bancorp, Ltd.                                            972  45,441
Cardinal Financial Corp.                                       1,600  21,648
Cascade Bancorp                                                1,155  34,130
Cathay General Bancorp                                         3,357 126,357
Centennial Bank Holdings, Inc.(a)                              4,512  52,790
Center Financial Corp.                                           700  16,961
Central Pacific Financial Corp.                                2,240  82,253
Charter Financial Corp.                                          275  10,467
Chemical Financial Corp.                                       1,769  57,156
Chittenden Corp.                                               3,425  99,222
Citizens & Northern Corp.                                        505  12,221
Citizens Banking Corp.                                         3,187  85,571
City Bank                                                        534  24,852
City Holding Co.                                               1,327  48,820
Clifton Savings Bancorp, Inc.                                    800   8,552
Coastal Financial Corp.                                        1,138  15,659
CoBiz, Inc.                                                      933  19,220
Colony Bankcorp, Inc.                                            300   6,612
Columbia Banking System, Inc.                                  1,074  35,936
Commercial Bankshares, Inc. (Florida)                            300  10,584
Commercial Capital Bancorp, Inc.                               3,266  45,920
Community Bancorp(a)                                             300   9,291
Community Bank System, Inc.                                    2,210  49,349
Community Banks, Inc.                                          1,590  45,251
Community Trust Bancorp, Inc.                                  1,020  34,578
Corus Bankshares, Inc.                                         1,379  81,968
CVB Financial Corp.                                            4,343  74,265
Dime Community Bancshares                                      1,781  25,593
Enterprise Financial Services Corp.                              500  13,695
Eurobancshares, Inc.(a)                                          600   7,074
Farmers Capital Bank Corp.                                       400  12,648
Fidelity Bankshares, Inc.                                      1,570  52,799
Financial Institutions, Inc.                                     552  10,427
First Bancorp North Carolina                                     828  18,531
First Bancorp Puerto Rico                                      5,053  62,455
First Busey Corp., Class A                                     1,016  21,438
First Charter Corp.                                            2,092  51,672
First Citizens BancShares, Inc., Class A                         445  85,885
First Commonwealth Financial Corp.                             5,091  74,634
First Community Bancorp                                        1,204  69,423
First Community Bancshares, Inc.                                 623  19,924
First Defiance Financial Corp.                                   400  10,536
First Financial Bancorp                                        2,375  39,520
First Financial Bankshares, Inc.                               1,269  48,603
First Financial Corp.                                            996  29,681
First Financial Holdings, Inc.                                   899  28,498
First Indiana Corp.                                              973  27,147
First Merchants Corp.                                          1,269  33,654
First Midwest Bancorp, Inc.                                    3,587 131,177
First Niagara Financial Group, Inc.                            8,047 117,969
First Oak Brook Bancshares, Class A                              436  11,663
First Place Financial Corp.                                    1,074  26,635
First Regional Bancorp (California)(a)                           200  17,826
First Republic Bank                                            1,518  57,411
First South Bancorp, Inc. (North Carolina)                       300  11,361
First State Bancorp                                            1,279  33,970
FirstFed Financial Corp.(a)                                    1,220  72,968
Flagstar Bancorp, Inc.                                         2,520  38,052
Flushing Financial Corp.                                       1,362  23,781
FNB Corp.                                                      4,152  70,999
FNB Corp. (Virginia)                                             429  14,577

Franklin Bank Corp.(a)                                         1,400  26,922
Fremont General Corp.                                          4,792 103,316
Frontier Financial Corp.                                       1,902  62,842
GB&T Bancshares, Inc.                                            772  17,254
Glacier Bancorp, Inc.                                          2,305  71,570
Gold Bancorp, Inc.                                             2,891  52,963
Great Southern Bancorp, Inc.                                     714  20,620
Greater Bay Bancorp                                            3,777 104,774
Greene County Bancshares, Inc.                                   600  17,526
Hancock Holding Co.                                            1,975  91,877
Hanmi Financial Corp.                                          2,945  53,187
Harbor Florida Bancshares, Inc.                                1,427  54,040
Harleysville National Corp.                                    1,867  42,456
Harris & Harris Group, Inc.                                    1,400  19,530
Heartland Financial USA, Inc.                                    643  15,175
Heritage Commerce Corp.                                          864  21,600
Horizon Financial Corp.                                          600  15,336
IBERIABANK Corp.                                                 631  35,696
Independent Bank Corp. (Massachusetts)                         1,056  33,950
Independent Bank Corp. (Michigan)                              1,566  44,553
Integra Bank Corp.                                             1,116  25,512
Interchange Financial Services Corp.                           1,214  23,066
Investors Bancorp, Inc.(a)                                     3,922  54,673
Irwin Financial Corp.                                          1,300  25,129
ITLA Capital Corp.(a)                                            394  18,999
Kearny Financial Corp.                                         1,500  20,595
KNBT Bancorp, Inc.                                             2,248  36,755
Lakeland Bancorp, Inc.                                         1,276  19,855
Lakeland Financial Corp.                                         371  17,344
Macatawa Bank Corp.                                              653  24,755
MAF Bancorp, Inc.                                              2,513 109,994
Main Street Banks, Inc.                                        1,122  29,037
MainSource Financial Group, Inc.                                 823  15,555
MB Financial, Inc.                                             1,599  56,605
MBT Financial Corp.                                              877  14,734
Mercantile Bank Corp.                                            496  19,394
Mid-State Bancshares                                           1,568  46,146
Midwest Banc Holdings, Inc.                                      857  22,231
Nara Bancorp, Inc.                                             1,346  23,622
NASB Financial, Inc.                                             230   7,880
National Penn Bancshares, Inc.                                 3,399  72,331
NBC Capital Corp.                                                443  10,158
NBT Bancorp, Inc.                                              2,393  55,637
Net.Bank, Inc.                                                 3,184  23,052
NewAlliance Bancshares, Inc.                                   8,427 121,602
Northern Empire Bancshares(a)                                    500  12,625
Northwest Bancorp, Inc.                                        1,363  33,748
OceanFirst Financial Corp.                                       592  14,504
Ocwen Financial Corp.(a)                                       2,278  23,281
Old National Bancorp (Indiana)                                 5,043 109,131
Old Second Bancorp, Inc.                                         926  30,401
Omega Financial Corp.                                            865  29,289
Oriental Financial Group, Inc.                                 1,460  21,097
Pacific Capital Bancorp                                        3,383 114,481
Park National Corp.                                              897  95,531
Partners Trust Financial Group, Inc.                           3,685  43,925
Peapack-Gladstone Financial Corp.                                569  14,572
PennFed Financial Services, Inc.                                 564  10,812
Pennsylvania Commerce Bancorp, Inc.(a)                           300   9,045
Peoples Bancorp, Inc.                                            585  17,550
PFF Bancorp, Inc.                                              1,333  44,935
Pinnacle Financial Partners, Inc.(a)                             871  23,900
Piper Jaffray Cos.(a)                                          1,516  83,380
Placer Sierra Bancshares                                         400  11,420
Preferred Bank (California)                                      300  15,147
Premierwest Bancorp                                            1,000  18,500
PrivateBancorp, Inc.                                           1,136  47,133
Prosperity Bancshares, Inc.                                    1,480  44,711
Provident Bankshares Corp.                                     2,433  88,683
Provident Financial Holdings, Inc.                               349  11,377

Provident Financial Services, Inc.                             4,982    90,174
Provident New York Bancorp                                     2,691    34,902
R&G Financial Corp., Class B                                   1,935    24,497
Renasant Corp.                                                   679    25,082
Republic Bancorp, Inc.                                         5,611    67,556
Republic Bancorp, Inc., Class A                                  443     9,004
Rockville Financial, Inc.(a)                                     500     7,165
Royal Bancshares of Pennsylvania, Class A                        231     5,664
S&T Bancorp, Inc.                                              1,836    67,161
Sanders Morris Harris Group, Inc.                                800    12,832
Sandy Spring Bancorp, Inc.                                     1,005    38,180
Santander BanCorp                                                347     8,814
SCBF Financial Corp.                                             593    20,802
Seacoast Banking Corp. of Florida                                870    25,326
Security Bank Corp.                                              750    18,953
Sierra Bancorp                                                   300     7,728
Signature Bank(a)                                                805    26,235
Simmons First National Corp., Class A                            986    29,343
Sound Federal Bancorp, Inc.                                      700    14,413
Southside Bancshares, Inc.                                       666    13,473
Southwest Bancorp, Inc.                                          861    19,149
State Bancorp, Inc.                                              610     9,327
State National Bancshares, Inc.                                  315     8,584
Sterling Bancorp (New York)                                    1,402    28,881
Sterling Bancshares, Inc.                                      3,340    60,287
Sterling Financial Corp. (Pennsylvania)                        1,703    37,194
Sterling Financial Corp. (Washington)                          2,552    74,008
Suffolk Bancorp                                                  729    25,296
Summit Bancshares, Inc. (Texas)                                  600    11,562
Summit Financial Group, Inc.                                     300     6,042
Sun Bancorp, Inc. (New Jersey)                                   864    16,848
Susquehanna Bancshares, Inc.                                   3,443    88,726
SVB Financial Group(a)                                         2,619   138,937
SY Bancorp, Inc.                                                 778    20,555
Taylor Capital Group, Inc.                                       276    10,816
Texas Capital Bancshares, Inc.(a)                              1,649    39,576
Texas Regional Bancshares, Inc., Class A                       3,341    98,526
TierOne Corp.                                                  1,245    42,268
Tompkins Trustco, Inc.                                           385    18,538
TriCo Bancshares                                                 881    24,950
TrustCo Bank Corp. (New York)                                  5,479    66,679
Trustmark Corp.                                                3,490   110,424
UCBH Holdings, Inc.                                            6,754   127,786
UMB Financial Corp.                                            1,152    80,905
Umpqua Holdings Corp.                                          3,281    93,509
Union Bankshares Corp.                                           585    26,740
United Bankshares, Inc.                                        2,762   105,702
United Community Banks, Inc.                                   2,332    65,646
United Community Financial Corp.                               1,809    21,925
United Financial Bancorp, Inc.                                   500     6,015
United Security Bancshares, Inc.                                 400    10,716
Univest Corp. of Pennsylvania                                    788    20,062
USB Holding Co., Inc.                                            841    19,293
Vineyard National Bancorp                                        500    14,650
Virginia Commerce Bancorp                                        665    23,907
Virginia Financial Group, Inc.                                   450    18,009
W Holding Co., Inc.                                            7,955    62,606
Washington Trust Bancorp, Inc.                                   763    21,417
Wauwatosa Holdings, Inc.(a)                                      694     9,438
WesBanco, Inc.                                                 1,558    51,118
West Bancorporation                                            1,167    23,142
West Coast Bancorp                                             1,015    28,369
Westamerica Bancorp                                            2,421   125,698
Western Alliance Bancorp(a)                                      200     7,430
Western Sierra Bancorp                                           400    18,136
Westfield Financial, Inc.                                        223     5,508
Wilshire Bancorp, Inc.                                         1,100    20,449
Wintrust Financial Corp.                                       1,732   100,750
WSFS Financial Corp.                                             359    22,556
Yardville National Bancorp                                       524    19,283
                                                                     ---------
                                                                     9,095,350
                                                                     ---------

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BEVERAGES--0.2%
Boston Beer Co., Inc., Class A(a)                                569    14,800
Coca-Cola Bottling Co. Consolidated                              296    13,616
Farmer Brothers Co.                                              430     9,589
Green Mountain Coffee Roasters, Inc.(a)                          300    11,916
Hansen Natural Corp.(a)                                        1,101   138,780
National Beverage Corp.                                          436     5,045
Peet's Coffee & Tea, Inc.(a)                                     936    28,080
                                                                     ---------
                                                                       221,826
                                                                     ---------
BIOTECHNOLOGY--1.6%
Aastrom Biosciences, Inc.(a)                                   7,000    14,210
Alexion Pharmaceuticals, Inc.(a)                               2,265    80,226
Applera Corp.--Celera Genomics Group(a)                        5,443    63,629
Arena Pharmaceuticals, Inc.(a)                                 3,340    60,487
Ariad Pharmaceuticals, Inc.(a)                                 4,096    26,952
Arqule, Inc.(a)                                                2,100    12,054
Barrier Therapeutics, Inc.(a)                                    900     8,712
Cambrex Corp.                                                  1,779    34,762
Coley Pharmaceutical Group, Inc.(a)                              400     6,060
Cotherix, Inc.(a)                                              1,000     9,140
CuraGen Corp.(a)                                               3,191    15,987
Curis, Inc.(a)                                                 3,300     7,854
deCODE genetics, Inc.(a)                                       3,776    32,738
Diversa Corp.(a)                                               1,575    14,348
Encysive Pharmaceuticals, Inc.(a)                              3,817    18,665
Exelixis, Inc.(a)                                              6,128    73,597
Genitope Corp.(a)                                              2,130    18,531
Genomic Health, Inc.(a)                                          328     3,401
GTx, Inc.(a)                                                     605     6,607
Human Genome Sciences, Inc.(a)                                 9,643   104,819
ICOS Corp.(a)                                                  4,713   103,922
Illumina, Inc.(a)                                              2,649    62,914
Incyte Corp.(a)                                                5,613    33,790
Integra LifeSciences Holdings Corp.(a)                         1,424    58,356
Keryx Biopharmaceuticals, Inc.(a)                              2,008    38,373
Lexicon Genetics, Inc.(a)                                      4,289    23,761
Lifecell Corp.(a)                                              2,200    49,610
Marshall Edwards, Inc.(a)                                        500     2,790
Martek Biosciences Corp.(a)                                    2,318    76,100
Maxygen, Inc.(a)                                               1,739    14,399
Momenta Pharmaceuticals, Inc.(a)                                 700    13,762
Monogram Biosciences, Inc.(a)                                  8,400    15,456
Myogen, Inc.(a)                                                1,421    51,483
Myriad Genetics, Inc.(a)                                       2,880    75,139
Nanogen, Inc.(a)                                               3,700    11,174
Nektar Therapeutics(a)                                         6,272   127,823
Northfield Laboratories, Inc.(a)                               1,600    16,000
Orchid Cellmark, Inc.(a)                                       1,700     9,758
PRA International(a)                                             700    17,353
Regeneron Pharmaceuticals, Inc.(a)                             2,359    39,230
Savient Pharmaceuticals, Inc.(a)                               4,100    21,853
Seattle Genetics, Inc.(a)                                      1,771     9,138
Stemcells, Inc.(a)                                             4,300    15,394
Stratagene Corp.                                                 500     5,500
Telik, Inc.(a)                                                 3,836    74,265
Tercica, Inc.(a)                                                 700     4,690
                                                                     ---------
                                                                     1,584,812
                                                                     ---------
BUILDING MATERIALS--1.1%
Aaon, Inc.                                                       500    11,955
Apogee Enterprises, Inc.                                       1,915    32,325
Builders FirstSource, Inc.(a)                                    800    18,168
Ceradyne, Inc.                                                 1,953    97,455
Drew Industries, Inc.(a)                                       1,014    36,048

Eagle Materials, Inc.                                          3,662   233,488
ElkCorp                                                        1,389    46,879
Genlyte Group, Inc. (The)(a)                                   1,770   120,608
Interline Brands, Inc.                                           800    20,184
Lennox International, Inc.                                     4,202   125,472
LSI Industries, Inc.                                           1,441    24,555
Mestek, Inc.(a)                                                  200     2,516
NCI Building Systems, Inc.(a)                                  1,535    91,747
Simpson Manufacturing Co., Inc.                                2,678   115,957
Texas Industries, Inc.                                         1,674   101,260
Trex Co., Inc.(a)                                                850    26,945
                                                                     ---------
                                                                     1,105,562
                                                                     ---------
CHEMICALS--2.1%
American Vanguard Corp.                                          728    22,240
Arch Chemicals, Inc.                                           1,620    49,248
Balchem Corp.                                                    750    17,303
Bio-Rad Laboratories, Inc., Class A(a)                         1,298    80,930
Cabot Microelectronics Corp.(a)                                1,741    64,591
Calgon Carbon Corp.                                            2,207    13,573
CF Industries Holdings, Inc.                                   3,045    51,735
Ferro Corp.                                                    3,093    61,860
Georgia Gulf Corp.                                             2,518    65,443
Grace (W.R.) & Co.(a)                                          4,871    64,784
H.B. Fuller Co.                                                2,126   109,149
Hercules, Inc.(a)                                              8,338   115,064
Innospec, Inc.                                                   907    23,246
Kronos Worldwide, Inc.                                           264     8,015
MacDermid, Inc.                                                2,207    70,955
Minerals Technologies, Inc.                                    1,514    88,433
Myers Industries, Inc.                                         1,816    29,038
Newmarket Corp.                                                1,256    59,773
NL Industries, Inc.                                              508     5,400
Nuco2, Inc.(a)                                                   700    22,218
Olin Corp.                                                     5,254   112,803
OM Group, Inc.(a)                                              2,073    47,679
Pioneer Cos., Inc.(a)                                            821    25,041
PolyOne Corp.(a)                                               6,780    63,190
Raven Industries, Inc.                                         1,153    45,094
Rockwood Holdings, Inc.(a)                                     1,488    34,254
Rogers Corp.(a)                                                1,128    61,453
Schulman (A.), Inc.                                            2,232    55,242
Spartech Corp.                                                 2,345    56,280
Stepan Co.                                                       366    10,815
SurModics, Inc.(a)                                             1,036    36,633
Symyx Technologies, Inc.(a)                                    2,407    66,770
Terra Industries, Inc.(a)                                      6,860    48,363
Tronox, Inc., Class A                                          1,138    19,300
UAP Holding Corp.                                              2,469    53,084
Vertex Pharmaceuticals, Inc.(a)                                7,875   288,146
Wellman, Inc.                                                  2,215    14,087
Westlake Chemical Corp.                                          923    31,890
Zoltek Cos., Inc.(a)                                             881    20,140
                                                                     ---------
                                                                     2,113,262
                                                                     ---------
COAL--0.2%
Alpha Natural Resources, Inc.(a)                               2,000    46,280
Foundation Coal Holdings, Inc.                                 1,752    72,077
James River Coal Co.(a)                                          899    30,539
                                                                     ---------
                                                                       148,896
                                                                     ---------
COMMERCIAL SERVICES--5.3%
Aaron Rents, Inc.                                              2,877    78,168
ABM Industries, Inc.                                           2,914    55,861
Ace Cash Express, Inc.(a)                                        700    17,423
Actuant Corp., Class A                                         1,975   120,910
Administaff, Inc.                                              1,527    83,008

Advance America Cash Advance                                    5,039  72,461
Advisory Board (The) Co.(a)                                     1,417  79,026
Albany Molecular Research, Inc.(a)                              1,595  16,205
Alderwoods Group, Inc.(a)                                       2,959  52,966
Arbitron, Inc.                                                  2,319  78,429
Armor Holdings, Inc.(a)                                         2,549 148,580
Bankrate, Inc.(a)                                                 600  26,136
BearingPoint, Inc.(a)                                          13,545 114,997
Bowne & Co., Inc.                                               2,310  38,508
Bright Horizons Family Solutions, Inc.(a)                       1,998  77,383
CBIZ, Inc.                                                      4,172  33,376
CDI Corp.                                                         788  22,671
Central Parking Corp.                                           1,247  19,952
Cenveo, Inc.(a)                                                 3,848  63,800
Clark, Inc.                                                     1,016  11,999
CMGI, Inc.(a)                                                  35,609  52,701
Coinmach Service Corp., Class A                                 1,915  18,001
Coinstar, Inc.(a)                                               2,022  52,390
Consolidated Graphics, Inc.(a)                                    832  43,364
Corinthian Colleges, Inc.(a)                                    6,244  89,914
CorVel Corp.(a)                                                   334   7,355
CoStar Group, Inc.(a)                                           1,200  62,268
CRA International, Inc.(a)                                        761  37,487
Cross Country Healthcare, Inc.(a)                               2,198  42,553
Darling International, Inc.(a)                                  4,372  20,461
DeVry, Inc.(a)                                                  4,299  97,888
DiamondCluster International, Inc.(a)                           2,000  21,400
Educate, Inc.(a)                                                1,300  11,076
Electro Rent Corp.(a)                                           1,119  19,023
Escala Group, Inc.(a)                                             400  10,476
Euronet Worldwide, Inc.(a)                                      2,293  86,744
Exponent, Inc.(a)                                                 500  15,825
FTI Consulting, Inc.(a)                                         2,881  82,195
Gartner Inc. Class A(a)                                         4,102  57,223
Gevity HR, Inc.                                                 1,919  46,939
Global Cash Access, Inc.(a)                                     1,048  18,361
GSI Commerce, Inc.(a)                                           2,210  37,570
H&E Equipment Services, Inc.(a)                                   914  26,616
Harris Interactive, Inc.(a)                                     3,484  19,580
Healthcare Services Group, Inc.                                 1,823  38,939
Healthspring, Inc.(a)                                           1,368  25,458
Heartland Payment Systems, Inc.(a)                                500  12,385
Heidrick & Struggles International, Inc.(a)                     1,378  49,994
Hudson Highland Group, Inc.(a)                                  1,578  29,887
Huron Consulting Group, Inc.(a)                                   400  12,116
iPayment, Inc.(a)                                                 884  37,879
j2 Global Communications, Inc.(a)                               1,655  77,785
Jackson Hewitt Tax Service                                      2,500  78,950
Kelly Services, Inc., Class A                                   1,352  36,734
Kenexa Corp.(a)                                                   400  12,300
Kforce, Inc.(a)                                                 2,200  28,050
Korn/Ferry International(a)                                     2,470  50,363
Labor Ready, Inc.(a)                                            3,930  94,124
Landauer, Inc.                                                    563  28,274
Learning Tree International, Inc.(a)                              510   6,181
LECG Corp.                                                        900  17,343
Lincoln Educational Services, Inc.(a)                             200   3,390
Magellan Health Services, Inc.(a)                               1,988  80,454
MAXIMUS, Inc.                                                   1,365  49,113
McGrath Rentcorp                                                1,450  43,587
Midas, Inc.(a)                                                  1,138  24,888
Mobile Mini, Inc.(a)                                            2,565  79,310
Monro Muffler Brake, Inc.                                         719  26,704
Morningstar, Inc.(a)                                              583  26,101
MPS Group, Inc.(a)                                              7,653 117,091
Navigant Consulting Co.(a)                                      3,617  77,223
NetRatings, Inc.(a)                                               907  12,018
Odyssey Marine Exploration, Inc.(a)                             2,555   9,377
PHH Corp.(a)                                                    3,880 103,596
Plexus Corp.(a)                                                 3,200 120,224

Pre-Paid Legal Services, Inc.                                     632    22,423
PRG-Schultz International, Inc.(a)                              2,879     1,756
Providence Service Corp. (The)(a)                                 600    19,512
QC Holdings, Inc.(a)                                              400     5,052
Quanta Services, Inc.(a)                                        8,613   137,979
Rent-Way, Inc.(a)                                               1,766    12,733
Resources Connection, Inc.(a)                                   3,513    87,509
Rollins, Inc.                                                   1,933    39,124
Senomyx, Inc.(a)                                                1,754    28,871
SFBC International, Inc.(a)                                     1,330    32,425
Sotheby's Holdings, Inc., Class A(a)                            2,656    77,130
Source Interlink Cos., Inc.(a)                                  2,200    25,080
SOURCECORP, Inc.(a)                                             1,110    26,762
Spherion Corp.(a)                                               4,170    43,368
Stamps.com, Inc.                                                1,196    42,171
Stewart Enterprises, Inc., Class A(a)                           7,847    44,806
Strayer Education, Inc.                                         1,080   110,441
TeleTech Holdings, Inc.(a)                                      2,344    26,042
Thomas Nelson, Inc.                                               787    23,020
TNS, Inc.(a)                                                      800    16,944
Traffic.com, Inc.(a)                                              500     4,175
Trimeris, Inc.(a)                                               1,125    15,199
Tyler Technologies, Inc.(a)                                     2,377    26,147
United Rentals, Inc.(a)                                         4,971   171,499
Universal Technical Institute, Inc.(a)                          1,500    45,150
URS Corp.(a)                                                    3,147   126,667
Valassis Communications, Inc.(a)                                3,688   108,317
Viad Corp.                                                      1,528    52,380
Volt Information Sciences, Inc.(a)                                585    17,878
Watson Wyatt & Co. Holdings                                     3,104   101,128
Wireless Facilities, Inc.(a)                                    3,884    15,614
World Fuel Services Corp.                                       1,998    80,799
Wright Express Corp.                                            2,966    83,196
                                                                      ---------
                                                                      5,270,404
                                                                      ---------
COMPUTERS--4.0%
3D Systems Corp.(a)                                               884    18,891
Advanced Digital Information Corp.(a)                           4,294    37,701
Advent Software, Inc.(a)                                        1,488    42,289
Agile Software Corp.(a)                                         4,142    31,603
ANSYS, Inc.(a)                                                  2,335   126,440
Anteon International Corp.(a)                                   2,042   111,412
Aspen Technology, Inc.(a)                                       2,848    36,027
autobytel.com, Inc.(a)                                          2,907    14,012
Black Box Corp.                                                 1,155    55,498
Brocade Communications Systems, Inc.(a)                        19,823   132,418
CIBER, Inc.(a)                                                  3,689    23,536
COMSYS IT Partners, Inc.(a)                                       800     8,712
Concur Technologies, Inc.(a)                                    2,313    42,860
Covansys Corp.(a)                                               2,100    36,099
Dendrite International, Inc.(a)                                 3,143    42,902
Digital River, Inc.(a)                                          2,874   125,335
Digitas, Inc.(a)                                                6,586    94,838
Dot Hill Systems Corp.(a)                                       3,017    21,421
DSP Group, Inc.(a)                                              2,193    63,619
Echelon Corp.(a)                                                2,018    19,050
Eclipsys Corp.(a)                                               2,928    69,130
eCollege.com, Inc.(a)                                           1,245    23,456
Electronics For Imaging, Inc.(a)                                4,150   116,076
Entrust, Inc.(a)                                                4,177    18,797
Epicor Software Corp.(a)                                        3,912    52,538
Extreme Networks, Inc.(a)                                       8,996    45,160
FalconStor Software, Inc.(a)                                    1,707    16,131
Gateway, Inc.(a)                                               19,048    41,715
Hypercom Corp.(a)                                               3,596    33,443
iGATE Corp.(a)                                                  1,313     7,747
IHS Inc., Class A(a)                                              988    27,022
Imation Corp.                                                   2,483   106,546
infoUSA, Inc.(a)                                                2,177    28,257

Integral Systems, Inc.                                            755    20,377
Intergraph Corp.(a)                                             1,986    82,737
Internet Security Systems, Inc.(a)                              2,890    69,302
Interwoven, Inc.(a)                                             2,721    24,462
Jack Henry & Associates, Inc.                                   5,356   122,492
Kanbay International, Inc.(a)                                   2,071    31,603
Keynote Systems, Inc.(a)                                        1,060    12,126
Komag, Inc.(a)                                                  2,138   101,769
Kronos, Inc.(a)                                                 2,367    88,502
Lexar Media, Inc.(a)                                            5,886    50,502
Lionbridge Technologies, Inc.(a)                                3,571    28,247
Manhattan Associates, Inc.(a)                                   2,043    44,946
Maxtor Corp.(a)                                                18,693   178,704
MICROS Systems, Inc.(a)                                         2,807   129,318
Mobility Electronics, Inc.(a)                                   1,800    14,994
MTS Systems Corp.                                               1,354    56,638
NetScout Systems, Inc.(a)                                       1,670    15,197
Packeteer, Inc.(a)                                              2,278    26,425
Palm, Inc.                                                      6,168   142,851
PAR Technology Corp.(a)                                           300     5,322
Pegasus Solutions, Inc.(a)                                      1,408    13,249
Perot Systems Corp., Class A(a)                                 6,044    94,045
Progress Software Corp.(a)                                      2,931    85,263
QAD, Inc.                                                         695     5,199
Quantum Corp.(a)                                               13,539    50,636
Quest Software, Inc.(a)                                         4,731    79,008
Rackable Systems, Inc.(a)                                         521    27,535
Radiant Systems, Inc.(a)                                        1,600    21,632
RadiSys Corp.(a)                                                1,407    27,929
Rimage Corp.(a)                                                   600    13,548
RSA Security, Inc.(a)                                           5,257    94,311
SafeNet, Inc.(a)                                                1,738    46,022
Sapient Corp.(a)                                                5,951    45,406
ScanSource, Inc.(a)                                               869    52,496
Secure Computing Corp.                                          3,386    39,074
SI International, Inc.(a)                                         708    24,886
Silicon Storage Technology, Inc.(a)                             5,930    25,973
Sonic Solutions, Inc.(a)                                        1,703    30,841
SonicWALL, Inc.(a)                                              3,705    26,268
Stratasys, Inc.(a)                                                655    19,309
Sykes Enterprises, Inc.(a)                                      1,758    24,928
Synaptics, Inc.(a)                                              1,443    31,732
Synnex Corp.(a)                                                   500     9,280
Syntel, Inc.                                                      504     9,536
Transaction Systems Architects, Inc.(a)                         2,782    86,826
TTM Technologies, Inc.(a)                                       3,004    43,528
                                                                      ---------
                                                                      3,945,655
                                                                      ---------
COMPUTERS, PERIPHERAL & SOFTWARE--0.5%
Bottomline Technologies, Inc.(a)                                1,000    13,730
Digi International, Inc.(a)                                     1,600    18,672
Factset Research Systems, Inc.                                  2,533   112,338
Intervideo, Inc.(a)                                               600     6,516
McDATA Corp., Class A(a)                                       11,453    52,913
Merge Technologies, Inc.(a)                                     1,340    21,400
Motive, Inc.(a)                                                 1,500     5,850
Navarre Corp.(a)                                                1,800     7,722
Ness Technologies, Inc.(a)                                      1,200    15,108
Netgear, Inc.(a)                                                2,316    44,027
Open Solutions, Inc.(a)                                         1,339    36,568
Phase Forward, Inc.(a)                                          1,500    16,710
Rightnow Technologies, Inc.(a)                                    700    11,109
Ultimate Software Group, Inc.(a)                                1,600    41,360
Vignette Corp.(a)                                               1,948    28,733
WebSideStory, Inc.(a)                                             500     8,595
Witness Systems, Inc.(a)                                        2,197    55,804
                                                                      ---------
                                                                        497,155
                                                                      ---------

COSMETICS/PERSONAL CARE--0.1%
Chattem, Inc.(a)                                                1,245  46,874
Elizabeth Arden, Inc.(a)                                        1,745  40,693
Inter Parfums, Inc.                                               258   5,142
Parlux Fragrances, Inc.(a)                                        400  12,900
Revlon, Inc., Class A(a)                                       10,042  31,733
                                                                      -------
                                                                      137,342
                                                                      -------
DISTRIBUTION/WHOLESALE--1.0%
Advanced Energy Industries, Inc.(a)                             1,881  26,579
Aviall, Inc.(a)                                                 2,470  94,058
Beacon Roofing Supply, Inc.(a)                                  1,237  50,272
Bell Microproducts, Inc.(a)                                     2,000  12,320
Bluelinx Holdings, Inc.                                           600   9,600
Building Materials Holdings Corp.                               2,054  73,205
Central European Distribution Corp.(a)                          1,331  51,177
Comfort Systems USA, Inc.                                       2,871  38,759
Directed Electronics, Inc.(a)                                     681  11,407
Handleman Co.                                                   1,319  12,662
Huttig Building Products, Inc.(a)                                 900   8,379
Keystone Automotive Industries, Inc.(a)                         1,081  45,629
LKQ Corp.(a)                                                    2,586  53,815
MWI Veterinary Supply, Inc.(a)                                    300   9,870
Owens & Minor, Inc.                                             2,931  96,049
United Stationers, Inc.(a)                                      2,451 130,147
Watsco, Inc.                                                    1,584 112,542
WESCO International, Inc.(a)                                    2,368 161,047
                                                                      -------
                                                                      997,517
                                                                      -------
DIVERSIFIED FINANCIAL SERVICES--2.2%
Accredited Home Lenders Holding Co.(a)                          1,248  63,873
Advanta Corp., Class B                                          1,326  48,890
Asset Acceptance Capital Corp.(a)                                 500   9,735
Asta Funding, Inc.                                                709  23,581
BKF Capital Group, Inc.                                           400   5,200
Calamos Asset MGMT-A(a)                                         1,600  59,840
Charter Municipal Mortgage Acceptance Co.                       2,768  56,190
Cohen & Steers, Inc.                                              500  12,250
CompuCredit Corp.(a)                                            1,534  56,467
Delta Financial Corp.                                             700   6,685
Digital Insight Corp.(a)                                        2,574  93,694
Doral Financial Corp.                                           6,270  72,419
Encore Capital Group, Inc.(a)                                     900  13,275
Federal Agricultrural Mortgage Corp., Class C                     714  21,006
Financial Federal Corp.                                         1,878  55,025
Forrester Research, Inc.(a)                                       889  19,842
GAMCO Investors, Inc., Class A                                    439  17,538
GFI Group, Inc.(a)                                                400  20,764
Gladstone Capital Corp.                                           676  14,568
Gladstone Investment Corp.                                      1,100  16,610
Greenhill & Co, Inc.                                              883  58,375
IntercontinentalExchange, Inc.(a)                               1,392  96,118
International Securities Exchange, Inc.                           775  32,279
Investment Technology Group, Inc.(a)                            2,926 145,715
Knight Capital Group, Inc.(a)                                   7,928 110,437
LaBranche & Co, Inc.(a)                                         3,983  62,971
Marketaxess Holdings, Inc.(a)                                   1,600  19,248
Marlin Business Services, Inc.(a)                                 400   8,840
MCG Capital Corp.                                               3,632  51,248
Nasdaq Stock Market (The), Inc.(a)                              3,753 150,270
National Financial Partners Co.                                 2,714 153,395
NCO Group, Inc.(a)                                              2,369  56,264
OptionsXpress Holdings., Inc.                                   1,415  41,148
Phoenix Companies, Inc.                                         8,195 133,579
Portfolio Recovery Associates, Inc.(a)                          1,069  50,061
Resource America, Inc., Class A                                   989  19,701
S1 Corp.(a)                                                     4,885  24,620
StarTek, Inc.                                                     700  16,492

Stifel Financial Corp.(a)                                         729    31,835
SWS Group, Inc.                                                 1,054    27,562
Technology Investment Capital Corp.                             1,409    20,487
Thomas Weisel Partners Group, Inc.(a)                             436     9,548
Waddell & Reed Financial, Inc.                                  5,620   129,822
World Acceptance Corp.(a)                                       1,316    36,058
                                                                      ---------
                                                                      2,173,525
                                                                      ---------
ELECTRIC--1.3%
Allete, Inc.                                                    1,871    87,189
Avista Corp.                                                    3,531    72,915
Black Hills Corp.                                               2,369    80,546
Central Vermont Public Service Corp.                              752    15,950
CH Energy Group, Inc.                                           1,163    55,824
Cleco Corp.                                                     3,683    82,241
Duquesne Light Holdings, Inc.                                   5,724    94,446
El Paso Electric Co.(a)                                         3,475    66,164
Empire District Electric Co. (The)                              1,734    38,529
IDACORP, Inc.                                                   3,115   101,300
ITC Holdings Corp.                                                933    24,491
MGE Energy, Inc.                                                1,403    46,552
Northwestern Corp.                                              2,629    81,867
Ormat Technologies, Inc.                                          493    18,783
Otter Tail Corp.                                                2,152    61,741
Pike Electric Corp.(a)                                            900    18,909
Plug Power, Inc.(a)                                             3,381    16,905
Sierra Pacific Resources(a)                                    14,821   204,678
UIL Holdings Corp.                                              1,005    52,612
UniSource Energy Corp.                                          2,551    77,806
                                                                      ---------
                                                                      1,299,448
                                                                      ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
American Superconductor Corp.(a)                                2,100    23,835
Belden CDT, Inc.                                                3,199    87,109
C&D Technologies, Inc.                                          1,730    15,985
China Energy Savings Technology, Inc.(a)                          100       682
Color Kinetics, Inc.(a)                                           800    16,944
Encore Wire Corp.(a)                                            1,180    39,978
Enersys(a)                                                      3,396    46,865
GrafTech International Ltd.(a)                                  7,106    43,347
Greatbatch, Inc.(a)                                             1,511    33,106
Medis Technologies Ltd.(a)                                        936    21,837
Microtune, Inc.(a)                                              3,600    18,792
Power-One, Inc.(a)                                              5,172    37,238
Superior Essex, Inc.(a)                                         1,200    30,528
Ultralife Batteries, Inc.(a)                                      900    11,565
                                                                      ---------
                                                                        427,811
                                                                      ---------
ELECTRONICS--3.5%
Actel Corp.(a)                                                  1,727    27,528
Aeroflex, Inc.(a)                                               5,433    74,595
Agilysys, Inc.                                                  2,214    33,343
American Science & Engineering, Inc.(a)                           561    52,397
Analogic Corp.                                                    940    62,228
Artesyn Technologies, Inc.(a)                                   2,472    27,068
ATMI, Inc.(a)                                                   2,742    82,808
Badger Meter, Inc.                                                400    22,792
Barnes Group, Inc.                                              1,196    48,438
Bel Fuse, Inc., Class B                                           787    27,569
Benchmark Electronics, Inc.(a)                                  3,077   118,003
Brady Corp., Class A                                            3,043   113,991
Checkpoint Systems, Inc.(a)                                     2,793    75,076
Cogent, Inc.(a)                                                 1,600    29,344
Coherent, Inc.(a)                                               2,273    79,805
CTS Corp.                                                       2,482    33,209
Cubic Corp.                                                     1,104    26,430
Cymer, Inc.(a)                                                  2,678   121,687

Daktronics, Inc.                                               1,029    37,559
Diodes, Inc.(a)                                                1,150    47,725
EDO Corp.                                                      1,086    33,503
Electro Scientific Industries, Inc.(a)                         1,982    43,862
Energy Conversion Devices, Inc.(a)                             1,916    94,229
Exar Corp.(a)                                                  2,431    34,715
Excel Technology, Inc.(a)                                        760    22,397
Fargo Electronics, Inc.(a)                                       800    13,528
Faro Technologies, Inc.(a)                                       700     9,975
FEI Co.(a)                                                     1,612    31,998
FuelCell Energy, Inc.(a)                                       3,331    38,207
General Cable Corp.(a)                                         3,657   110,917
Herley Industries, Inc.(a)                                       805    16,808
Hutchinson Technology, Inc.(a)                                 1,741    52,526
II-VI, Inc.(a)                                                 1,588    28,727
International Displayworks, Inc.(a)                            3,283    21,504
Ionatron, Inc.(a)                                              1,700    22,967
Keithley Instruments, Inc.                                       787    12,088
KEMET Corp.(a)                                                 5,936    56,214
LaBarge, Inc.(a)                                                 600     8,970
LeCroy Corp.(a)                                                  900    14,085
Littelfuse, Inc.(a)                                            1,716    58,567
Lojack Corp.(a)                                                1,200    28,776
Mattson Technology, Inc.(a)                                    2,824    33,888
Measurement Specialties, Inc.(a)                                 860    22,489
Mentor Graphics Corp.(a)                                       5,768    63,736
Mercury Computer Systems, Inc.(a)                              1,462    23,684
Methode Electronics, Inc., Class A                             2,417    26,321
Metrologic Instruments, Inc.(a)                                  732    16,931
Micrel, Inc.(a)                                                4,586    67,965
Microsemi Corp.(a)                                             4,787   139,349
MKS Instruments, Inc.(a)                                       2,375    55,646
Molecular Devices Corp.(a)                                     1,249    41,417
Moog, Inc., Class A(a)                                         2,692    95,539
Multi-Fineline Electronix, Inc.(a)                               593    34,685
OSI Systems, Inc.(a)                                           1,095    23,137
Park Electrochemical Corp.                                     1,371    40,445
Photon Dynamics, Inc.(a)                                       1,058    19,838
Photronics, Inc.(a)                                            2,950    55,342
Power Integrations, Inc.(a)                                    2,140    53,029
Rofin-Sinar Technologies, Inc.(a)                              1,035    56,025
Rudolph Technologies, Inc.(a)                                  1,765    30,093
Silicon Image, Inc.(a)                                         5,835    60,159
Spatialight, Inc.(a)                                           2,000     7,080
Supertex, Inc.(a)                                                727    27,350
Sypris Solutions, Inc.                                           510     4,809
Taser International, Inc.(a)                                   4,200    44,478
Technitrol, Inc.                                               2,987    71,628
Triumph Group, Inc.(a)                                         1,131    50,058
Universal Display Corp.(a)                                     1,643    23,626
Universal Electronics, Inc.(a)                                   836    14,797
Varian, Inc.(a)                                                2,366    97,432
Vicor Corp.                                                    1,372    27,070
Viisage Technology, Inc.(a)                                      880    15,409
Watts Water Technologies, Inc., Class A                        1,738    63,159
Woodward Governor Co.                                          2,178    72,419
X-Rite, Inc.                                                   1,317    17,490
Zoran Corp.(a)                                                 3,393    74,239
                                                                     ---------
                                                                     3,466,920
                                                                     ---------
ENERGY--ALTERNATE SOURCES--0.3%
Covanta Holding Corp.(a)                                       7,946   132,460
Evergreen Solar, Inc.(a)                                       3,067    47,232
KFX, Inc.(a)                                                   5,121    93,202
Pacific Ethanol, Inc.(a)                                         200     4,318
Quantum Fuel Systems Technologies Worldwide, Inc.(a)           3,100    11,098
Syntroleum Corp.(a)                                            2,600    21,502
                                                                     ---------
                                                                       309,812
                                                                     ---------

ENERGY & RELATED--0.2%
Headwaters, Inc.(a)                                            3,053   121,479
KCS Energy, Inc.(a)                                            3,677    95,602
                                                                     ---------
                                                                       217,081
                                                                     ---------
ENGINEERING & CONSTRUCTION--0.4%
EMCOR Group, Inc.(a)                                           2,266   112,530
Granite Construction, Inc.                                     2,556   124,425
Infrasource Services, Inc.(a)                                    800    13,768
Layne Christensen Co.(a)                                         787    26,380
Perini Corp.(a)                                                1,364    41,425
Washington Group International, Inc.                           2,110   121,093
                                                                     ---------
                                                                       439,621
                                                                     ---------
ENTERTAINMENT--1.4%
4Kids Entertainment, Inc.(a)                                     852    14,646
Ambassadors Group, Inc.                                        1,200    30,480
Ameristar Casinos, Inc.                                        1,780    45,906
Bally Technologies, Inc.(a)                                    3,772    64,086
Blue Coat Systems, Inc.(a)                                       902    19,609
Blue Nile, Inc.(a)                                             1,015    35,718
Carmike Cinemas, Inc.                                            783    18,894
Churchill Downs, Inc.                                            485    18,585
Cybersource Corp.(a)                                           1,800    20,088
Dover Downs Gaming & Entertainment, Inc.                         537    11,690
Dover Motorsports, Inc.                                        1,031     5,660
Equinix, Inc.(a)                                               1,348    86,569
Gaylord Entertainment Co.(a)                                   2,963   134,460
Great Wolf Resorts, Inc.(a)                                    1,700    19,703
Internet Capital Group, Inc.(a)                                2,700    25,434
Ipass, Inc.(a)                                                 3,700    29,637
Isle of Capri Casinos, Inc.(a)                                 1,042    34,678
Ivillage, Inc.(a)                                              3,300    27,753
Macrovision Corp.(a)                                           3,724    82,487
Magna Entertainment Corp., Class A(a)                          2,453    16,656
Martha Stewart Living Omnimedia Inc., Class A(a)               1,534    25,863
Mikohn Gaming Corp.(a)                                         2,500    23,925
MTR Gaming Group, Inc.(a)                                      1,579    16,264
Patten Corp.(a)                                                1,300    17,186
Pinnacle Entertainment, Inc.(a)                                3,468    97,694
RealNetworks, Inc.(a)                                          7,905    65,216
Redback Network, Inc.(a)                                       3,050    66,155
Shuffle Master, Inc.                                           2,623    93,746
Six Flags, Inc.(a)                                             6,873    69,967
Speedway Motorsports, Inc.                                     1,056    40,350
Steinway Musical Instruments, Inc.(a)                            513    16,529
Sunterra Corp.(a)                                              1,200    17,136
Travelzoo, Inc.(a)                                               200     3,916
Vail Resorts, Inc.(a)                                          2,392    91,422
World Wrestling Entertainment, Inc.                            1,483    25,063
                                                                     ---------
                                                                     1,413,171
                                                                     ---------
ENVIRONMENTAL CONTROL--0.6%
Aleris International, Inc.(a)                                  2,271   109,167
American Ecology Corp.                                           879    17,914
Casella Waste Systems, Inc., Class A(a)                        1,358    19,297
Clean Harbors, Inc.(a)                                         1,307    38,779
Duratek, Inc.(a)                                               1,000    21,900
Metal Management, Inc.                                         1,500    47,475
Mine Safety Appliances Co.                                     2,130    89,460
Tetra Tech, Inc.(a)                                            3,810    72,733
Thermogenesis(a)                                               3,200    12,960
Waste Connections, Inc.(a)                                     3,456   137,583
Waste Industries USA, Inc.                                       400     8,668
Waste Services, Inc.(a)                                        4,300    13,545
                                                                     ---------
                                                                       589,481
                                                                     ---------

FOOD--1.9%
American Italian Pasta Co., Class A                            1,289     8,069
Arden Group, Inc., Class A                                        91     8,457
BJ'S Restaurants, Inc.(a)                                      1,025    27,675
CEC Entertainment, Inc.(a)                                     2,593    87,177
Chiquita Brands International, Inc.                            3,078    51,618
Corn Products International, Inc.                              5,550   164,113
Diamond Foods, Inc.                                              400     6,868
Flowers Foods, Inc.                                            3,701   109,919
Gold Kist, Inc.(a)                                             3,500    44,240
Great Atlantic & Pacific Tea Co.(a)                            1,243    43,418
Hain Celestial Group, Inc.(a)                                  2,014    52,747
IHOP Corp.                                                     1,304    62,514
Ingles Markets, Inc., Class A                                    687    12,242
J & J Snack Foods Corp.                                          859    28,854
Jack in the Box, Inc.(a)                                       2,517   109,489
Lance, Inc.                                                    2,052    46,170
Landry's Restaurants, Inc.                                     1,211    42,785
M&F Worldwide Corp.(a)                                           700     9,996
Nash Finch Co.                                                   849    25,385
P.F. Chang's China Bistro, Inc.(a)                             1,846    90,989
Papa John's International, Inc.(a)                             1,602    52,562
Pathmark Stores, Inc.(a)                                       3,646    38,137
Performance Food Group Co.(a)                                  2,495    77,819
Premium Standard Farms, Inc.                                     600    10,530
Ralcorp Holdings, Inc.(a)                                      2,188    83,253
Rare Hospitality International, Inc.(a)                        2,532    88,190
Ruddick Corp.                                                  2,522    61,310
Sanderson Farms, Inc.                                          1,255    28,112
Sanfilippo (John B.) & Son, Inc.(a)                              442     6,997
Seaboard Corp.                                                    24    38,256
Sensient Technologies Corp.                                    3,487    62,940
Spartan Stores, Inc.(a)                                        1,300    16,575
Tejon Ranch Co.(a)                                               596    29,127
Tootsie Roll Industries, Inc.                                  1,873    54,823
United Natural Foods, Inc.(a)                                  3,016   105,470
Weis Markets, Inc.                                             1,049    46,754
Wild Oats Markets, Inc.(a)                                     1,928    39,196
                                                                     ---------
                                                                     1,872,776
                                                                     ---------
FOREST PRODUCTS & PAPER--0.7%
American Woodmark Corp.                                          777    27,584
Bowater, Inc.                                                  4,128   122,106
Buckeye Technologies, Inc.(a)                                  2,044    18,498
Caraustar Industries, Inc.(a)                                  1,922    19,777
Chesapeake Corp.                                               1,223    16,975
Deltic Timber Corp.                                              689    41,753
Glatfelter Co.                                                 3,246    59,499
Mercer International, Inc.-Sbi(a)                              1,900    17,689
Neenah Paper Inc.                                              1,013    33,176
Potlatch Corp.                                                 2,854   122,266
Rock-Tenn Co., Class A                                         2,012    30,160
Schweitzer-Mauduit International, Inc.                         1,106    26,544
Universal Forest Products, Inc.                                1,175    74,601
Wausau-Mosinee Paper Corp.                                     3,094    43,842
Xerium Technologies, Inc.                                        800     7,512
                                                                     ---------
                                                                       661,982
                                                                     ---------
GAS--0.3%
EnergySouth, Inc.                                                419    13,328
Laclede Group, Inc. (The)                                      1,478    50,873
Nicor, Inc.                                                    3,258   128,886
Peoples Energy Corp.                                           2,806   100,006
                                                                     ---------
                                                                       293,093
                                                                     ---------

HAND/MACHINE TOOLS--0.4%
Baldor Electric Co.                                            2,449  82,948
Franklin Electric Co., Inc.                                    1,640  89,626
Kennametal, Inc.                                               2,802 171,314
Powell Industries, Inc.(a)                                       439   9,561
Regal-Beloit Corp.                                             1,906  80,567
                                                                     -------
                                                                     434,016
                                                                     -------
HEALTH CARE--5.2%
Abiomed, Inc.(a)                                               1,200  15,480
Adeza Biomedical Corp.(a)                                        300   6,339
Alliance Imaging, Inc.(a)                                        825   5,313
Allied Healthcare International, Inc.(a)                       2,000   9,700
Amedisys, Inc.(a)                                              1,100  38,225
America Service Group, Inc.(a)                                   650   8,470
American Dental Partners, Inc.(a)                                750  10,125
American Medical Systems Holdings, Inc.(a)                     5,098 114,705
American Retirement Corp.(a)                                   2,134  54,673
AMN Healthcare Services, Inc.(a)                                 940  17,597
AmSurg Corp.(a)                                                2,148  48,738
Andrx Corp.(a)                                                 5,402 128,243
Angiodynamics, Inc.(a)                                           100   3,006
Apria Healthcare Group, Inc.(a)                                3,086  70,916
Arrow International, Inc.                                      1,451  47,404
ArthroCare Corp.(a)                                            1,789  85,550
Aspect Medical Systems, Inc.(a)                                1,115  30,596
BioMarin Pharmaceutical, Inc.(a)                               6,098  81,835
Biosite, Inc.(a)                                               1,159  60,187
Brookdale Senior Living, Inc.                                    722  27,256
Bruker BioSciences Corp.(a)                                    2,470  13,338
Caliper Life Sciences, Inc.(a)                                 2,100  13,440
Candela Corp.(a)                                               1,560  33,696
Cantel Medical Corp.(a)                                          700  11,473
Centene Corp.(a)                                               3,087  90,048
Cepheid, Inc.(a)                                               3,841  35,184
Chemed Corp.                                                   1,867 110,788
Compx International, Inc.                                        100   1,615
CONMED Corp.(a)                                                2,139  40,962
Cyberonics, Inc.(a)                                            1,506  38,810
Datascope Corp.                                                  803  31,767
Dexcom, Inc.(a)                                                  300   6,081
DHB Industries, Inc.(a)                                        1,898   9,072
Diagnostic Products Corp.                                      1,685  80,257
Dionex Corp.(a)                                                1,498  92,097
DJ Orthopedics, Inc.(a)                                        1,489  59,203
Encore Medical Corp.(a)                                        3,977  20,362
Enzo Biochem, Inc.(a)                                          1,915  25,853
Enzon Pharmaceuticals, Inc.(a)                                 3,079  24,940
ev3, Inc.(a)                                                     916  16,222
Foxhollow Technologies, Inc.(a)                                1,087  33,208
Genesis HealthCare Corp.(a)                                    1,360  59,758
Gentiva Health Services, Inc.(a)                               1,939  35,309
Haemonetics Corp.(a)                                           1,911  97,021
Healthtronics, Inc.(a)                                         2,300  19,021
Healthways, Inc.(a)                                            2,448 124,701
Hologic, Inc.(a)                                               3,216 178,006
Hooper Holmes, Inc.                                            4,418  12,768
Horizon Health Corp.(a)                                          600  11,880
ICU Medical, Inc.(a)                                             949  34,344
Immucor, Inc.(a)                                               3,354  96,226
Intermagnetics General Corp.(a)                                2,925  73,271
Intralase Corp.(a)                                               800  18,560
Intuitive Surgical, Inc.(a)                                    2,565 302,671
Invacare Corp.                                                 2,220  68,953
Inverness Medical Innovations, Inc.(a)                         1,679  48,238
IRIS International, Inc.(a)                                    1,269  19,834
Kensey Nash Corp.(a)                                             680  19,448
Kindred Healthcare, Inc.(a)                                    1,936  48,690
Kyphon, Inc.(a)                                                2,146  79,831

Laserscope(a)                                                  1,446    34,198
LCA-Vision, Inc.                                               1,450    72,660
LHC Group, Inc.(a)                                               300     4,800
Luminex Corp.(a)                                               1,703    25,307
Matria Healthcare, Inc.(a)                                     1,514    57,471
Medcath Corp.(a)                                                 400     7,648
Mentor Corp.                                                   2,378   107,747
Meridian Bioscience, Inc.                                      1,250    33,725
Merit Medical Systems, Inc.(a)                                 1,846    22,170
Molina Healthcare, Inc.(a)                                       700    23,429
National Healthcare Corp.                                        364    14,589
Neurometrix, Inc.(a)                                             392    15,264
Nighthawk Radiology Holdings, Inc.(a)                            457    10,918
NxStage Medical, Inc.(a)                                         374     4,798
Oakley, Inc.                                                   1,649    28,066
Occulogix, Inc.(a)                                               700     2,415
Odyssey Healthcare, Inc.(a)                                    2,335    40,185
Option Care, Inc.                                              1,352    19,117
OraSure Technologies, Inc.(a)                                  3,254    33,516
Paincare Holdings, Inc.(a)                                     3,200     6,112
Palomar Medical Technologies, Inc.(a)                          1,200    40,140
Pediatrix Medical Group, Inc.(a)                               1,823   187,113
PolyMedica Corp.                                               1,779    75,358
PSS World Medical, Inc.(a)                                     4,771    92,033
Psychiatric Solutions, Inc.(a)                                 3,758   124,503
Radiation Therapy Services, Inc.(a)                              700    17,857
RehabCare Group, Inc.(a)                                       1,219    22,978
Res-Care, Inc.(a)                                              1,400    25,732
Somanetics Corp.(a)                                              925    20,424
SonoSite, Inc.(a)                                              1,095    44,501
Stereotaxis, Inc.(a)                                           1,237    15,599
Steris Corp.                                                   5,115   126,238
Sunrise Senior Living, Inc.(a)                                 2,918   113,714
Symbion, Inc.(a)                                               1,261    28,562
Symmetry Medical, Inc.(a)                                        500    10,605
Thoratec Corp.(a)                                              3,809    73,399
TriPath Imaging, Inc.(a)                                       2,080    14,518
United Surgical Partners International, Inc.(a)                3,192   113,029
US Physical Therapy, Inc.(a)                                     700    11,977
Ventana Medical Systems, Inc.(a)                               2,299    96,029
Viasys Healthcare, Inc.(a)                                     2,270    68,282
VistaCare, Inc., Class A(a)                                      621     9,626
Vital Images, Inc.(a)                                            954    32,512
Vital Sign, Inc.                                                 377    20,709
WellCare Health Plans, Inc.(a)                                 1,300    59,072
West Pharmaceutical Services, Inc.                             2,295    79,682
Wright Medical Group, Inc.(a)                                  2,113    41,732
Young Innovations, Inc.                                          282    10,299
Zoll Medical Corp.(a)                                            697    18,359
                                                                     ---------
                                                                     5,160,021
                                                                     ---------
HOLDING COMPANIES--0.3%
Navigators Group, Inc.(a)                                        800    39,680
Star Maritime Acquisition Corp.(a)                             1,373    13,332
Triarc Companies, Inc.                                         3,233    56,513
Walter Industries, Inc.                                        2,863   190,733
                                                                     ---------
                                                                       300,258
                                                                     ---------
HOME BUILDERS--0.7%
Brookfield Homes Corp.                                         1,005    52,119
Champion Enterprises, Inc.(a)                                  5,587    83,581
Coachmen Industries, Inc.                                        878     9,992
Comstock Homebuilding Cos., Inc., Class A(a)                     300     3,303
Fleetwood Enterprises, Inc.(a)                                 4,360    48,701
Levitt Corp., Class A                                          1,127    24,839
M/I Schottenstein Homes, Inc.                                    916    43,052
Monaco Coach Corp.                                             1,759    23,571
Orleans Homebuilders, Inc.                                       277     5,612

Palm Harbor Homes, Inc.(a)                                       583  12,494
Skyline Corp.                                                    437  18,083
Technical Olympic Usa, Inc.                                    1,090  22,182
Thor Industries, Inc.                                          2,552 136,174
WCI Communities, Inc.(a)                                       2,562  71,275
William Lyon Homes, Inc.(a)                                      195  18,658
Williams Scotsman International, Inc.(a)                       1,009  25,275
Winnebago Industries, Inc.                                     2,464  74,758
                                                                     -------
                                                                     673,669
                                                                     -------
HOME FURNISHINGS--0.6%
Bassett Furniture Industries, Inc.                               658  13,127
DTS, Inc.(a)                                                   1,100  21,626
Ethan Allen Interiors, Inc.                                    2,395 100,638
Furniture Brands International, Inc.                           3,342  81,912
Hooker Furniture Corp.                                           683  12,909
Kimball International, Inc., Class B                           1,513  22,756
La-Z-Boy, Inc.                                                 3,798  64,566
Libbey, Inc.                                                     860   6,089
Maytag Corp.                                                   5,883 125,483
Movado Group, Inc.                                             1,334  30,789
Select Comfort Corp.(a)                                        2,664 105,361
Standex International Corp.                                      903  28,589
Stanley Furniture Co., Inc.                                      786  22,991
                                                                     -------
                                                                     636,836
                                                                     -------
HOUSEHOLD PRODUCTS / WARES--0.8%
Blyth, Inc.                                                    1,800  37,836
Central Garden & Pet Co.(a)                                    1,424  75,671
CNS, Inc.                                                        900  19,386
CSS Industries, Inc.                                             430  14,078
Ennis Business Forms, Inc.                                     1,761  34,340
Fossil, Inc.(a)                                                3,524  65,476
Harland (John H.) Co.(a)                                       2,027  79,661
Jarden Corp.(a)                                                5,016 164,775
Lifetime Brands, Inc.                                            537  15,138
National Presto Industries, Inc.                                 301  14,800
Playtex Products, Inc.(a)                                      2,944  30,824
Russ Berrie & Co., Inc.                                          733  11,142
Standard Register Co. (The)                                    1,082  16,771
Tupperware Corp.                                               3,919  80,692
Valence Technology, Inc.(a)                                    2,919   7,268
Water Pik Technologies, Inc.(a)                                  835  23,138
Yankee Candle Co. (The)                                        3,024  82,767
                                                                     -------
                                                                     773,763
                                                                     -------
INSURANCE--2.2%
21st Century Insurance Group                                   2,150  33,970
Affirmative Insurance Holdings, Inc.                             600   7,926
Alfa Corp.                                                     2,367  40,570
American Equity Investment Life Holding Co.                    3,352  48,068
American Physicians Capital, Inc.(a)                             487  23,376
Argonaut Group, Inc.(a)                                        2,221  78,957
Baldwin & Lyons, Inc., Class B                                   435  11,549
Bristol West Holdings, Inc.                                    1,100  21,175
Ceres Group, Inc.(a)                                           2,300  12,696
Citizens, Inc.(a)                                              2,250  11,610
CNA Surety Corp.(a)                                              942  15,760
Crawford & Co., Class B                                        1,638   9,828
Delphi Financial Group, Inc., Class A                          2,057 106,203
Direct General Corp.                                           1,000  17,010
Donegal Group, Inc.                                              688  17,950
Emc Insurance Group, Inc.                                        407  11,343
Enstar Group, Inc.(a)                                            241  21,627
FBL Financial Group, Inc., Class A                               944  32,521
First Acceptance Corp.(a)                                      1,200  15,960
First Advantage Corp.(a)                                         500  12,090

FPIC Insurance Group, Inc.(a)                                     697    26,347
Great American Financial Resources, Inc.                          531    10,477
Harleysville Group, Inc.                                          909    26,988
HealthExtras, Inc.(a)                                           1,478    52,173
Hilb, Rogal & Hamilton Co.                                      2,366    97,527
Horace Mann Educators Corp.                                     2,943    55,328
Independence Holding Co.                                          273     6,295
Infinity Property & Casualty Corp.                              1,420    59,271
James River Group, Inc.(a)                                        300     8,076
Kansas City Life Insurance Co.                                    235    12,041
Kmg America Corp.(a)                                            1,500    12,840
LandAmerica Financial Group, Inc.                               1,335    90,580
Midland Co. (The)                                                 736    25,745
National Interstate Corp.                                         300     6,525
National Western Life Insurance Co., Class A                      153    35,540
Odyssey Re Holdings Corp.                                         900    19,530
Ohio Casualty Corp.                                             4,623   146,550
PICO Holdings, Inc.(a)                                            519    17,070
PMA Capital Corp., Class A(a)                                   2,097    21,347
Presidential Life Corp.                                         1,439    36,565
ProAssurance Corp.(a)                                           2,064   107,328
Republic Cos., Group, Inc.                                        400     6,944
RLI Corp.                                                       1,663    95,290
Safety Insurance Group, Inc.                                      798    36,437
Seabright Insurance Holdings, Inc.(a)                             708    12,333
Selective Insurance Group, Inc.                                 2,093   110,929
State Auto Financial Corp.                                      1,019    34,350
Stewart Information Services Corp.                              1,260    59,321
Tower Group, Inc.                                               1,200    27,720
Triad Guaranty, Inc.(a)                                           585    27,437
U.S.I. Holdings Corp.(a)                                        3,347    53,987
UICI                                                            2,602    96,248
United Fire & Casualty Co.                                      1,167    38,394
Universal American Financial Corp.(a)                           1,797    27,674
Zenith National Insurance Corp.                                 1,923    92,554
                                                                      ---------
                                                                      2,143,950
                                                                      ---------
INTERNET COMPANIES--0.6%
Alloy, Inc.(a)                                                    633     8,489
Applied Digital Solutions, Inc.(a)                              4,366    12,661
Arbinet--theexchange, Inc.(a)                                     400     2,944
Audible, Inc.(a)                                                1,700    17,867
Avocent Corp.(a)                                                3,666   116,359
Click Commerce, Inc.(a)                                           500    11,970
Cogent Communications Group, Inc.(a)                              400     3,900
DealerTrack Holdings, Inc.(a)                                     736    15,684
Liquidity Services, Inc.(a)                                       565     6,921
NetFlix, Inc.(a)                                                2,703    78,360
Nutri/System, Inc.(a)                                           1,786    84,871
Online Resources Corp.(a)                                       1,500    19,500
Terremark Worldwide, Inc.(a)                                    2,030    17,255
TIBCO Software, Inc.(a)                                        15,930   133,174
Vasco Data Security International(a)                            1,700    13,906
Vocus, Inc.(a)                                                    368     5,465
WebMD Health Corp., Class A(a)                                    456    18,988
                                                                      ---------
                                                                        568,314
                                                                      ---------
IRON / STEEL--1.3%
AK Steel Holding Corp.(a)                                       8,104   121,560
Carpenter Technology Corp.                                      1,815   171,553
Chaparral Steel Co.(a)                                          1,674   108,676
Cleveland-Cliffs, Inc.                                          1,614   140,612
Gibraltar Steel, Inc.                                           1,675    49,346
Oregon Steel Mills, Inc.(a)                                     2,615   133,810
Reliance Steel & Aluminum Co.                                   2,118   198,922
Roanoke Electric Steel Corp.                                      700    22,610
Ryerson Tull, Inc.                                              1,771    47,392
Schnitzer Steel Industries, Inc., Class A                       1,614    69,160

Steel Dynamics, Inc.                                           2,982   169,169
Steel Technologies, Inc.                                         700    17,010
Wheeling-Pittsburgh Corp.(a)                                     500     9,180
                                                                     ---------
                                                                     1,259,000
                                                                     ---------
LEISURE TIME--0.3%
Callaway Golf Co.                                              5,632    96,871
Geo Group, Inc. (The)(a)                                         589    19,637
K2, Inc.(a)                                                    3,331    41,804
Life Time Fitness, Inc.(a)                                     1,727    80,910
Marine Products Corp.                                            762     8,374
Nautilus Group, Inc. (The)                                     2,230    33,339
NGP Capital Resources Co.                                      1,100    14,960
WMS Industries, Inc.(a)                                        1,502    45,210
                                                                     ---------
                                                                       341,105
                                                                     ---------
LODGING--0.2%
Aztar Corp.(a)                                                 2,570   107,914
Lodgian, Inc.(a)                                               1,700    23,613
Marcus Corp.                                                   1,397    27,870
Monarch Casino & Resort, Inc.(a)                                 600    17,034
Morgans Hotel Group Co.(a)                                     1,309    23,117
Riviera Holdings Corp.(a)                                        500     8,425
                                                                     ---------
                                                                       207,973
                                                                     ---------
MACHINERY--2.9%
Agco Corp.(a)                                                  6,675   138,440
Alamo Group, Inc.                                                400     8,856
Albany International Corp., Class A                            2,102    80,065
Applied Industrial Technologies, Inc.                          2,218    98,923
Astec Industries, Inc.(a)                                      1,213    43,547
Asyst Technologies, Inc.(a)                                    3,242    33,749
Briggs & Stratton Corp.                                        3,808   134,689
Bucyrus International, Inc.,--A                                2,250   108,428
Cascade Corp.                                                    827    43,707
Cognex Corp.                                                   3,058    90,639
Dycom Industries, Inc.(a)                                      2,964    62,985
Esterline Technologies Corp.(a)                                1,748    74,727
Flowserve Corp.(a)                                             4,080   238,026
Gardner Denver, Inc.(a)                                        1,853   120,816
Gehl Co.(a)                                                      800    26,496
Global Power Equipment Group, Inc.(a)                          2,394     9,217
Gorman-Rupp Co. (The)                                            666    16,250
Insituform Technologies, Inc., Class A(a)                      1,830    48,678
Intermec, Inc.(a)                                              3,617   110,355
Intevac Inc.(a)                                                1,400    40,292
iRobot Corp.(a)                                                  297     8,257
JLG Industries, Inc.                                           7,526   231,725
Kadant, Inc.(a)                                                1,012    22,972
Kaman Corp., Class A                                           1,693    42,596
Knight Transportation, Inc.                                    4,220    83,345
Kulicke & Soffa Industries, Inc.(a)                            3,545    33,819
Lincoln Electric Holding, Inc.                                 2,708   146,205
Lindsay Manufacturing Co.                                        844    22,864
Manitowoc Co., Inc. (The)                                      2,220   202,353
Middleby Corp.(a)                                                348    29,135
NACCO Industries, Inc.                                           356    54,810
Nordson Corp.                                                  1,839    91,693
Paxar Corp.(a)                                                 2,555    50,001
Presstek, Inc.(a)                                              1,971    23,455
Robbins & Myers, Inc.                                            754    16,286
Sauer-Danfoss, Inc.                                              612    14,045
Semitool, Inc.(a)                                              1,260    14,326
Stewart & Stevenson Services, Inc.                             2,106    76,827
Tecumseh Products Co., Class A                                 1,204    29,546
Tennant Co.                                                      522    27,311
Turbochef Technologies, Inc.(a)                                  800     9,760

Ultratech, Inc.(a)                                              1,656    40,539
Wabtec Corp.                                                    3,458   112,731
                                                                      ---------
                                                                      2,913,486
                                                                      ---------
MANUFACTURERS--0.7%
Crane Co.                                                       3,821   156,699
EnPro Industries, Inc.(a)                                       1,452    49,804
Federal Signal Corp.                                            3,572    66,082
Flanders Corp.(a)                                                 800     9,344
Freightcar America, Inc.                                          574    36,506
Jacuzzi Brands, Inc.(a)                                         5,584    54,891
Lancaster Colony Corp.                                          1,907    80,094
Sturm Ruger & Co., Inc.                                         1,484    11,842
Tredegar Corp.                                                  1,927    30,659
Trinity Industries, Inc.                                        3,033   164,965
                                                                      ---------
                                                                        660,886
                                                                      ---------
MANUFACTURING--0.5%
Acuity Brands, Inc.                                             3,257   130,281
American Railcar Industries, Inc.                                 618    21,673
Applied Films Corp.(a)                                          1,079    20,965
Blount International, Inc.(a)                                   2,000    32,220
ESCO Technologies, Inc.(a)                                      1,876    95,019
Hexcel Corp.(a)                                                 5,871   128,986
Kaydon Corp.                                                    2,079    83,908
Koppers Holdings, Inc.                                            728    14,305
Reddy Ice Holdings, Inc.                                          700    15,547
                                                                      ---------
                                                                        542,904
                                                                      ---------
MEDIA--1.1%
Banta Corp.                                                     1,831    95,176
Beasley Broadcast Group, Inc., Class A                            428     5,192
Citadel Broadcasting Corp.                                      2,900    32,161
Courier Corp.                                                     676    29,974
Cox Radio, Inc.(a)                                              2,796    37,522
Crown Media Holdings, Inc.(a)                                     938     5,947
Cumulus Media, Inc., Class A(a)                                 3,901    43,925
Emmis Communications Corp.(a)                                   2,328    37,248
Entercom Communications Corp.(a)                                2,400    67,008
Entravision Communications Corp.(a)                             4,703    43,079
Fisher Communications, Inc.(a)                                    426    19,064
Gemstar-TV Guide International, Inc.(a)                        18,179    56,173
Gray Television, Inc.                                           3,016    25,334
Hollinger International, Inc.                                   4,013    33,629
Journal Communications, Inc.                                    1,900    23,560
Journal Register Co.                                            3,038    37,003
Jupitermedia Corp.(a)                                           1,400    25,172
Lin TV Corp., Class A(a)                                        1,816    16,344
LodgeNet Entertainment Corp.(a)                                   985    15,346
Media General Inc., Class A                                     1,587    73,986
Mediacom Communications Corp.(a)                                4,163    23,937
Outdoor Channel Holdings, Inc.(a)                                 500     5,095
Playboy Enterprises, Inc., Class B(a)                           1,398    19,852
Primedia, Inc.(a)                                              10,149    21,008
Radio One, Inc., Class D(a)                                     5,741    42,828
Readers Digest Association, Inc.                                7,351   108,428
Regent Communications, Inc.(a)                                  2,348    10,824
Saga Communications, Inc.(a)                                    1,052    10,173
Salem Communications Corp., Class A(a)                            678    10,177
Scholastic Corp.(a)                                             2,429    65,000
Sinclair Broadcast Group, Inc., Class A                         3,088    25,167
Spanish Broadcasting System, Inc., Class A(a)                   2,574    14,234
TiVo, Inc.(a)                                                   3,945    28,522
Triple Crown Media, Inc.(a)                                       301     1,776
Value Line, Inc.                                                   38     1,406
WorldSpace Inc., Class A(a)                                       800     6,040
WPT Enterprises, Inc.(a)                                          300     2,208
                                                                      ---------
                                                                      1,119,518
                                                                      ---------

METAL FABRICATE / HARDWARE--0.5%
AM Castle & Co.(a)                                                719  21,211
CIRCOR International, Inc.                                      1,115  32,558
Dynamic Materials Corp.                                           400  14,256
Jorgensen (Earle M.) Co.(a)                                     1,300  19,695
Lawson Products, Inc.                                             294  12,036
NN, Inc.                                                        1,044  13,478
Omega Flex, Inc.(a)                                               200   3,810
RBC Bearings, Inc.(a)                                             600  12,300
Shaw Group, Inc. (The)(a)                                       5,727 174,101
Sun Hydraulics Corp.                                              450   9,621
Valmont Industries, Inc.                                        1,180  49,607
Worthington Industries, Inc.                                    5,112 102,547
                                                                      -------
                                                                      465,220
                                                                      -------
METALS--DIVERSIFIED--1.0%
Ameron International Corp.                                        568  41,595
Commercial Metals Co.                                           4,463 238,725
Griffon Corp.(a)                                                2,151  53,431
Gulf Island Fabrication, Inc.                                     781  18,486
Matthews International Corp., Class A                           2,358  90,217
Maverick Tube Corp.(a)                                          3,166 167,766
Mueller Industries, Inc.                                        2,701  96,399
NS Group, Inc.(a)                                               1,537  70,748
Quanex Corp.                                                    1,851 123,332
RTI International Metals, Inc.(a)                               1,570  86,115
                                                                      -------
                                                                      986,814
                                                                      -------
MINING--0.6%
AMCOL International Corp.                                       1,470  42,336
Brush Engineered Materials, Inc.(a)                             1,371  27,077
Century Aluminum Co.(a)                                         1,574  66,816
Charles & Colvard Ltd.                                            918   9,942
Coeur d'Alene Mines Corp.(a)                                   20,235 132,742
Compass Minerals International, Inc.                            1,400  34,986
Hecla Mining Co.(a)                                             8,224  54,361
Royal Gold, Inc.                                                1,376  49,797
Stillwater Mining Co.(a)                                        2,968  48,853
Titanium Metals Corp.(a)                                        1,850  89,818
USEC, Inc.                                                      6,357  76,602
                                                                      -------
                                                                      633,330
                                                                      -------
OFFICE / BUSINESS EQUIPMENT--0.3%
Global Imaging Systems, Inc.(a)                                 1,654  62,819
IKON Office Solutions, Inc.                                     8,070 114,997
Insight Enterprises, Inc.(a)                                    3,572  78,620
Knoll, Inc.                                                       700  14,924
TRM Corp.(a)                                                      900   6,057
                                                                      -------
                                                                      277,417
                                                                      -------
OIL & GAS PRODUCERS--3.4%
ATP Oil & Gas Corp.(a)                                          1,300  57,083
Atwood Oceanics, Inc.(a)                                          976  98,586
Berry Petroleum Co., Class A                                    1,265  86,589
Bois D'ARC Energy, Inc.(a)                                        800  13,320
Cabot Oil & Gas Corp.                                           3,611 173,075
Carrizo Oil & Gas, Inc.(a)                                      1,452  37,737
Cascade Natural Gas Corp.                                         658  12,963
Cimarex Energy Co.(a)                                           6,000 259,559
Clayton Williams Energy, Inc.(a)                                  402  16,450
Encore Acquisition Co.(a)                                       3,639 112,809
Endeavour International Corp.(a)                                3,800  11,058
Energy Partners, Ltd.(a)                                        2,432  57,347

Frontier Oil Corp.                                              4,045   240,070
Gasco Energy, Inc.(a)                                           5,216    29,210
Goodrich Petroleum Corp.(a)                                       745    20,115
Grey Wolf, Inc.(a)                                             14,090   104,830
Hanover Compressor Co.(a)                                       6,654   123,897
Harvest Natural Resources, Inc.(a)                              2,503    24,329
Holly Corp.                                                     1,516   112,366
Houston Exploration Co.(a)                                      2,116   111,513
McMoRan Exploration Co.(a)                                      1,732    30,899
Meridian Resource Corp. (The)(a)                                6,002    24,308
New Jersey Resources Corp.                                      1,934    87,514
Northwest Natural Gas Co.                                       1,907    67,679
Parallel Petroleum Corp.(a)                                     2,300    42,435
Parker Drilling Co.(a)                                          7,858    72,844
Penn Virginia Corp.                                             1,366    96,986
Petrohawk Energy Corp.(a)                                       4,383    60,047
Petroleum Development Corp.(a)                                  1,138    51,620
Petroquest Energy, Inc.(a)                                      2,700    27,243
Pioneer Drilling Co.(a)                                         1,400    23,002
Remington Oil & Gas Corp.(a)                                    1,722    74,425
RPC, Inc.                                                       1,604    36,651
SEACOR Holdings, Inc.(a)                                        1,329   105,257
South Jersey Industries, Inc.                                   1,910    52,086
Southwest Gas Corp.                                             2,777    77,617
St. Mary Land & Exploration Co.                                 4,225   172,507
Stone Energy Corp.(a)                                           1,767    77,978
Superior Energy Services, Inc.(a)                               5,734   153,614
Swift Energy Co.(a)                                             2,091    78,329
Toreador Resources Corp.(a)                                     1,121    34,874
Tri-Valley Corp.(a)                                             1,400    11,158
W&T Offshore, Inc.                                                935    37,690
Warren Resources, Inc.(a)                                       1,826    27,207
WD-40 Co.                                                       1,174    36,218
W-H Energy Services, Inc.(a)                                    1,940    86,311
                                                                      ---------
                                                                      3,349,405
                                                                      ---------
OIL & GAS SERVICES--2.7%
Alon USA Energy, Inc.(a)                                          700    17,234
Aquila, Inc.(a)                                                27,557   109,952
Atlas America, Inc.(a)                                          1,337    63,922
Basic Energy Services, Inc.(a)                                    910    27,118
Bill Barrett Corp.                                                893    29,103
Brigham Exploration Co.(a)                                      1,700    14,892
Bronco Drilling Co., Inc.(a)                                      416    10,941
Callon Petroleum Co.(a)                                           990    20,810
CARBO Ceramics, Inc.                                            1,439    81,893
Cheniere Energy, Inc.(a)                                        3,535   143,416
Comstock Resources, Inc.(a)                                     3,128    92,870
Crosstex Energy, Inc.                                             400    30,980
Delta Petroleum Corp.(a)                                        2,599    54,631
Dril-Quip, Inc.(a)                                                532    37,692
Edge Petroleum Corp.(a)                                         1,200    29,976
EXCO Resources, Inc.(a)                                         3,640    45,609
FX Energy, Inc.(a)                                              2,300    12,029
Giant Industries, Inc.(a)                                         990    68,845
Global Industries Ltd.(a)                                       6,112    88,563
Helix Energy Solutions Group, Inc.(a)                           5,716   216,636
Hercules Offshore, Inc.(a)                                        598    20,338
Hornbeck Offshore Services, Inc.(a)                             1,300    46,891
Hydril(a)                                                       1,401   109,208
Input/Output, Inc.(a)                                           5,157    50,074
Lone Star Technologies, Inc.(a)                                 2,203   122,068
Lufkin Industries, Inc.                                         1,041    57,713
Markwest Hydrocarbon, Inc.                                        300     6,870
Newpark Resources, Inc.(a)                                      6,215    50,963
Oceaneering International, Inc.(a)                              1,916   109,787
Oil States International, Inc.(a)                               3,003   110,661
Rosetta Resources, Inc.(a)                                      3,681    66,111
Superior Well Services, Inc.(a)                                   400    11,628

Tetra Technologies, Inc.(a)                                    2,503   117,741
Todco, Class A                                                 3,496   137,777
TransMontaigne, Inc.(a)                                        2,880    28,253
Union Drilling, Inc.(a)                                          574     8,392
Universal Compression Holdings, Inc.(a)                        1,194    60,500
Veritas DGC, Inc.(a)                                           2,499   113,430
Western Refining, Inc.                                         1,640    35,457
WGL Holdings Inc.                                              3,594   109,329
Whiting Petroleum Corp.(a)                                     2,656   108,869
                                                                     ---------
                                                                     2,679,172
                                                                     ---------
PACKAGING & CONTAINERS--0.3%
Graphic Packaging Corp.(a)                                     4,400     9,108
Greif Inc., Class A                                            1,138    77,862
Longview Fibre Co.                                             3,770    97,417
Silgan Holdings, Inc.                                          1,644    66,039
                                                                     ---------
                                                                       250,426
                                                                     ---------
PHARMACEUTICALS--4.0%
Abaxis, Inc.(a)                                                1,400    31,752
Abgenix, Inc.(a)                                               6,622   148,995
Acadia Pharmaceuticals, Inc.(a)                                1,000    15,980
Adams Respiratory Therapeutics, Inc.(a)                          583    23,186
Adolor Corp.(a)                                                3,254    77,445
Align Technology, Inc.(a)                                      4,161    38,156
Alkermes, Inc.(a)                                              6,668   147,029
Allscripts Healthcare Solutions, Inc.(a)                       3,093    56,633
Alpharma, Inc., Class A                                        2,925    78,449
Altus Pharmaceuticals, Inc.(a)                                   509    11,162
Amylin Pharmaceuticals, Inc.(a)                                7,993   391,258
Antigenics, Inc.(a)                                            1,966     5,387
Array Biopharma, Inc.(a)                                       2,100    19,194
AtheroGenics, Inc.(a)                                          2,534    41,355
Avanir Pharmaceuticals(a)                                      2,226    32,544
Bentley Pharmaceuticals, Inc.(a)                               1,152    15,149
Bioenvision, Inc.(a)                                           2,700    19,251
Bio-Reference Labs, Inc.(a)                                      600    10,824
Bioscrip, Inc.(a)                                              2,600    18,746
Caraco Pharm Labs, Inc.(a)                                       600     7,800
Cell Genesys, Inc.(a)                                          2,990    23,860
Cell Therapeutics, Inc.(a)                                     7,374    14,084
Connetics Corp.(a)                                             2,533    42,884
Conor Medsystems, Inc.                                           500    14,700
Cubist Pharmaceuticals, Inc.(a)                                3,929    90,249
CV Therapeutics, Inc.(a)                                       3,203    70,722
Cypress Bioscience, Inc.(a)                                    2,000    12,600
Dendreon Corp.(a)                                              4,760    22,420
Digene Corp.(a)                                                1,121    43,831
Discovery Laboratories, Inc.(a)                                4,186    30,683
DOV Pharmaceutical, Inc.(a)                                    1,547    24,721
Durect Corp.(a)                                                2,766    17,592
Dusa Pharmaceuticals, Inc.(a)                                  1,200     8,472
Epix Medical, Inc.(a)                                          1,648     5,768
First Horizon Pharmaceutical Corp.(a)                          2,011    50,697
Geron Corp.(a)                                                 4,653    38,666
Hi-Tech Pharmacal Co, Inc.(a)                                    450    12,690
Idenix Pharmaceuticals, Inc.(a)                                1,000    13,570
I-Flow Corp.(a)                                                1,400    18,648
Immunogen, Inc.(a)                                             2,870    12,456
Inspire Pharmaceuticals, Inc.(a)                               2,776    14,518
InterMune, Inc.(a)                                             1,743    32,315
Introgen Therapeutics, Inc.(a)                                 1,300     6,903
Isis Pharmaceuticals, Inc.(a)                                  5,330    48,023
Ista Pharmaceuticals, Inc.(a)                                    800     5,080
KV Pharmaceuticals Co.(a)                                      2,650    63,918
Mannatech, Inc.                                                1,000    17,380
Mannkind Corp.(a)                                              1,700    34,748
Medarex, Inc.(a)                                               8,170   108,007

Medicines Co. (The)(a)                                         3,647    75,019
Medicis Pharmaceutical Corp., Class A                          4,006   130,596
MGI Pharma, Inc.(a)                                            5,676    99,330
Nabi Biopharmaceuticals(a)                                     3,993    22,521
Nastech Pharmaceutical Co., Inc.(a)                            1,400    25,200
Nature's Sunshine Products, Inc.                                 700     8,750
NBTY, Inc.(a)                                                  4,106    92,467
NeoPharm, Inc.(a)                                              1,475    12,331
Neurocrine Biosciences, Inc.(a)                                2,705   174,582
Neurogen Corp.(a)                                              1,600     9,904
New River Pharmaceuticals, Inc.(a)                               800    26,568
NitroMed, Inc.(a)                                              1,363    11,449
Noven Pharmaceuticals, Inc.(a)                                 1,622    29,212
NPS Pharmaceuticals, Inc.(a)                                   2,950    25,193
Nu Skin Enterprises, Inc., Class A                             4,155    72,837
NuVasive, Inc.(a)                                              1,491    28,105
Nuvelo, Inc.(a)                                                3,761    67,021
Onyx Pharmaceuticals, Inc.(a)                                  2,981    78,281
Pain Therapeutics, Inc.(a)                                     1,918    20,849
Par Pharmaceutical Cos., Inc.(a)                               2,524    71,126
PAREXEL International Corp.(a)                                 1,806    47,751
Penwest Pharmaceuticals Co.(a)                                 1,491    32,340
Perrigo Co.                                                    6,200   101,122
Pharmion Corp.(a)                                              1,700    30,634
POZEN, Inc.(a)                                                 1,653    27,605
Prestige Brands Holdings, Inc.                                 1,900    23,123
Progenics Pharmaceuticals, Inc.(a)                             1,476    39,099
Renovis, Inc.(a)                                               1,600    34,112
Rigel Pharmaceuticals, Inc.(a)                                 1,500    17,235
Salix Pharmaceuticals Ltd.(a)                                  3,336    55,077
Serologicals Corp.(a)                                          2,567    62,789
Somaxon Pharmaceuticals, Inc.(a)                                 363     5,812
SuperGen, Inc.(a)                                              3,480    19,766
Sybron Dental Specialties, Inc.(a)                             2,959   122,029
Tanox, Inc.(a)                                                 1,686    32,742
Threshold Pharmaceuticals, Inc.                                  500     7,495
Tiens Biotech Group USA, Inc.(a)                                 300     1,383
United Therapeutics, Inc.(a)                                   1,670   110,688
USANA Health Sciences, Inc.(a)                                   691    28,829
ViaCell, Inc.(a)                                                 500     2,755
Vnus Medical Technologies, Inc.(a)                               300     2,277
Xenoport Inc.(a)                                                 300     6,792
Zymogenetics, Inc.(a)                                          2,081    44,991
                                                                     ---------
                                                                     4,028,287
                                                                     ---------
REAL ESTATE--0.5%
Avatar Holdings(a)                                               380    23,180
California Coastal Communities Inc.(a)                           500    18,550
Consolidated-Tomoka Land Co.                                     388    24,106
Corrections Corp. of America(a)                                2,891   130,673
Housevalues, Inc.(a)                                             400     3,296
Jones Lang LaSalle, Inc.                                       2,513   192,345
Resource Capital Corp.                                           291     4,010
Tarragon Realty Investors, Inc.(a)                               825    16,418
Trammell Crow Co.(a)                                           2,576    91,860
United Capital Corp.(a)                                          200     4,976
ZipRealty, Inc.(a)                                               400     3,512
                                                                     ---------
                                                                       512,926
                                                                     ---------
REAL ESTATE INVESTMENT TRUSTS--6.0%
Aames Investment Corp.                                         2,700    15,336
Acadia Realty Trust                                            1,909    44,957
Affordable Residential Communities                             1,800    18,900
Agree Realty Corp.                                               500    16,050
Alexander's, Inc.(a)                                             131    37,859
Alexandria Real Estate Equities, Inc.                          1,660   158,248
American Campus Communities, Inc.                              1,100    28,501
American Home Mortgage Investment Corp.                        3,205   100,028

Anthracite Capital, Inc.                                       3,935  43,206
Anworth Mortgage Asset Corp.                                   3,276  25,749
Arbor Realty Trust, Inc.                                         933  25,182
Ashford Hospitality Trust, Inc.                                3,104  38,490
Bedford Property Investors, Inc.                                 939  25,287
Biomed Realty Trust, Inc.                                      3,292  97,575
Boykin Lodging Co.(a)                                          1,100  12,419
Brandywine Realty Trust                                        6,432 204,279
Capital Lease Funding, Inc.                                    1,700  18,853
Capital Trust, Inc. (New York)                                   822  25,581
Cedar Shopping Centers, Inc.                                   1,968  31,173
CentraCore Properties Trust                                      800  20,040
Colonial Properties Trust                                      3,306 165,730
Columbia Equity Trust, Inc.                                      900  15,822
Commercial Net Lease Realty, Inc.                              4,070  94,831
Corporate Office Properties Trust                              2,285 104,516
Cousins Properties, Inc.                                       2,901  96,980
Deerfield Triarc Capital Corp.                                 1,600  21,584
Diamondrock Hospitality Co.                                    1,700  23,477
Digital Realty Trust, Inc.                                       800  22,536
EastGroup Properties, Inc.                                     1,622  76,948
Ecc Capital Corp.                                              3,900   5,928
Education Realty Trust, Inc.                                   1,700  26,010
Entertainment Properties Trust                                 1,984  83,288
Equity Inns, Inc.                                              3,984  64,541
Equity Lifestyle Properties                                    1,394  69,352
Equity One, Inc.                                               2,729  67,024
Extra Space Storage, Inc.                                      3,818  65,631
FelCor Lodging Trust, Inc.                                     3,693  77,922
Fieldstone Investment Corp.                                    3,556  41,961
First Industrial Realty Trust, Inc.                            3,171 135,370
First Potomac Realty Trust                                     1,400  39,550
Getty Realty Corp.                                             1,216  35,386
Glenborough Realty Trust, Inc.                                 2,188  47,589
Glimcher Realty Trust                                          2,642  75,033
GMH Communities Trust                                          2,700  31,428
Government Properties Trust, Inc.                              1,300  12,402
Gramercy Capital Corp/New York(a)                              1,100  27,423
Heritage Property Investment Trust, Inc.                       1,920  76,013
Hersha Hospitality Trust                                       1,400  13,706
Highland Hospitality Corp.                                     4,304  54,704
Highwoods Properties, Inc.                                     3,972 133,976
Home Properties of New York, Inc.                              2,325 118,808
HomeBanc Corp./Atlanta GA                                      3,900  34,281
Impac Mortgage Holdings, Inc.                                  5,555  53,550
Inland Real Estate Corp.                                       4,963  80,947
Innkeepers USA Trust                                           2,935  49,748
Investors Real Estate Trust                                    2,930  27,952
JER Investors Trust, Inc.                                        800  13,296
Kilroy Realty Corp.                                            2,133 164,796
Kite Realty Group Trust                                        1,900  30,305
LaSalle Hotel Properties                                       2,869 117,629
Lexington Corp. Properties Trust                               3,824  79,730
LTC Properties, Inc.                                           1,569  36,495
Luminent Mortgage Capital, Inc.                                2,700  21,897
Maguire Properties, Inc.                                       2,702  98,623
Medical Properties Trust, Inc.                                   800   8,640
Meristar Hospitality Corp.(a)                                  6,367  66,089
MFA Mortgage Investments, Inc.                                 5,998  38,087
Mid-America Apartment Communities, Inc.                        1,395  76,376
MortgageIT Holdings, Inc.                                      1,636  17,718
National Health Investors, Inc.                                1,610  40,894
National Health Realty, Inc                                      400   7,968
Nationwide Health Properties, Inc.                             4,953 106,490
Newcastle Investment Corp.                                     3,231  77,286
Newkirk Realty Trust, Inc.                                       976  17,656
Northstar Realty Finance Corp.                                 1,881  20,597
Novastar Financial, Inc.                                       2,044  68,351
Omega Healthcare Investors, Inc.                               4,118  57,734
One Liberty Properties, Inc.                                     500   9,915

Opteum, Inc. Class A                                            1,500    12,840
Origen Financial, Inc.                                          1,200     7,296
Parkway Properties, Inc.                                          965    42,151
Pennsylvania Real Estate Investment Trust                       2,693   118,492
Post Properties, Inc.                                           3,060   136,170
PS Business Parks, Inc.                                         1,215    67,943
RAIT Investment Trust                                           1,930    54,503
Ramco-Gershenson Properties Trust                               1,071    32,419
Redwood Trust, Inc.                                             1,450    62,814
Republic Property Trust                                         1,822    21,445
Saul Centers, Inc.                                                698    30,649
Saxon Capital, Inc.                                             3,632    37,918
Senior Housing Properties Trust                                 4,406    79,749
Sizeler Property Investors, Inc.                                1,300    19,188
Sovran Self Storage, Inc.                                       1,173    64,750
Spirit Finance Corp.                                            5,908    72,078
Strategic Hotel Capital, Inc.                                   4,325   100,686
Sun Communities, Inc.                                           1,112    39,309
Sunstone Hotel Investors, Inc.                                  2,700    78,219
Tanger Factory Outlet Centers, Inc.                             2,237    76,975
Taubman Centers, Inc.                                           3,742   155,929
Town & Country Trust (The)                                      1,230    49,926
Trustreet Properties, Inc.                                      4,895    74,355
Universal Health Realty Income Trust                              758    27,690
Urstadt Biddle Properties, Inc., Class A                        1,453    26,154
U-STORE IT Trust                                                2,862    57,669
Washington Real Estate Investment Trust                         3,102   112,665
Winston Hotels, Inc.                                            1,786    20,307
                                                                      ---------
                                                                      6,016,521
                                                                      ---------
RETAIL--5.1%
1-800 CONTACTS, Inc.(a)                                           511     6,873
1-800-FLOWERS.COM, Inc.(a)                                      1,691    12,006
99 Cents Only Stores, Inc., (Ipo)(a)                            3,097    41,995
AC Moore Arts & Crafts, Inc.(a)                                   911    16,762
Aeropostale, Inc.(a)                                            4,096   123,535
AFC Enterprises                                                 1,400    19,460
Allion Healthcare, Inc.(a)                                        300     4,068
America's Car-Mart, Inc.(a)                                       529    11,374
Asbury Automotive Group, Inc.(a)                                  942    18,576
Big 5 Sporting Goods Corp.(a)                                   1,395    27,314
Big Lots, Inc.                                                  8,383   117,027
Blair Corp.                                                       214     8,862
Blockbuster, Inc.                                              14,055    55,798
Bob Evans Farms, Inc.                                           2,610    77,543
Bombay Co., Inc. (The)                                          2,389     7,884
Bon-Ton Stores, Inc., (The)                                       400    12,940
Brown Shoe Co., Inc.                                            1,348    70,743
Buckle, Inc. (The)                                                481    19,697
Buffalo Wild Wings, Inc.(a)                                       503    20,915
BUILD-A-BEAR Workshop, Inc.(a)                                    600    18,390
Burlington Coat Factory Warehouse Corp.                         1,139    51,768
Cabela's, Inc.(a)                                               2,100    43,092
California Pizza Kitchen, Inc.(a)                               1,373    44,554
Casey's General Store, Inc.                                     3,704    84,710
Cash America International, Inc.                                2,162    64,903
Casual Male Retail Group, Inc.(a)                               1,764    17,181
Cato Corp., Class A                                             2,106    50,249
Charlotte Russe Holding, Inc.(a)                                  941    20,137
Charming Shoppes, Inc.(a)                                       8,845   131,525
Children's Place Retail Stores, Inc. (The)(a)                   1,552    89,861
Chipotle Mexican Grill, Inc.(a)                                   572    31,683
Christopher & Banks Corp.                                       2,641    61,298
Citi Trends, Inc.(a)                                              294    11,689
CKE Restaurant, Inc.                                            4,356    75,794
Coldwater Creek, Inc.                                           3,937   109,449
Conn's, Inc.(a)                                                   300    10,248
Cost Plus, Inc.(a)                                              1,564    26,744
CSK Auto Corp.(a)                                               3,333    46,229

Deb Shops, Inc.                                                  263   7,811
dELiA*s, Inc.(a)                                               1,266  11,824
Denny's Corp.(a)                                               6,300  29,988
Design Within Reach, Inc.(a)                                     725   4,125
Domino's Pizza, Inc.                                           2,347  67,007
Dress Barn, Inc.(a)                                            1,482  71,062
Drugstore.com, Inc.(a)                                         4,584  14,165
DSW, Inc., Class A(a)                                            832  26,058
Finish Line, Inc., (The), Class A                              3,107  51,110
First Cash Financial Services, Inc.(a)                         1,885  37,681
Fred's, Inc.                                                   2,899  38,441
GameStop Corp., Class A(a)                                     4,028 189,880
Genesco, Inc.(a)                                               1,549  60,241
Golf Galaxy, Inc.(a)                                             300   6,555
Group 1 Automotive, Inc.(a)                                    1,547  73,544
Guitar Center, Inc.(a)                                         1,831  87,339
Haverty Furniture Companies, Inc.                              1,337  19,186
Hibbet Sporting Goods, Inc.(a)                                 2,635  86,929
Hot Topic, Inc.(a)                                             3,308  47,966
Jill (J.) Group, Inc., (The)(a)                                1,401  33,498
Jo-Ann Stores, Inc.(a)                                         1,445  19,450
Joseph A. Bank Clothiers, Inc.                                 1,146  54,951
Kenneth Cole Productions, Class A                                659  18,254
Krispy Kreme Doughnuts, Inc.(a)                                3,800  34,124
Lithia Motors, Inc., Class A                                   1,104  38,309
Lone Star Steakhouse & Saloon, Inc.                            1,243  35,326
Longs Drug Stores Corp.                                        2,269 105,009
Luby's, Inc.(a)                                                1,890  23,606
MarineMax, Inc.(a)                                               969  32,481
McCormick & Schmick's Seafood Restaurants, Inc.(a)               500  12,735
Morton's Restaurant Group, Inc.(a)                               693  12,044
Movie Gallery, Inc.                                            1,728   5,219
New York & Company, Inc.(a)                                      800  11,952
O'Charley's, Inc.(a)                                           1,552  28,650
Overstock.com, Inc.(a)                                           711  21,202
Pacific Sunwear of California, Inc.(a)                         5,573 123,498
Pantry, Inc., (The)(a)                                         1,200  74,868
Payless ShoeSource, Inc.(a)                                    4,957 113,466
Pep Boys-Manny, Moe & Jack, Inc.                               4,081  61,664
PETCO Animal Supplies, Inc.(a)                                 4,253 100,243
Pier 1 Imports, Inc.                                           6,355  73,782
Priceline.com, Inc.(a)                                         1,777  44,141
Red Robin Gourmet Burgers(a)                                     972  45,878
Regis Corp.                                                    3,321 114,508
Restoration Hardware, Inc.(a)                                  2,048  11,653
Retail Ventures, Inc.(a)                                       1,200  17,592
Ruby Tuesday Inc.                                              4,200 134,736
Rush Enterprises, Inc., Class A(a)                             1,504  26,440
Ruth's Chris Steak House, Inc.(a)                                946  22,524
Ryan's Restaurant Group, Inc.(a)                               3,057  44,327
School Specialty, Inc.(a)                                      1,564  53,958
Sharper Image Corp.(a)                                           670   8,583
Smart & Final, Inc.(a)                                           838  13,735
Sonic Automotive, Inc.                                         2,169  60,211
Sports Authority, Inc., (The)(a)                               1,803  66,531
Stage Stores, Inc.                                             2,026  60,274
Steak n Shake Company (The)(a)                                 1,932  40,765
Stein Mart, Inc.                                               1,732  30,171
Syms Corp.                                                       400   6,000
Systemax, Inc.(a)                                                627   4,527
Talbots, Inc.                                                  1,600  42,992
Texas Roadhouse, Inc.(a)                                       3,332  56,944
Too, Inc.(a)                                                   2,535  87,077
Tractor Supply Co.(a)                                          2,424 160,808
Trans World Entertainment Corp.(a)                             1,194   6,651
Tuesday Morning Corp.                                          1,730  39,946
Under Armour, Inc., Class A(a)                                   749  24,268
United Auto Group, Inc.                                        1,972  84,796
West Marine, Inc.(a)                                             842  12,638
Wet Seal Inc., (The) Class A(a)                                3,900  25,935

Wilsons The Leather Experts, Inc.(a)                            1,200     4,680
Zale Corp.(a)                                                   3,487    97,741
Zumiez, Inc.(a)                                                   200    12,220
                                                                      ---------
                                                                      5,091,369
                                                                      ---------
SEMICONDUCTORS--3.6%
ADE Corp.(a)                                                      733    22,444
Advanced Analogic Technologies, Inc.(a)                           700     7,980
Amis Holdings, Inc.(a)                                          2,900    26,274
Amkor Technologies, Inc.(a)                                     7,397    63,910
Applied Micro Circuits Corp.(a)                                22,744    92,568
Atmel Corp.(a)                                                 31,036   146,490
Axcelis Technologies, Inc.(a)                                   6,934    40,633
Brooks Automation, Inc.(a)                                      5,482    78,064
Cirrus Logic, Inc.(a)                                           6,281    53,263
Cohu, Inc.                                                      1,576    33,443
Conexant Systems, Inc.(a)                                      34,790   120,026
Credence Systems Corp.(a)                                       6,598    48,429
Cypress Semiconductor Corp.(a)                                 10,134   171,771
EMCORE Corp.(a)                                                 2,600    26,572
Emulex Corp.(a)                                                 6,135   104,847
Entegris, Inc.(a)                                               8,749    93,089
Fairchild Semiconductor International, Inc.--Class A(a)         8,837   168,522
Formfactor, Inc.(a)                                             2,842   111,747
Genesis Microchip, Inc.(a)                                      2,425    41,322
Hittite Microwave Corp.(a)                                        300    10,113
Ikanos Communications, Inc.(a)                                    416     8,199
Integrated Silicon Solution, Inc.(a)                            2,400    15,936
Intergrated Device Technology, Inc.(a)                         14,476   215,113
IXYS Corp.(a)                                                   1,680    15,490
Kopin Corp.(a)                                                  4,592    23,006
Lattice Semiconductor Corp.(a)                                  8,387    55,857
Leadis Technology, Inc.(a)                                      1,300     7,384
LTX Corp.(a)                                                    4,281    23,117
MIPS Technologies, Inc.(a)                                      2,800    20,888
Monolithic Power Systems, Inc.(a)                               1,200    22,368
Netlogic Microsystems, Inc.(a)                                    718    29,589
OmniVision Technologies, Inc.(a)                                3,708   111,982
ON Semiconductor Corp.(a)                                      12,923    93,821
Pericom Semiconductor Corp.(a)                                  1,767    17,423
Pixelworks, Inc.(a)                                             3,247    16,138
PLX Technology, Inc.(a)                                         1,600    20,080
PMC-Sierra, Inc.(a)                                            13,316   163,654
Portalplayer, Inc.(a)                                           1,100    24,453
Rambus, Inc.(a)                                                 7,345   288,952
Semtech Corp.(a)                                                5,444    97,393
Sigmatel, Inc.(a)                                               2,400    20,976
Silicon Laboratories, Inc.(a)                                   3,154   173,312
Sirf Technology Holdings, Inc.(a)                               2,695    95,430
Skyworks Solutions, Inc.(a)                                    11,469    77,875
Spansion, Inc.(a)                                               3,074    45,495
Sunpower Corp.(a)                                                 511    19,500
Tessera Technologies, Inc.(a)                                   3,242   104,003
TranSwitch Corp.(a)                                             9,191    23,897
TriQuint Semiconductor, Inc.(a)                                10,249    50,425
Varian Semiconductor Equipment Associates, Inc.(a)              4,076   114,454
Veeco Instruments, Inc.(a)                                      1,809    42,240
Virage Logic Corp.(a)                                             800     8,632
Vitesse Semiconductor Corp.(a)                                 15,036    53,829
Volterra Semiconductor Corp.(a)                                 1,100    20,999
                                                                      ---------
                                                                      3,583,417
                                                                      ---------
SOFTWARE--3.4%
Acxiom Corp.                                                    6,491   167,728
Alico, Inc.                                                       214     9,724
Altiris, Inc.(a)                                                1,538    33,851
American Reprographics Co.(a)                                     916    31,776
Amicas, Inc.(a)                                                 3,100    14,632

Ansoft Corp.(a)                                                   424    17,677
Ariba, Inc.(a)                                                  4,962    48,528
AsiaInfo Holdings, Inc.(a)                                      2,401    12,005
Atari, Inc.(a)                                                  3,680     2,355
Blackbaud, Inc.                                                   600    12,714
Blackboard, Inc.(a)                                             1,300    36,933
Borland Software Corp.(a)                                       5,364    28,966
CNET Networks, Inc.(a)                                          9,554   135,762
Computer Programs & Systems, Inc.                                 472    23,600
CSG Systems International, Inc.(a)                              3,717    86,457
EarthLink, Inc.(a)                                              8,833    84,355
eFunds Corp.(a)                                                 3,344    86,409
Emageon, Inc.(a)                                                  900    15,291
EPIQ Systems, Inc.(a)                                           1,040    19,760
eResearch Technology, Inc.(a)                                   3,727    53,632
eSpeed, Inc.(a)                                                 1,301    10,369
FileNET Corp.(a)                                                3,022    81,654
Homestore.com, Inc.(a)                                         10,872    71,320
Identix, Inc.(a)                                                6,148    48,938
Infocrossing, Inc.(a)                                           1,400    16,870
Informatica Corp.(a)                                            6,411    99,691
InfoSpace, Inc.(a)                                              2,289    63,978
Inphonic, Inc.(a)                                               1,100     7,689
Inter-Tel, Inc.                                                 1,581    33,897
JDA Software Group, Inc.(a)                                     1,998    28,851
Keane, Inc.(a)                                                  3,345    52,684
Lawson Software, Inc.(a)                                        4,274    32,782
Magma Design Automation, Inc.(a)                                2,340    20,241
Majesco Entertainment Co.(a)                                    1,000     1,380
ManTech International Corp., Class A(a)                         1,071    35,579
Mapinfo Corp.(a)                                                1,300    18,226
MatrixOne, Inc.(a)                                              3,507    25,110
MicroStrategy, Inc., Class A(a)                                 1,018   107,185
Midway Games, Inc.(a)                                           1,100    10,142
Moneygram International, Inc.                                   6,375   195,841
MRO Software, Inc.(a)                                           1,408    22,472
NetIQ Corp.(a)                                                  2,739    30,540
NIC, Inc.(a)                                                    2,200    13,486
Nuance Communications, Inc.(a)                                  9,645   113,907
Openwave Systems, Inc.(a)                                       6,548   141,307
Opsware, Inc.(a)                                                5,044    43,227
Parametric Technology Corp.(a)                                  8,021   130,983
PDF Solutions, Inc.(a)                                          1,286    24,331
Pegasystems, Inc.(a)                                              853     6,960
Per-Se Technologies, Inc.(a)                                    2,108    56,199
Phoenix Technologies Ltd.(a)                                    1,700    11,526
ProQuest Co.(a)                                                 1,696    36,277
Quality Systems, Inc.                                           1,030    34,093
Renaissance Learning, Inc.                                        469     8,442
Schawk, Inc.                                                      807    20,990
SeaChange International, Inc.(a)                                1,704    13,240
Sohu.com, Inc.(a)                                               1,688    45,053
SPSS, Inc.(a)                                                   1,394    44,134
SSA Global Technologies, Inc.(a)                                  600     9,618
Stellent, Inc.(a)                                               1,673    19,842
SupportSoft, Inc.(a)                                            2,847    12,612
Taleo Corp., Class A(a)                                           473     6,173
THQ, Inc.(a)                                                    4,581   118,602
TradeStation Group, Inc.(a)                                     1,539    21,269
Trident Microsystems, Inc.(a)                                   4,020   116,821
TriZetto Group Inc. (The)(a)                                    3,127    55,004
Ulticom, Inc.(a)                                                  784     8,428
Unica Corp.(a)                                                    300     3,477
ValueClick, Inc.(a)                                             6,448   109,100
Verifone Holdings, Inc.(a)                                      1,700    51,493
Verint Systems, Inc.(a)                                           893    31,585
webMethods, Inc.(a)                                             3,882    32,686
Websense, Inc.(a)                                               3,528    97,302
Wind River Systems, Inc.(a)                                     5,163    64,279
                                                                      ---------
                                                                      3,440,040
                                                                      ---------

TELECOMMUNICATIONS--3.9%
3Com Corp.(a)                                                  28,324 145,019
Adaptec, Inc.(a)                                                7,704  42,603
Adtran, Inc.                                                    4,854 127,078
Airspan Networks, Inc.(a)                                       2,500  16,875
Anaren, Inc.(a)                                                 1,112  21,651
Anixter International, Inc.                                     2,356 112,570
Applied Signal Technology, Inc.                                   733  14,535
Atheros Communications, Inc.(a)                                 2,530  66,261
Audiovox Corp., Class A(a)                                      1,075  12,836
Brightpoint, Inc.(a)                                            3,010  93,491
Broadwing Corp.(a)                                              5,281  77,842
Catapult Communications Corp.(a)                                  623   8,286
Cbeyond Communications, Inc.(a)                                   399   7,042
C-COR.net Corp.(a)                                              3,296  28,807
Centennial Communications Corp.(a)                              1,538  11,274
Charter Communications, Inc., Class A(a)                       29,183  31,809
Ciena Corp.(a)                                                 42,246 220,101
Commonwealth Telephone Enterprises, Inc.                        1,475  50,814
Comtech Telecommunications Corp.(a)                             1,659  48,393
Consolidated Communications Holdings, Inc.                      1,000  16,270
CT Communications, Inc.                                         1,310  17,803
Ditech Communications Corp.(a)                                  2,183  22,812
Dobson Communications Corp., Class A(a)                        10,460  83,889
Endwave Corp.(a)                                                  400   5,876
Essex Corp.(a)                                                  1,200  26,424
Fairpoint Communications, Inc.                                  1,800  24,876
Finisar Corp.(a)                                               15,961  79,007
Foundry Networks, Inc.(a)                                       9,034 164,057
General Communication, Inc. Class A(a)                          3,784  45,749
Glenayre Technologies, Inc.(a)                                  4,500  23,625
Globetel Communications Corp.(a)                                4,600  11,454
Golden Telecom, Inc.                                            1,465  44,023
Hungarian Telephone and Cable Corp.(a)                            200   3,204
IDT Corp., Class B(a)                                           4,296  47,557
InterVoice-Brite, Inc.(a)                                       2,653  22,842
Intrado, Inc.(a)                                                1,211  31,462
Iowa Telecommunications Service                                 1,600  30,528
Itron, Inc.(a)                                                  1,829 109,466
Level 3 Communications, Inc.(a)                                59,531 308,370
MasTec, Inc.(a)                                                 2,351  33,314
MRV Communications, Inc.(a)                                     7,250  29,725
NeuStar Inc., Class A(a)                                        1,782  55,242
Newport Corp.(a)                                                2,720  51,299
North Pittsburgh Systems, Inc.                                  1,092  25,487
Novatel Wireless, Inc.(a)                                       2,000  17,900
Oplink Communications, Inc.(a)                                    988  17,132
Optical Communication Products, Inc.(a)                           938   2,889
Plantronics, Inc.                                               3,621 128,292
Polycom, Inc.(a)                                                6,332 137,278
Powerwave Technologies, Inc.(a)                                 8,063 108,770
Preformed Line Products Co.                                       200   6,784
Premiere Global Services, Inc.(a)                               4,845  39,002
Price Communications Corp.(a)                                   3,382  59,828
RCN Corp.(a)                                                    1,600  41,440
SBA Communications Corp.(a)                                     6,291 147,272
Sonus Networks, Inc.(a)                                        18,322 100,405
SpectraLink Corp.                                               1,183  14,847
Standard Microsystems Corp.(a)                                  1,430  37,151
Syniverse Holdings, Inc.(a)                                     1,100  17,380
TALX Corp.                                                      1,957  55,735
Tekelec(a)                                                      4,171  57,685
Telkonet, Inc.(a)                                               2,400  10,200
Time Warner Telecom, Inc., Class A(a)                           4,302  77,221
Ubiquitel, Inc.(a)                                              5,608  56,641
United Online, Inc.                                             4,523  58,166
USA Mobility, Inc.                                              1,862  53,030
UTStarcom, Inc.(a)                                              7,777  48,917

Valor Communications Group, Inc.                                2,000    26,320
WebEx Communications, Inc.(a)                                   2,441    82,188
Westell Technologies, Inc., Class A(a)                          3,664    14,912
Zhone Technologies, Inc.(a)                                     7,600    20,368
                                                                      ---------
                                                                      3,889,401
                                                                      ---------
TELECOMMUNICATIONS EQUIPMENT--0.7%
Arris Group, Inc.(a)                                            7,670   105,539
CommScope, Inc.(a)                                              4,181   119,368
Harmonic, Inc.(a)                                               4,915    31,309
InterDigital Communications Corp.(a)                            3,945    96,731
Ixia(a)                                                         2,218    31,629
NTELOS Holdings Corp.(a)                                        1,047    14,668
RF Micro Devices, Inc.(a)                                      13,844   119,750
Sycamore Networks, Inc.(a)                                     13,029    61,236
Symmetricom, Inc.(a)                                            3,042    26,009
Terayon Communication Systems, Inc.(a)                          5,178     9,476
Viasat, Inc.(a)                                                 1,481    42,431
                                                                      ---------
                                                                        658,146
                                                                      ---------
TELEPHONE--0.1%
Cincinnati Bell, Inc.(a)                                       18,143    82,006
Shenandoah Telecommunications Co.                                 450    20,246
SureWest Communications                                         1,001    24,144
Talk America Holdings, Inc.(a)                                  1,970    16,804
                                                                      ---------
                                                                        143,200
                                                                      ---------
TEXTILES--0.4%
Angelica Corp.                                                    568    11,655
Dixie Group, Inc.(a)                                              700    10,472
G & K Services, Inc.                                            1,388    59,046
Guess ?, Inc.(a)                                                1,104    43,177
Innovo Group, Inc.(a)                                           1,700     1,255
Interface, Inc. Class A(a)                                      3,114    43,004
Kellwood Co.                                                    1,924    60,394
Perry Ellis International, Inc.(a)                                587    13,284
Shoe Carnival, Inc.(a)                                            475    11,866
Steven Madden, Ltd.                                               997    35,394
UniFirst Corp.                                                    676    22,457
Wolverine World Wide, Inc.                                      3,972    87,900
                                                                      ---------
                                                                        399,904
                                                                      ---------
TOBACCO--0.1%
Star Scientific, Inc.(a)                                        2,441     7,640
Universal Corp.                                                 1,865    68,576
Vector Group, Ltd.                                              2,268    43,228
                                                                      ---------
                                                                        119,444
                                                                      ---------
TOYS / GAMES / HOBBIES--0.2%
Jakks Pacific, Inc.(a)                                          1,746    46,688
Leapfrog Enterprises, Inc.(a)                                   2,200    23,364
Multimedia Games, Inc.(a)                                       1,858    27,647
RC2 Corp.(a)                                                    1,231    49,006
Topps Co. (The)                                                 2,353    20,636
                                                                      ---------
                                                                        167,341
                                                                      ---------
TRANSPORTATION--1.5%
Abx Air, Inc.(a)                                                4,000    27,240
Arctic Cat, Inc.                                                  875    21,053
Arkansas Best Corp.                                             1,871    73,194
Bristow Group, Inc. (a)                                         1,697    52,437
Covenant Transport, Inc., Class A(a)                              510     7,446
Dollar Thrifty Automotive Group, Inc.(a)                        1,743    79,132
Dynamex, Inc.(a)                                                  700    13,524

EGL, Inc.(a)                                               2,391      107,595
Florida East Coast Industries, Inc.                        2,391      128,875
Forward Air Corp.                                          2,385       88,937
Frozen Food Express Industries(a)                            900        9,405
Genesee & Wyoming, Inc., Class A(a)                        2,577       79,062
Greenbrier Cos., Inc.                                        400       16,020
GulfMark Offshore, Inc.(a)                                 1,057       29,385
Heartland Express, Inc.                                    3,355       73,105
Horizon Lines Inc., Class A                                  937       12,144
HUB Group, Inc., Class A(a)                                1,337       60,940
Kansas City Southern Industries, Inc.(a)                   5,419      133,850
Kirby Corp.(a)                                             1,608      109,521
Maritrans, Inc.                                              792       19,349
Marten Transport, Ltd.(a)                                    900       16,281
Old Dominion Freight Line, Inc.                            1,933       52,094
P.A.M. Transportation Services, Inc.(a)                      373        9,194
Pacer International, Inc.                                  2,757       90,099
RailAmerica, Inc.(a)                                       2,479       26,426
SCS Transportation, Inc.(a)                                1,104       32,137
Sirva, Inc.(a)                                             1,600       13,648
Universal Truckload Services, Inc.(a)                        300        7,515
US Xpress Enterprises, Inc.(a)                               562       10,942
USA Truck, Inc.(a)                                           407       10,020
Werner Enterprises, Inc.                                   3,775       69,347
                                                                 ------------
                                                                    1,479,917
                                                                 ------------
TRUCKING & LEASING--0.2%
Amerco(a)                                                    757       74,920
GATX Corp.                                                 3,248      134,111
Interpool, Inc.                                              500       10,100
TAL International Group, Inc.(a)                             749       18,058
                                                                 ------------
                                                                      237,189
                                                                 ------------
WATER--0.2%
American States Water Co.                                  1,208       45,131
California Water Service Group                             1,274       57,394
Connecticut Water Service, Inc.                              461       12,087
Middlesex Water Co.                                          644       12,197
SJW Corp.                                                    982       26,367
Southwest Water Co.                                        1,401       22,332
                                                                 ------------
                                                                      175,508
                                                                 ------------
TOTAL COMMON STOCKS (Cost $78,445,743)                             98,230,286
                                                                 ------------

                                                      Principal
                                                       Amount
                                                     -----------
SHORT-TERM INVESTMENTS--2.7%
The Bank of New York Cash Reserve                    $ 2,585,908    2,585,908
U.S. Treasury Bill 4.49%(1), 8/10/06 (2)                 150,000      147,569
                                                                 ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,733,463)                      2,733,477

TOTAL INVESTMENTS (Cost $81,179,206) --101.2%                     100,963,763
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2%)                      (1,185,944)
                                                                 ------------
NET ASSETS--100.0%                                               $ 99,777,819
                                                                 ============

(a) Represents non-income producing securities.
(1) Yield to Maturity.
(2) Security or portion thereof segregated as collateral for open futures contracts at March 31, 2006.

E*TRADE Technology Fund
Schedule of Investments
March 31, 2006 (Unaudited)

                                                             Shares    Value
                                                             ------- ----------
COMMON STOCKS--98.8%
ADVERTISING--0.4%
Getty Images, Inc.(a)                                          1,300 $   97,344
Monster Worldwide, Inc.(a)                                     2,445    121,908
                                                                     ----------
                                                                        219,252
                                                                     ----------
COMMERCIAL SERVICES--4.1%
Accenture, Ltd., Class A                                      11,712    352,180
Amazon.com, Inc.(a)                                            8,370    305,589
BearingPoint, Inc.(a)                                          4,040     34,300
ChoicePoint, Inc.(a)                                           1,888     84,488
Convergys Corp.(a)                                             2,980     54,266
eBay, Inc.(a)                                                 27,481  1,073,407
Hewitt Associates, Inc., Class A(a)                            1,100     32,714
Net 1 UEPS Technologies, Inc.(a)                               1,164     32,941
Overstock.com, Inc.(a)                                           400     11,928
                                                                     ----------
                                                                      1,981,813
                                                                     ----------
COMMUNICATIONS SERVICES--0.3%
Avaya, Inc.(a)                                                 9,717    109,803
Syniverse Holdings, Inc.(a)                                    1,418     22,404
                                                                     ----------
                                                                        132,207
                                                                     ----------
COMPUTER FACILITIES MANAGEMENT--0.5%
Cognizant Technology Solutions Corp.(a)                        2,814    167,405
Comverse Technology, Inc.(a)                                   4,162     97,932
                                                                     ----------
                                                                        265,337
                                                                     ----------
COMPUTER INTEGRATED SYSTEMS DESIGN--1.5%
BEA Systems, Inc.(a)                                           8,120    106,616
Brocade Communications Systems, Inc.(a)                        5,445     36,373
Computer Sciences Corp.(a)                                     3,826    212,534
Intergraph Corp.(a)                                              586     24,413
Jack Henry & Associates, Inc.                                  1,946     44,505
Network Appliance, Inc.(a)                                     7,458    268,711
TIBCO Software, Inc.(a)                                        4,376     36,583
                                                                     ----------
                                                                        729,735
                                                                     ----------
COMPUTER PERIPHERAL EQUIPMENT--7.8%
3Com Corp.(a)                                                  7,781     39,839
Cisco Systems, Inc.(a)                                       130,185  2,821,109
Electronics For Imaging, Inc.(a)                               1,113     31,131
Emulex Corp.(a)                                                1,759     30,061
Juniper Networks, Inc.(a)                                     11,101    212,251
Lexmark International, Inc.(a)                                 2,607    118,306
Nam Tai Electronics, Inc.                                        900     20,619
Palm, Inc.(a)                                                  2,044     47,339
QLogic Corp.(a)                                                3,816     73,840
Research In Motion, Ltd.(a)                                    3,938    334,257
Symbol Technologies, Inc.                                      5,045     53,376
                                                                     ----------
                                                                      3,782,128
                                                                     ----------
COMPUTER PROGRAMMING SERVICES--0.4%
Amdocs, Ltd.(a)                                                4,184    150,875
Informatica Corp.(a)                                           1,829     28,441
                                                                     ----------
                                                                        179,316
                                                                     ----------

COMPUTER RELATED SERVICES--2.2%
CACI International, Inc., Class A(a)                              612    40,239
Ceridian Corp.(a)                                               3,112    79,200
Electronic Data Systems Corp.                                  10,570   283,593
IAC/InterActiveCorp(a)                                          6,870   202,459
Internet Security Systems, Inc.(a)                                932    22,349
Paychex, Inc.                                                   7,709   321,157
Red Hat, Inc.(a)                                                3,673   102,771
                                                                      ---------
                                                                      1,051,768
                                                                      ---------
COMPUTER STORAGE DEVICES--2.4%
EMC Corp.(a)                                                   48,947   667,148
Imation Corp.                                                     687    29,479
Sandisk Corp.(a)                                                3,765   216,563
Seagate Technology                                              9,665   254,479
                                                                      ---------
                                                                      1,167,669
                                                                      ---------
COMPUTERS--2.7%
Anteon International Corp.(a)                                     766    41,793
Apple Computer, Inc.(a)                                        16,784 1,052,692
Black Box Corp.                                                   399    19,172
Kronos, Inc.(a)                                                   666    24,902
Maxtor Corp.(a)                                                 5,158    49,310
Perot Systems Corp., Class A(a)                                 2,437    37,920
RSA Security, Inc.(a)                                           1,500    26,910
Western Digital Corp.(a)                                        4,425    85,978
                                                                      ---------
                                                                      1,338,677
                                                                      ---------
COMPUTERS, PERIPHERAL & SOFTWARE--1.6%
Autodesk, Inc.(a)                                               4,751   183,009
Creative Technology, Ltd.                                       1,800    12,870
Infospace, Inc.(a)                                                700    19,565
McAfee, Inc.(a)                                                 3,382    82,284
National Instruments Corp.                                      1,642    53,562
NetIQ Corp.(a)                                                  1,176    13,112
Nvida Corp.(a)                                                  3,521   201,613
Open Text Corp.(a)                                              1,000    16,430
Salesforce.com, Inc.(a)                                         2,233    81,125
Sybase, Inc.(a)                                                 1,819    38,417
Zebra Technologies Corp., Class A(a)                            1,550    69,316
                                                                      ---------
                                                                        771,303
                                                                      ---------
DATA PROCESSING & PREPARATION--4.1%
Acxiom Corp.                                                    1,790    46,254
Affiliated Computer Services, Inc., Class A(a)                  2,524   150,582
Automatic Data Processing, Inc.                                11,883   542,815
BISYS Group, Inc.(a)                                            2,450    33,026
DST Systems, Inc.(a)                                            1,734   100,468
Fidelity National Information Services, Inc.                    1,288    52,228
Filenet Corp.(a)                                                  900    24,318
First Data Corp.                                               15,861   742,613
Fiserv, Inc.(a)                                                 3,975   169,136
Verisign, Inc.(a)                                               5,388   129,258
                                                                      ---------
                                                                      1,990,698
                                                                      ---------
DISTRIBUTION/WHOLESALE--0.3%
CDW Corp.                                                       1,692    99,574
Ingram Micro, Inc., Class A(a)                                  3,313    66,260
                                                                      ---------
                                                                        165,834
                                                                      ---------
ELECTRONIC COMPONENTS--1.0%
AVX Corp.                                                       3,597    63,667

Celestica, Inc.(a)                                              3,800    43,510
Flextronics International, Ltd.(a)                             11,519   119,222
MEMC Electronic Materials, Inc.(a)                              4,346   160,454
Sanmina-SCI Corp.(a)                                           10,706    43,895
Vishay Intertechnology, Inc.(a)                                 3,521    50,139
                                                                      ---------
                                                                        480,887
                                                                      ---------
ELECTRONIC COMPUTERS--13.4%
Advent Software, Inc.(a)                                          613    17,421
Dell, Inc.(a)                                                  49,320 1,467,763
Gateway, Inc.(a)                                                7,529    16,489
Hewlett-Packard Co.                                            58,798 1,934,454
International Business Machines Corp.                          32,865 2,710,376
Sun Microsystems, Inc.(a)                                      69,384   355,940
Unisys Corp.(a)                                                 6,902    47,555
                                                                      ---------
                                                                      6,549,998
                                                                      ---------
ELECTRONIC PARTS & EQUIPMENT--0.6%
Arrow Electronics, Inc.(a)                                      2,484    80,159
Avnet, Inc.(a)                                                  2,507    63,628
Benchmark Electronics, Inc.(a)                                    900    34,515
Checkfree Corp.(a)                                              1,917    96,808
                                                                      ---------
                                                                        275,110
                                                                      ---------
ELECTRONICS--1.6%
Agilent Technologies, Inc.(a)                                  10,009   375,838
Amphenol Corp., Class A                                         1,862    97,159
ATI Technologies, Inc.(a)                                       5,138    88,271
Cymer, Inc.(a)                                                    765    34,762
KEMET Corp.(a)                                                  1,755    16,620
Mentor Graphics Corp.(a)                                        1,628    17,989
Skyworks Solutions, Inc.(a)                                     3,194    21,687
Tektronix, Inc.                                                 1,850    66,064
Trimble Navigation, Ltd.(a)                                     1,100    49,555
                                                                      ---------
                                                                        767,945
                                                                      ---------
INTERNET SOFTWARE & SERVICES--5.3%
CNET Networks, Inc.(a)                                          3,029    43,042
EarthLink, Inc.(a)                                              2,923    27,915
Expedia, Inc.(a)                                                6,870   139,255
Google, Inc., Class A(a)                                        3,558 1,387,620
NetFlix, Inc.(a)                                                1,110    32,179
Valueclick, Inc.(a)                                             1,727    29,221
Yahoo!, Inc.(a)                                                28,447   917,700
                                                                      ---------
                                                                      2,576,932
                                                                      ---------
NETWORK EQUIPMENT--0.8%
Foundry Networks, Inc.(a)                                       2,880    52,301
Lucent Technologies, Inc.(a)                                   90,247   275,253
Sonus Networks, Inc.(a)                                         5,033    27,581
Sycamore Networks, Inc.(a)                                      5,584    26,245
                                                                      ---------
                                                                        381,380
                                                                      ---------
PREPACKAGED SOFTWARE--15.6%
Adobe Systems, Inc.(a)                                         11,921   416,280
BMC Software, Inc.(a)                                           4,604    99,723
Cadence Design System, Inc.(a)                                  5,628   104,062
Check Point Software Technologies, Ltd.(a)                      5,245   105,005
Citrix Systems, Inc.(a)                                         3,518   133,332
Cognos, Inc.(a)                                                 1,907    74,182
Compuware Corp.(a)                                              7,890    61,779
CSG Systems International, Inc.(a)                              1,051    24,446
Electronic Arts, Inc.(a)                                        6,244   341,672
Intuit, Inc.(a)                                                 3,766   200,314

Macrovision Corp.(a)                                           1,100    24,365
Microsoft Corp.                                              143,736 3,911,056
Novell, Inc.(a)                                                7,759    59,589
Oracle Corp.(a)                                              107,449 1,470,976
Quest Software, Inc.(a)                                        2,057    34,352
RealNetworks, Inc.(a)                                          3,470    28,628
Symantec Corp.(a)                                             24,243   408,010
Synopsys, Inc.(a)                                              3,008    67,229
Wind River Systems, Inc.(a)                                    1,800    22,410
                                                                     ---------
                                                                     7,587,410
                                                                     ---------
PRINTED CIRCUIT BOARDS--0.5%
Jabil Circuit, Inc.(a)                                         4,205   180,226
Solectron Corp.(a)                                            19,805    79,220
                                                                     ---------
                                                                       259,446
                                                                     ---------
PROCESS CONTROL INSTRUMENTS--0.3%
PerkinElmer, Inc.                                              2,729    64,050
Teradyne, Inc.(a)                                              4,069    63,110
                                                                     ---------
                                                                       127,160
                                                                     ---------
RADIO & TV COMMUNICATIONS EQUIPMENT--5.9%
Andrew Corp.(a)                                                3,376    41,457
Motorola, Inc.                                                49,954 1,144,446
Qualcomm, Inc.                                                33,278 1,684,200
                                                                     ---------
                                                                     2,870,103
                                                                     ---------
SEMICONDUCTORS--1.4%
Agere System, Inc.(a)                                          3,756    56,490
AMIS Holdings, Inc.(a)                                         1,800    16,308
Formfactor, Inc.(a)                                              800    31,456
Freescale Semiconductor, Inc., Class A(a)                      2,724    75,754
Freescale Semiconductor, Inc., Class B(a)                      5,499   152,708
Intersil Corp., Class A                                        3,177    91,879
Microsemi Corp.(a)                                             1,300    37,843
ON Semiconductor Corp.(a)                                      5,176    37,578
PMC-Sierra, Inc.(a)                                            3,658    44,957
Semtech Corp.(a)                                               1,546    27,658
Silicon Image, Inc.(a)                                         1,700    17,527
Silicon Laboratories, Inc.(a)                                  1,155    63,467
Sirf Technology Holdings, Inc.(a)                                989    35,020
                                                                     ---------
                                                                       688,645
                                                                     ---------
SEMICONDUCTORS EQUIPMENT--15.5%
Advanced Micro Devices, Inc.(a)                                8,045   266,772
Altera Corp.(a)                                                7,569   156,224
Amkor Technologies, Inc.(a)                                    3,584    30,966
Analog Devices, Inc.                                           7,537   288,592
Applied Micro Circuits Corp.(a)                                6,216    25,299
ASE Test Limited(a)                                            2,100    18,900
Atmel Corp.(a)                                                 9,787    46,195
Broadcom Corp., Class A(a)                                     8,464   365,306
Conexant Systems, Inc.(a)                                      9,557    32,972
Cree, Inc.(a)                                                  1,579    51,807
Cypress Semiconductor Corp.(a)                                 2,738    46,409
Entegris, Inc.(a)                                              2,782    29,600
Fairchild Semiconductor International, Inc.(a)                 2,524    48,133
Intel Corp.                                                  125,751 2,433,281
Intergrated Device Technology, Inc.(a)                         4,075    60,555
International Rectifier Corp.(a)                               1,343    55,640
JDS Uniphase Corp.(a)                                         28,314   118,069
KLA-Tencor Corp.                                               4,091   197,841
Linear Technology Corp.                                        6,233   218,654
LSI Logic Corp.(a)                                             7,899    91,312
Marvell Technology Group, Ltd.(a)                              5,686   307,613

Maxim Integrated Products, Inc.                                 6,681   248,199
Micrel, Inc.(a)                                                 1,816    26,913
Microchip Technology, Inc.                                      4,333   157,288
Micron Technology, Inc.(a)                                     12,525   184,368
MKS Instruments, Inc.(a)                                        1,100    25,773
National Semiconductor Corp.                                    7,111   197,970
OmniVision Technologies, Inc.(a)                                1,200    36,240
Rambus, Inc.(a)                                                 2,082    81,906
RF Micro Devices, Inc.(a)                                       3,803    32,896
STMicroelectronics NV                                          18,433   338,983
Texas Instruments, Inc.                                        33,860 1,099,434
Varian Semiconductor Equipment Associates, Inc.(a)              1,162    32,629
Xilinx, Inc.                                                    7,146   181,937
                                                                      ---------
                                                                      7,534,676
                                                                      ---------
SOFTWARE--2.7%
Activision, Inc.(a)                                             5,419    74,728
Akamai Technologies, Inc.(a)                                    2,653    87,257
Ansys, Inc.(a)                                                    672    36,389
Avid Technology, Inc.(a)                                          870    37,810
Avocent Corp.(a)                                                1,058    33,581
CA, Inc.                                                       12,046   327,772
Digital Insight Corp.(a)                                          754    27,446
Digital River, Inc.(a)                                            700    30,527
F5 Networks, Inc.(a)                                              800    57,992
Fair Isaac Corp.                                                1,407    55,745
Global Payments, Inc.                                           1,646    87,254
Hyperion Solutions Corp.(a)                                     1,259    41,043
Keane, Inc.(a)                                                  1,352    21,294
Midway Games, Inc.(a)                                           1,888    17,407
Navteq Corp.(a)                                                 1,921    97,299
Openwave Systems Inc.(a)                                        1,484    32,025
Parametric Technology Corp.(a)                                  2,203    35,975
Reynolds & Reynolds Co., Class A                                1,380    39,192
SRA International, Inc., Class A(a)                               800    30,184
Take-Two Interactive Software, Inc.(a)                          1,479    27,598
THQ, Inc.(a)                                                    1,260    32,621
Verifone Holdings, Inc.(a)                                      1,423    43,103
WebEx Communications, Inc.(a)                                     925    31,145
Websense, Inc.(a)                                               1,000    27,580
                                                                      ---------
                                                                      1,332,967
                                                                      ---------
SPECIAL INDUSTRY MACHINERY--2.1%
Applied Materials, Inc.                                        33,489   586,392
ASML Holding NV(a)                                              9,853   200,706
Intermec, Inc.(a)                                               1,300    39,663
Lam Research Corp.(a)                                           2,899   124,657
Novellus Systems, Inc.(a)                                       2,886    69,264
                                                                      ---------
                                                                      1,020,682
                                                                      ---------
TELECOMMUNICATIONS--0.5%
Powerwave Technologies, Inc.(a)                                 2,093    28,235
Crown Castle Intl., Corp.(a)                                    4,553   129,077
Polycom, Inc.(a)                                                2,074    44,964
West Corp.(a)                                                   1,442    64,400
                                                                      ---------
                                                                        266,676
                                                                      ---------
TELECOMMUNICATIONS EQUIPMENT--2.1%
ADTRAN, Inc.                                                    1,602    41,940
Corning, Inc.(a)                                               28,987   780,041
Harris Corp.                                                    2,800   132,412
InterDigital Communications Corp.(a)                            1,093    26,800
Ixia(a)                                                         1,400    19,964
Tekelec(a)                                                      1,381    19,099
UTStarcom, Inc.(a)                                              2,407    15,140
                                                                      ---------
                                                                      1,035,396
                                                                      ---------

TELEPHONE & TELEGRAPH APPARATUS--1.1%
ADC Telecommunications, Inc.(a)                          2,416       61,825
Ciena Corp.(a)                                          11,744       61,186
Nortel Networks Corp.(a)                                86,949      265,195
Tellabs, Inc.(a)                                         9,132      145,199
                                                               ------------
                                                                    533,405
                                                               ------------
TRAVEL SERVICES--0.1%
Sabre Holdings Corp.                                     2,725       64,119
                                                               ------------
TOTAL COMMON STOCKS (Cost $50,701,152)                           48,128,674
                                                               ------------

                                                     Principal
                                                      Amount
                                                     ---------
SHORT-TERM INVESTMENTS--1.3%
The Bank of New York Cash Reserve                    $ 497,734      497,734
U.S. Treasury Bill 4.49% (1), 8/10/06 (2)              150,000      147,569
                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $645,289)                        645,303

TOTAL INVESTMENTS (Cost $51,346,441)--100.1%                     48,773,977
                                                               ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1%)                       (36,117)
                                                               ------------
NET ASSETS--100.0%                                             $ 48,737,860
                                                               ============

(a) Represents non-income producing securities.
(1) Yield to maturity.
(2) Security or portion thereof segregated as collateral for open futures contracts at March 31, 2006.

E*TRADE S&P 500 Index Fund
Schedule of Investments
March 31, 2006 (Unaudited)

                                                             Shares   Value
                                                             ------ ----------
COMMON STOCKS--99.8%
AEROSPACE & DEFENSE--2.4%
Boeing Co. (The)                                             18,906 $1,473,346
General Dynamics Corp.                                        9,454    604,867
Goodrich Corp.                                                2,915    127,123
Honeywell International, Inc.                                19,620    839,147
L-3 Communications Holdings, Inc.                             2,864    245,703
Lockheed Martin Corp.                                         8,462    635,750
Northrop Grumman Corp.                                        8,284    565,714
Raytheon Co.                                                 10,537    483,016
Rockwell Collins, Inc.                                        4,069    229,288
United Technologies Corp.                                    23,985  1,390,410
                                                                    ----------
                                                                     6,594,364
                                                                    ----------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                                   7,178    810,683
Ryder System, Inc.                                            1,436     64,304
United Parcel Service, Inc., Class B                         25,797  2,047,766
                                                                    ----------
                                                                     2,922,753
                                                                    ----------
AIRLINES--0.1%
Southwest Airlines Co.                                       16,726    300,901
                                                                    ----------
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                      1,448     20,764
Goodyear Tire & Rubber Co. (The)(a)                           4,180     60,526
Johnson Controls, Inc.                                        4,586    348,216
                                                                    ----------
                                                                       429,506
                                                                    ----------
AUTOMOBILES--0.3%
Ford Motor Co.                                               44,033    350,503
General Motors Corp.                                         13,357    284,103
Harley-Davidson, Inc.                                         6,437    333,952
                                                                    ----------
                                                                       968,558
                                                                    ----------
BEVERAGES--2.0%
Anheuser-Busch Cos., Inc.                                    18,338    784,316
Brown-Forman Corp., Class B                                   1,964    151,169
Coca-Cola Co. (The)                                          48,661  2,037,436
Coca-Cola Enterprises, Inc.                                   7,167    145,777
Constellation Brands, Inc., Class A(a)                        4,656    116,633
Molson Coors Brewing Co., Class B                             1,355     92,980
Pepsi Bottling Group, Inc. (The)                              3,194     97,066
PepsiCo, Inc.                                                39,134  2,261,554
                                                                    ----------
                                                                     5,686,931
                                                                    ----------
BIOTECHNOLOGY--1.4%
Amgen, Inc.(a)                                               27,604  2,008,191
Applera Corp.--Applied Biosystems Group                       4,329    117,489
Biogen Idec, Inc.(a)                                          8,128    382,829
Chiron Corp.(a)                                               2,583    118,327
Genzyme Corp.(a)                                              6,136    412,462

Gilead Sciences, Inc.(a)                                      10,919   679,380
MedImmune, Inc.(a)                                             6,034   220,724
                                                                     ---------
                                                                     3,939,402
                                                                     ---------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc.                                   4,210   180,441
Masco Corp.                                                    9,833   319,474
                                                                     ---------
                                                                       499,915
                                                                     ---------
CAPITAL MARKETS--3.5%
Ameriprise Financial, Inc.                                     5,920   266,755
Bank of New York Co., Inc. (The)                              18,219   656,613
Bear Stearns Cos., Inc. (The)                                  2,819   390,995
Charles Schwab Corp. (The)                                    24,373   419,459
E*TRADE Financial Corp.(a)(b)                                  9,871   266,320
Federated Investors, Inc., Class B                             1,989    77,670
Franklin Resources, Inc.                                       3,604   339,641
Goldman Sachs Group, Inc. (The)                               10,298 1,616,374
Janus Capital Group, Inc.                                      5,073   117,541
Lehman Brothers Holdings, Inc.                                 6,387   923,113
Mellon Financial Corp.                                         9,787   348,417
Merrill Lynch & Co., Inc.                                     21,691 1,708,384
Morgan Stanley                                                25,364 1,593,366
Northern Trust Corp.                                           4,375   229,688
State Street Corp.                                             7,865   475,282
T. Rowe Price Group, Inc.                                      3,118   243,859
                                                                     ---------
                                                                     9,673,477
                                                                     ---------
CHEMICALS--1.5%
Air Products and Chemicals, Inc.                               5,258   353,285
Dow Chemical Co. (The)                                        22,851   927,751
DuPont (E.I.) de Nemours & Co.                                21,730   917,223
Eastman Chemical Co.                                           1,928    98,675
Ecolab, Inc.                                                   4,306   164,489
Engelhard Corp.                                                2,923   115,780
Hercules, Inc.(a)                                              2,666    36,791
International Flavors & Fragrances, Inc.                       1,864    63,972
Monsanto Co.                                                   6,362   539,180
PPG Industries, Inc.                                           3,905   247,382
Praxair, Inc.                                                  7,624   420,464
Rohm and Haas Co.                                              3,401   166,207
Sigma-Aldrich Corp.                                            1,579   103,882
Tronox, Inc., Class B(a)                                         552     9,383
                                                                     ---------
                                                                     4,164,464
                                                                     ---------
COMMERCIAL BANKS--5.9%
AmSouth Bancorp.                                               8,162   220,782
Bank of America Corp.                                        109,714 4,996,376
BB&T Corp.                                                    12,647   495,762
Comerica, Inc.(b)                                              3,845   222,895
Compass Bancshares, Inc.                                       2,919   147,731
Fifth Third Bancorp                                           13,124   516,561
First Horizon National Corp.                                   2,976   123,950
Huntington Bancshares, Inc.                                    5,875   141,764
KeyCorp                                                        9,570   352,176
M&T Bank Corp.                                                 1,874   213,898
Marshall & Ilsley Corp.                                        4,957   216,026
National City Corp.                                           12,930   451,257
North Fork Bancorp., Inc.                                     11,236   323,934
PNC Financial Services Group                                   6,902   464,574
Regions Financial Corp.                                       10,779   379,097

SunTrust Banks, Inc.                                           8,758    637,232
Synovus Financial Corp.                                        7,399    200,439
U.S. Bancorp                                                  42,539  1,297,440
Wachovia Corp.                                                38,326  2,148,172
Wells Fargo & Co.                                             39,586  2,528,358
Zions Bancorp.                                                 2,465    203,929
                                                                     ----------
                                                                     16,282,353
                                                                     ----------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Allied Waste Industries, Inc.(a)                               5,179     63,391
Apollo Group, Inc., Class A(a)                                 3,292    172,863
Avery Dennison Corp.                                           2,609    152,574
Cendant Corp.                                                 23,814    413,173
Cintas Corp.                                                   3,254    138,685
Equifax, Inc.                                                  3,056    113,805
H&R Block, Inc.                                                7,739    167,549
Monster Worldwide, Inc.(a)                                     2,986    148,882
Pitney Bowes, Inc.                                             5,361    230,148
R.R. Donnelley & Sons Co.                                      5,101    166,905
Robert Half International, Inc.                                4,050    156,371
Waste Management, Inc.                                        13,046    460,524
                                                                     ----------
                                                                      2,384,870
                                                                     ----------
COMMUNICATIONS EQUIPMENT--3.0%
Andrew Corp.(a)                                                3,763     46,210
Avaya, Inc.(a)                                                 9,850    111,305
Ciena Corp.(a)                                                13,755     71,664
Cisco Systems, Inc.(a)                                       145,283  3,148,283
Comverse Technology, Inc.(a)                                   4,771    112,262
Corning, Inc.(a)                                              36,518    982,699
JDS Uniphase Corp.(a)                                         39,594    165,107
Lucent Technologies, Inc.(a)                                 105,567    321,979
Motorola, Inc.                                                59,043  1,352,675
QUALCOMM, Inc.                                                39,123  1,980,015
Tellabs, Inc.(a)                                              10,638    169,144
                                                                     ----------
                                                                      8,461,343
                                                                     ----------
COMPUTERS & PERIPHERALS--3.6%
Apple Computer, Inc.(a)                                       20,117  1,261,738
Dell, Inc.(a)                                                 55,593  1,654,448
EMC Corp.(a)                                                  56,141    765,202
Gateway, Inc.(a)                                               6,242     13,670
Hewlett-Packard Co.                                           66,810  2,198,049
International Business Machines Corp.                         37,021  3,053,121
Lexmark International, Inc.(a)                                 2,557    116,037
NCR Corp.(a)                                                   4,299    179,655
Network Appliance, Inc.(a)                                     8,838    318,433
QLogic Corp.(a)                                                3,811     73,743
Sun Microsystems, Inc.(a)                                     81,752    419,388
                                                                     ----------
                                                                     10,053,484
                                                                     ----------
CONSTRUCTION & ENGINEERING--0.1%
Fluor Corp.                                                    2,050    175,890
                                                                     ----------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                           2,371    205,447
                                                                     ----------
CONSUMER FINANCE--0.9%
American Express Co.                                          29,235  1,536,299
Capital One Financial Corp.                                    7,112    572,658
SLM Corp.                                                      9,857    511,973
                                                                     ----------
                                                                      2,620,930
                                                                     ----------

CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                     2,463   107,953
Bemis Co., Inc.                                                2,487    78,539
Pactiv Corp.(a)                                                3,384    83,043
Sealed Air Corp.                                               1,922   111,226
Temple-Inland, Inc.                                            2,618   116,633
                                                                     ---------
                                                                       497,394
                                                                     ---------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                              4,084   179,002
                                                                     ---------
DIVERSIFIED FINANCIAL SERVICES--3.6%
CIT Group, Inc.                                                4,718   252,507
Citigroup, Inc.                                              117,900 5,568,417
JP Morgan Chase & Co.                                         82,333 3,428,346
Moody's Corp.                                                  5,746   410,609
Principal Financial Group, Inc.                                6,602   322,178
                                                                     ---------
                                                                     9,982,057
                                                                     ---------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
Alltel Corp.                                                   9,164   593,369
AT&T, Inc.                                                    91,644 2,478,053
BellSouth Corp.                                               42,466 1,471,447
CenturyTel, Inc.                                               3,094   121,037
Citizens Communications Co.                                    7,758   102,949
Qwest Communications International, Inc.(a)                   36,642   249,166
Sprint Nextel Corp.                                           70,090 1,811,126
Verizon Communications, Inc.                                  69,135 2,354,738
                                                                     ---------
                                                                     9,181,885
                                                                     ---------
ELECTRIC UTILITIES--2.1%
Allegheny Energy Inc.(a)                                       3,854   130,458
Ameren Corp.                                                   4,836   240,930
American Electric Power Co., Inc.                              9,300   316,386
CenterPoint Energy, Inc.                                       7,325    87,387
Cinergy Corp.                                                  4,710   213,881
Consolidated Edison, Inc.                                      5,797   252,170
DTE Energy Co.                                                 4,200   168,378
Edison International                                           7,696   316,921
Entergy Corp.                                                  4,909   338,426
Exelon Corp.                                                  15,760   833,705
FirstEnergy Corp.                                              7,791   380,980
FPL Group, Inc.                                                9,532   382,614
PG&E Corp.                                                     8,156   317,268
Pinnacle West Capital Corp.                                    2,342    91,572
PPL Corp.                                                      8,981   264,041
Progress Energy, Inc.                                          5,959   262,077
Southern Co. (The)                                            17,520   574,130
TECO Energy, Inc.                                              4,921    79,327
TXU Corp.                                                     10,912   488,421
Xcel Energy, Inc.                                              9,538   173,115
                                                                     ---------
                                                                     5,912,187
                                                                     ---------
ELECTRICAL EQUIPMENT--0.5%
American Power Conversion Corp.                                4,059    93,803
Cooper Industries, Ltd. Class A                                2,168   188,399
Emerson Electric Co.                                           9,717   812,634
Rockwell Automation, Inc.                                      4,186   301,015
                                                                     ---------
                                                                     1,395,851
                                                                     ---------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc.(a)                                10,127   380,269
Jabil Circuit, Inc.(a)                                        4,123   176,712
Molex, Inc.                                                   3,365   111,718
Sanmina-SCI Corp.(a)                                         12,570    51,537
Solectron Corp.(a)                                           21,603    86,412
Symbol Technologies, Inc.                                     5,975    63,216
Tektronix, Inc.                                               1,902    67,920
                                                                    ---------
                                                                      937,784
                                                                    ---------
ENERGY EQUIPMENT & SERVICES--1.8%
Baker Hughes, Inc.                                            8,084   552,946
BJ Services Co.                                               7,657   264,932
Halliburton Co.                                              12,194   890,406
Nabors Industries, Ltd.(a)                                    3,732   267,137
National-Oilwell Varco, Inc.(a)                               4,127   264,623
Noble Corp.                                                   3,239   262,683
Rowan Cos., Inc.                                              2,582   113,505
Schlumberger, Ltd.                                           13,957 1,766,536
Transocean, Inc.(a)                                           7,699   618,230
                                                                    ---------
                                                                    5,000,998
                                                                    ---------
FOOD & STAPLES RETAILING--2.4%
Albertson's, Inc.                                             8,711   223,611
Costco Wholesale Corp.                                       11,176   605,292
CVS Corp.                                                    19,308   576,730
Kroger Co. (The)                                             17,136   348,889
Safeway, Inc.                                                10,622   266,825
Supervalu, Inc.                                               3,216    99,117
Sysco Corp.                                                  14,629   468,859
Walgreen Co.                                                 23,906 1,031,066
Wal-Mart Stores, Inc.                                        59,008 2,787,538
Whole Foods Market, Inc.                                      3,281   217,990
                                                                    ---------
                                                                    6,625,917
                                                                    ---------
FOOD PRODUCTS--1.1%
Archer-Daniels-Midland Co.                                   15,443   519,656
Campbell Soup Co.                                             4,353   141,037
ConAgra Foods, Inc.                                          12,265   263,207
Dean Foods Co.(a)                                             3,200   124,256
General Mills, Inc.                                           8,413   426,371
H.J. Heinz Co.                                                7,913   300,061
Hershey Foods Corp.                                           4,233   221,090
Kellogg Co.                                                   5,938   261,510
McCormick & Co., Inc.                                         3,132   106,050
Sara Lee Corp.                                               17,955   321,035
Tyson Foods, Inc., Class A                                    5,951    81,767
Wm Wrigley Jr. Co.                                            4,191   268,224
                                                                    ---------
                                                                    3,034,264
                                                                    ---------
GAS UTILITIES--0.1%
KeySpan Corp.                                                 4,123   168,507
NICOR, Inc.                                                   1,043    41,261
NiSource, Inc.                                                6,440   130,217
Peoples Energy Corp.                                            862    30,722
                                                                    ---------
                                                                      370,707
                                                                    ---------

HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Bausch & Lomb, Inc.                                             1,270    80,899
Baxter International, Inc.                                     15,318   594,492
Becton, Dickinson & Co.                                         5,842   359,750
Biomet, Inc.                                                    5,846   207,650
Boston Scientific Corp.(a)                                     13,972   322,055
C.R. Bard, Inc.                                                 2,456   166,541
Fisher Scientific International, Inc.(a)                        2,914   198,298
Guidant Corp.                                                   8,004   624,792
Hospira, Inc.(a)                                                3,799   149,909
Medtronic, Inc.                                                28,511 1,446,932
Millipore Corp.(a)                                              1,230    89,864
PerkinElmer, Inc.                                               3,089    72,499
St. Jude Medical, Inc.(a)                                       8,659   355,019
Stryker Corp.                                                   6,902   306,035
Thermo Electron Corp.(a)                                        3,830   142,055
Waters Corp.(a)                                                 2,468   106,494
Zimmer Holdings, Inc.(a)                                        5,852   395,595
                                                                      ---------
                                                                      5,618,879
                                                                      ---------
HEALTH CARE PROVIDERS & SERVICES--3.0%
Aetna, Inc.                                                    13,395   658,230
AmerisourceBergen Corp.                                         4,937   238,309
Cardinal Health, Inc.                                           9,967   742,741
Caremark Rx, Inc.(a)                                           10,597   521,160
CIGNA Corp.                                                     2,894   378,014
Coventry Health Care, Inc.(a)                                   3,786   204,368
Express Scripts, Inc., Class A(a)                               3,457   303,870
HCA, Inc.                                                       9,635   441,187
Health Management Associates, Inc., Class A                     5,684   122,604
Humana, Inc.(a)                                                 3,861   203,282
IMS Health, Inc.                                                4,667   120,269
Laboratory Corp. of America Holdings(a)                         2,959   173,042
Manor Care, Inc.                                                1,867    82,801
McKesson Corp.                                                  7,231   376,952
Medco Health Solutions, Inc.(a)                                 7,190   411,412
Patterson Cos., Inc.(a)                                         3,274   115,245
Quest Diagnostics, Inc.                                         3,842   197,095
Tenet Healthcare Corp.(a)                                      11,109    81,984
UnitedHealth Group, Inc.                                       32,037 1,789,587
Wellpoint, Inc.(a)                                             15,590 1,207,134
                                                                      ---------
                                                                      8,369,286
                                                                      ---------
HOME BUILDERS--0.1%
D.R. Horton, Inc.                                               6,420   213,272
                                                                      ---------
HOTELS, RESTAURANTS & LEISURE--1.5%
Carnival Corp.                                                 10,255   485,779
Darden Restaurants, Inc.                                        3,106   127,439
Harrah's Entertainment, Inc.                                    4,348   338,970
Hilton Hotels Corp.                                             7,784   198,181
International Game Technology                                   7,964   280,492
Marriott International, Inc., Class A                           3,832   262,875
McDonald's Corp.                                               29,683 1,019,908
Starbucks Corp.(a)                                             18,031   678,687
Starwood Hotels & Resorts Worldwide, Inc.                       5,098   345,288
Wendy's International, Inc.                                     2,700   167,562
Yum! Brands, Inc.                                               6,515   318,323
                                                                      ---------
                                                                      4,223,504
                                                                      ---------
HOUSEHOLD DURABLES--0.7%
Black & Decker Corp. (The)                                      1,811   157,358

Centex Corp.                                                   2,889    179,089
Fortune Brands, Inc.                                           3,456    278,657
Harman International Industries, Inc.                          1,550    172,252
KB Home                                                        1,815    117,939
Leggett & Platt, Inc.                                          4,308    104,986
Lennar Corp., Class A                                          3,237    195,450
Maytag Corp.                                                   1,899     40,506
Newell Rubbermaid                                              6,484    163,332
Pulte Homes, Inc.                                              5,053    194,136
Snap-On, Inc.                                                  1,377     52,491
Stanley Works (The)                                            1,711     86,679
Whirlpool Corp.                                                1,607    146,992
                                                                     ----------
                                                                      1,889,867
                                                                     ----------
HOUSEHOLD PRODUCTS--2.2%
Clorox Co. (The)                                               3,545    212,168
Colgate-Palmolive Co.                                         12,173    695,078
Kimberly-Clark Corp.                                          10,885    629,153
Procter & Gamble Co. (The)                                    77,692  4,476,614
                                                                     ----------
                                                                      6,013,013
                                                                     ----------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                        17,833  1,349,780
General Electric Co.                                         246,214  8,563,323
Textron, Inc.                                                  3,126    291,937
Tyco International, Ltd.                                      47,605  1,279,622
                                                                     ----------
                                                                     11,484,662
                                                                     ----------
INSURANCE--4.5%
ACE, Ltd.                                                      7,613    395,952
AFLAC, Inc.                                                   11,767    531,045
Allstate Corp. (The)                                          15,235    793,896
Ambac Financial Group, Inc.                                    2,492    198,363
American International Group, Inc.                            61,311  4,052,043
Aon Corp.                                                      7,605    315,684
Chubb Corp. (The)                                              4,722    450,668
Cincinnati Financial Corp.                                     4,112    172,992
Genworth Financial, Inc., Class A                              8,899    297,494
Hartford Financial Services Group, Inc. (The)                  7,144    575,449
Lincoln National Corp.                                         6,700    365,753
Loews Corp.                                                    3,205    324,346
Marsh & McLennan Cos., Inc.                                   12,920    379,331
MBIA, Inc.                                                     3,165    190,311
MetLife, Inc.                                                 17,903    865,968
Progressive Corp. (The)                                        4,646    484,392
Prudential Financial, Inc.                                    11,692    886,371
SAFECO Corp.                                                   2,911    146,161
St. Paul Travelers Cos., Inc. (The)                           16,438    686,944
Torchmark Corp.                                                2,446    139,667
UnumProvident Corp.                                            7,054    144,466
XL Capital Ltd., Class A                                       4,120    264,133
                                                                     ----------
                                                                     12,661,429
                                                                     ----------
INTERNET & CATALOG RETAIL--0.5%
Amazon.Com, Inc.(a)                                            7,287    266,048
eBay, Inc.(a)                                                 27,247  1,064,268
                                                                     ----------
                                                                      1,330,316
                                                                     ----------
INTERNET SOFTWARE & SERVICES--1.1%
Google, Inc., Class A(a)                                       4,800  1,872,000

VeriSign, Inc.(a)                                              5,800   139,142
Yahoo!, Inc.(a)                                               29,807   961,574
                                                                     ---------
                                                                     2,972,716
                                                                     ---------
IT SERVICES--1.0%
Affiliated Computer Services, Inc., Class A(a)                 2,775   165,557
Automatic Data Processing, Inc.                               13,690   625,359
Computer Sciences Corp.(a)                                     4,405   244,698
Convergys Corp.(a)                                             3,303    60,148
Electronic Data Systems Corp.                                 12,153   326,065
First Data Corp.                                              18,120   848,378
Fiserv, Inc.(a)                                                4,357   185,390
Paychex, Inc.                                                  7,890   328,697
Sabre Holdings Corp.                                           3,114    73,272
Unisys Corp.(a)                                                8,077    55,651
                                                                     ---------
                                                                     2,913,215
                                                                     ---------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                2,244    87,202
Eastman Kodak Co.                                              6,784   192,937
Hasbro, Inc.                                                   4,204    88,704
Mattel, Inc.                                                   9,182   166,470
                                                                     ---------
                                                                       535,313
                                                                     ---------
MACHINERY--1.5%
Caterpillar, Inc.                                             15,846 1,137,900
Cummins, Inc.                                                  1,097   115,295
Danaher Corp.                                                  5,603   356,071
Deere & Co.                                                    5,595   442,285
Dover Corp.                                                    4,802   233,185
Eaton Corp.                                                    3,517   256,635
Illinois Tool Works, Inc.                                      4,844   466,526
Ingersoll-Rand Co., Ltd., Class A                              7,735   323,246
ITT Industries, Inc.                                           4,363   245,288
Navistar International Corp.(a)                                1,457    40,184
PACCAR, Inc.                                                   3,998   281,779
Pall Corp.                                                     2,950    92,011
Parker-Hannifin Corp.                                          2,828   227,965
                                                                     ---------
                                                                     4,218,370
                                                                     ---------
MEDIA--3.2%
CBS Corp., Class B                                            18,252   437,683
Clear Channel Communications, Inc.                            12,215   354,357
Comcast Corp., Class A(a)                                     50,516 1,321,499
Dow Jones & Co., Inc.                                          1,394    54,784
E.W. Scripps Co., Class A                                      2,009    89,822
Gannett Co., Inc.                                              5,623   336,930
Interpublic Group of Cos., Inc. (The)(a)                      10,169    97,216
Knight-Ridder, Inc.                                            1,562    98,734
McGraw-Hill Cos., Inc. (The)                                   8,673   499,738
Meredith Corp.                                                   988    55,121
New York Times Co. (The), Class A                              3,429    86,788
News Corp., Inc., Class A                                     56,702   941,820
Omnicom Group, Inc.                                            4,223   351,565
Time Warner, Inc.                                            106,420 1,786,792
Tribune Co.                                                    6,184   169,627
Univision Communications, Inc., Class A(a)                     5,281   182,036
Viacom, Inc., Class B(a)                                      18,253   708,216
Walt Disney Co. (The)                                         45,490 1,268,716
                                                                     ---------
                                                                     8,841,444
                                                                     ---------

METALS & MINING--0.9%
Alcoa, Inc.                                                   20,593    629,322
Allegheny Technologies, Inc.                                   2,042    124,930
Freeport-McMoRan Copper & Gold, Inc., Class B                  4,347    259,820
Newmont Mining Corp.                                          10,553    547,595
Nucor Corp.                                                    3,671    384,684
Phelps Dodge Corp.                                             4,807    387,108
United States Steel Corp.                                      2,571    156,008
                                                                     ----------
                                                                      2,489,467
                                                                     ----------
MULTILINE RETAIL--1.1%
Big Lots, Inc.(a)                                              2,691     37,566
Dillard's Inc., Class A                                        1,449     37,732
Dollar General Corp.                                           7,479    132,154
Family Dollar Stores, Inc.                                     3,667     97,542
Federated Department Stores, Inc.                              6,430    469,390
J.C. Penney Co., Inc. (Holding Co.)                            5,485    331,349
Kohl's Corp.(a)                                                8,143    431,660
Nordstrom, Inc.                                                5,163    202,286
Sears Holdings Corp.(a)                                        2,357    311,690
Target Corp.                                                  20,767  1,080,092
                                                                     ----------
                                                                      3,131,461
                                                                     ----------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
AES Corp. (The)(a)                                            15,495    264,345
CMS Energy Corp.(a)                                            5,214     67,521
Constellation Energy Group, Inc.                               4,215    230,603
Dominion Resources, Inc.                                       8,207    566,529
Duke Energy Corp.                                             21,924    639,084
Dynegy, Inc., Class A(a)                                       7,116     34,157
Public Service Enterprise Group, Inc.                          5,921    379,181
Sempra Energy                                                  6,104    283,592
                                                                     ----------
                                                                      2,465,012
                                                                     ----------
OFFICE ELECTRONICS--0.1%
Xerox Corp.(a)                                                21,998    334,370
                                                                     ----------
OIL & GAS--8.0%
Amerada Hess Corp.                                             1,890    269,136
Anadarko Petroleum Corp.                                       5,443    549,797
Apache Corp.                                                   7,802    511,109
Ashland, Inc.                                                  1,670    118,704
Burlington Resources, Inc.                                     8,878    815,977
Chesapeake Energy Corp.                                        8,825    277,193
ChevronTexaco Corp.                                           52,584  3,048,293
ConocoPhillips                                                32,562  2,056,290
Devon Energy Corp.                                            10,437    638,431
El Paso Corp.                                                 15,571    187,631
EOG Resources, Inc.                                            5,729    412,488
Exxon Mobil Corp.                                            144,239  8,778,385
Kerr-McGee Corp.                                               2,739    261,520
Kinder Morgan, Inc.                                            2,485    228,595
Marathon Oil Corp.                                             8,664    659,937
Murphy Oil Corp.                                               3,900    194,298
Occidental Petroleum Corp.                                    10,175    942,714
Sunoco, Inc.                                                   3,145    243,958
Valero Energy Corp.                                           14,688    878,049
Weatherford International, Ltd.(a)                             8,239    376,934
Williams Cos., Inc. (The)                                     14,046    300,444
XTO Energy, Inc.                                               8,579    373,787
                                                                     ----------
                                                                     22,123,670
                                                                     ----------

PAPER & FOREST PRODUCTS--0.4%
International Paper Co.                                       11,635    402,222
Louisiana-Pacific Corp.                                        2,504     68,109
MeadWestvaco Corp.                                             4,286    117,051
Weyerhaeuser Co.                                               5,746    416,182
                                                                     ----------
                                                                      1,003,564
                                                                     ----------
PERSONAL PRODUCTS--0.2%
Alberto-Culver Co.                                             1,784     78,906
Avon Products, Inc.                                           10,641    331,680
Estee Lauder Cos., Inc. (The), Class A                         2,814    104,653
                                                                     ----------
                                                                        515,239
                                                                     ----------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                           36,344  1,543,530
Allergan, Inc.                                                 3,582    388,647
Barr Pharmaceuticals, Inc.(a)                                  2,498    157,324
Bristol-Myers Squibb Co.                                      46,275  1,138,828
Eli Lilly & Co.                                               26,691  1,476,012
Forest Laboratories, Inc.(a)                                   7,651    341,464
Johnson & Johnson                                             70,298  4,163,047
King Pharmaceuticals, Inc.(a)                                  5,718     98,636
Merck & Co., Inc.                                             51,660  1,819,981
Mylan Laboratories, Inc.                                       5,163    120,814
Pfizer, Inc.                                                 173,803  4,331,170
Schering-Plough Corp.                                         34,947    663,644
Watson Pharmaceuticals, Inc.(a)                                2,400     68,976
Wyeth                                                         31,748  1,540,413
                                                                     ----------
                                                                     17,852,486
                                                                     ----------
REAL ESTATE--0.9%
Apartment Investment & Management Co., Class A                 2,281    106,979
Archstone-Smith Trust                                          5,038    245,703
Boston Properties, Inc.                                        2,100    195,825
Equity Office Properties Trust                                 9,594    322,167
Equity Residential                                             6,860    320,979
Kimco Realty Corp.                                             4,700    191,008
Plum Creek Timber Co., Inc.                                    4,353    160,756
Prologis                                                       5,751    307,679
Public Storage, Inc.                                           1,953    158,642
Simon Property Group, Inc.                                     4,320    363,485
Vornado Realty Trust                                           2,802    268,992
                                                                     ----------
                                                                      2,642,215
                                                                     ----------
ROAD & RAIL--0.8%
Burlington Northern Santa Fe Corp.                             8,809    734,054
CSX Corp.                                                      5,183    309,943
Norfolk Southern Corp.                                         9,737    526,480
Union Pacific Corp.                                            6,258    584,184
                                                                     ----------
                                                                      2,154,661
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.9%
Advanced Micro Devices, Inc.(a)                               11,359    376,664
Altera Corp.(a)                                                8,487    175,172
Analog Devices, Inc.                                           8,648    331,132
Applied Materials, Inc.                                       37,476    656,205
Applied Micro Circuits Corp.(a)                                6,951     28,291
Broadcom Corp., Class A(a)                                    10,405    449,080

Freescale Semiconductor, Inc.(a)                               9,694   269,202
Intel Corp.                                                  138,963 2,688,933
KLA-Tencor Corp.                                               4,713   227,921
Linear Technology Corp.                                        7,220   253,278
LSI Logic Corp.(a)                                             9,252   106,953
Maxim Integrated Products, Inc.                                7,572   281,300
Micron Technology, Inc.(a)                                    14,616   215,148
National Semiconductor Corp.                                   7,971   221,913
Novellus Systems, Inc.(a)                                      3,150    75,600
NVIDIA Corp.(a)                                                4,043   231,502
PMC-Sierra, Inc.(a)                                            4,388    53,929
Teradyne, Inc.(a)                                              4,679    72,571
Texas Instruments, Inc.                                       37,802 1,227,430
Xilinx, Inc.                                                   8,143   207,321
                                                                     ---------
                                                                     8,149,545
                                                                     ---------
SOFTWARE--3.4%
Adobe Systems, Inc.(a)                                        14,168   494,746
Autodesk, Inc.(a)                                              5,451   209,973
BMC Software, Inc.(a)                                          5,027   108,885
CA, Inc.                                                      10,777   293,242
Citrix Systems, Inc.(a)                                        4,215   159,749
Compuware Corp.(a)                                             9,041    70,791
Electronic Arts, Inc.(a)                                       7,176   392,671
Intuit, Inc.(a)                                                4,179   222,281
Microsoft Corp.                                              209,914 5,711,759
Novell, Inc.(a)                                                9,199    70,648
Oracle Corp.(a)                                               89,011 1,218,560
Parametric Technology Corp.(a)                                 2,623    42,834
Symantec Corp.(a)                                             24,644   414,759
                                                                     ---------
                                                                     9,410,898
                                                                     ---------
SPECIALTY RETAIL--2.2%
AutoNation, Inc.(a)                                            4,278    92,191
AutoZone, Inc.(a)                                              1,304   129,996
Bed Bath & Beyond, Inc.(a)                                     6,624   254,362
Best Buy Co., Inc.                                             9,605   537,208
Circuit City Stores, Inc.                                      3,596    88,030
Gap, Inc. (The)                                               13,557   253,245
Home Depot, Inc. (The)                                        50,178 2,122,530
Limited Brands, Inc.                                           8,225   201,184
Lowe's Cos., Inc.                                             18,469 1,190,142
Office Depot, Inc.(a)                                          6,980   259,935
OfficeMax, Inc.                                                1,673    50,474
RadioShack Corp.                                               3,180    61,151
Sherwin-Williams Co. (The)                                     2,619   129,483
Staples, Inc.                                                 17,212   439,250
Tiffany & Co.                                                  3,359   126,097
TJX Cos., Inc. (The)                                          10,882   270,091
                                                                     ---------
                                                                     6,205,369
                                                                     ---------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Coach, Inc.(a)                                                 9,055   313,122
Jones Apparel Group, Inc.                                      2,665    94,261
Liz Claiborne, Inc.                                            2,483   101,753
NIKE, Inc., Class B                                            4,470   380,397
V.F. Corp.                                                     2,081   118,409
                                                                     ---------
                                                                     1,007,942
                                                                     ---------
THRIFTS & MORTGAGE FINANCE--1.6%
Countrywide Financial Corp.                                   14,243   522,718

Federal Home Loan Mortgage Corp.                          16,322       995,642
Federal National Mortgage Corp.                           22,863     1,175,158
Golden West Financial Corp.                                6,048       410,659
MGIC Investment Corp.                                      2,094       139,523
Sovereign Bancorp, Inc.                                    8,436       184,833
Washington Mutual, Inc.                                   23,422       998,246
                                                                 -------------
                                                                     4,426,779
                                                                 -------------
TOBACCO--1.4%
Altria Group, Inc.                                        49,296     3,493,114
Reynolds American, Inc.                                    2,020       213,110
UST, Inc.                                                  3,863       160,701
                                                                 -------------
                                                                     3,866,925
                                                                 -------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
W.W. Grainger, Inc.                                        1,806       136,082
                                                                 -------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
ADC Telecommunications, Inc.(a)                            2,766        70,782
                                                                 -------------
TOTAL COMMON STOCKS (Cost $247,345,090)                            277,754,387
                                                                 -------------

                                                      Principal
                                                       Amount
                                                     -----------
SHORT-TERM INVESTMENTS--1.4%
The Bank of New York Cash Reserve                    $ 3,093,084     3,093,085
U.S. Treasury Bill 4.58% (1), 8/10/06 (2)                750,000       737,846
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $3,830,858)                       3,830,931
                                                                 -------------
TOTAL INVESTMENTS (Cost $251,175,948)--101.2%                      281,585,318
                                                                 -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.2%)                       (3,312,540)
                                                                 -------------
NET ASSETS--100.0%                                               $ 278,272,778
                                                                 =============

(a) Represents non-income producing securities.
(b) Affiliated issuers.
(1) Yield to maturity.
(2) Security or portion thereof segregated as collateral for open futures contracts at March 31, 2006.

E*TRADE International Index Fund
Schedule of Investments
March 31, 2006 (Unaudited)

                                                               Shares  Value
                                                               ------ --------
COMMON STOCKS--90.2%
Australia--4.9%
Alinta Ltd.                                                     1,506 $ 11,781
Alumina, Ltd. ADR                                               1,686   35,558
Amcor, Ltd. ADR                                                 1,274   26,971
AMP, Ltd.                                                      10,833   66,944
Ansell, Ltd. ADR                                                  209    6,915
APN News & Media, Ltd.                                          1,669    5,623
Aristocrat Leisure Ltd.                                         1,776   17,420
Australia & New Zealand Banking Group, Ltd. ADR                 2,115  200,756
Australian Gas Light Co., Ltd.                                  2,645   34,944
Australian Stock Exchange, Ltd.                                   595   13,860
AXA Asia Pacific Holdings, Ltd.                                 5,047   20,847
Babcock & Brown, Ltd.                                             870   11,437
BHP Limited ADR                                                10,392  414,122
Billabong International Ltd.                                      779    8,429
BlueScope Steel, Ltd.                                           4,127   21,125
Boral, Ltd. ADR                                                   847   21,549
Brambles Industries, Ltd.                                       5,632   43,097
Caltex Australia Ltd.                                             782   10,692
Centro Properties Group                                         4,665   21,501
CFS Gandel Retail Trust                                         8,754   12,164
Challenger Financial Services Group, Ltd.                       2,335    5,815
Coca-Cola Amatil, Ltd.                                          1,516   15,631
Cochlear, Ltd.                                                    317   12,008
Coles Myer, Ltd.                                                6,860   52,260
Commonwealth Bank of Australia                                  7,465  240,846
Commonwealth Property Office Fund                               8,887    8,739
Computershare, Ltd.                                             2,244   11,762
CSL, Ltd.                                                       1,047   40,903
CSR, Ltd.                                                       5,286   16,813
DB RREEF Trust                                                 15,222   15,942
DCA Group Ltd.                                                  2,468    6,458
Downer EDI Ltd.                                                 1,620   10,223
Foster's Group, Ltd.                                           11,661   44,152
Futuris Corp. Ltd.                                              3,077    4,950
GPT Group                                                      10,515   30,934
Harvey Norman Holdings, Ltd.                                    3,064    8,247
Iluka Resources, Ltd.                                           1,349    7,542
Ing Industrial Fund                                             4,302    6,924
Insurance Australia Group, Ltd.                                 9,239   35,984
Investa Property Group                                          8,838   13,602
James Hardie Industries NV                                        536   18,224
John Fairfax Holdings, Ltd.                                     5,358   15,343
Leighton Holdings, Ltd.                                           803   10,146
Lend Lease Corp, Ltd.                                           2,082   20,546
Lion Nathan, Ltd.                                               1,702    9,823
Macquarie Airports                                              3,724    8,933
Macquarie Bank, Ltd.                                            1,338   61,573
Macquarie Communications                                        1,945    8,109
Macquarie Goodman Group                                         7,162   25,419
Macquarie Infrastructure Group                                 13,936   37,778
Macquarie Office Trust                                         11,092   10,862
Mayne Pharma. Ltd.(a)                                           3,686    7,780
Mirvac Group                                                    4,976   15,064
Multplex Group                                                  3,639    7,954
National Australia Bank, Ltd. ADR                               1,850  248,917
Newcrest Mining, Ltd.                                           1,922   32,042
OneSteel, Ltd.                                                  3,286    9,637
Orica, Ltd.                                                     1,780   29,421
Origin Energy, Ltd.                                             4,585   23,908
Pacific Brands. Ltd.                                            2,914    4,959

PaperlinX, Ltd.                                                2,585     6,953
Patrick Corp., Ltd.                                            3,826    21,961
Perpetual Trustees Australia Ltd.                                234    11,319
Publishing & Broadcasting, Ltd.                                  780     9,619
Qantas Airways Ltd.                                            5,475    13,799
QBE Insurance Group, Ltd.                                      4,502    70,127
Rinker Group, Ltd. ADR                                         1,069    75,236
Rio Tinto, Ltd.                                                1,648    92,604
Santos, Ltd. ADR                                                 861    27,991
SFE Corp., Ltd.                                                  777     9,031
Sonic Healthcare, Ltd.                                         1,519    17,010
Stockland                                                      7,666    36,707
Suncorp-Metway, Ltd.                                           3,207    44,403
Symbion Health, Ltd. ADR                                         742     9,100
Tabcorp Holdings, Ltd. ADR                                       304    33,534
Telstra Corp., Ltd. ADR                                        2,451    32,868
Toll Holdings, Ltd.                                            1,441    13,437
Transurban Group                                               4,588    22,025
UNiTAB Ltd.                                                      695     7,514
Vivendi Universal SA ADR                                       6,681   228,491
Wesfarmers, Ltd.                                               2,190    54,393
Westfield Group NPV                                            8,604   104,805
Westpac Banking ADR                                            2,121   180,221
Woodside Petroleum, Ltd.                                       2,704    87,689
Woolworths, Ltd.                                               6,742    90,521
                                                                     ---------
                                                                     3,503,266
                                                                     ---------
Austria--0.4%
Andritz AG                                                        44     6,402
Boehler-Uddeholm AG                                              177    12,126
Erste Bank Der Oesterreichisch                                 1,925    56,678
Flughafenwien AG                                                  61     4,774
Immofinanz Immobilien Anlagen AG(a)                            1,945    20,151
Mayr-Melnhof Karton AG                                            20     3,565
Meinl European Land, Ltd.(a)                                     556    10,428
OMV AG                                                           956    63,842
Raiffeisen International Bank Holdiing AG                        207    17,616
RHI AG(a)                                                        135     4,378
Telekom Austria AG ADR                                         1,014    47,709
Verbund Class A                                                   37    16,449
Voestalpine AG                                                   115    16,056
Wiener Staedtische Allgemeine Versicherung AG                    182    11,220
Wienerberger AG                                                  365    18,307
                                                                     ---------
                                                                       309,701
                                                                     ---------
Belgium--1.1%
AGFA-Gevaert NV                                                  560    10,651
Barco NV                                                          65     5,538
Bekaert SA                                                        81     8,336
Belgacom SA                                                      943    30,112
Cofinimmo                                                         28     4,656
Colruyt SA                                                        92    13,748
Compagnie Maritime Belge SA                                      101     3,020
Delhaize Group ADR                                               411    29,387
Dexia                                                          3,178    81,903
D'ieteren SA                                                      13     3,881
Euronav NV                                                       106     2,867
Fortis NL                                                      6,784   242,022
Groupe Bruxelles Lambert SA                                      401    44,498
Interbrew SA                                                   1,054    49,310
KBC Bancassurance Holding                                      1,061   113,518
Mobistar SA                                                      165    11,948
Omega Pharma SA                                                  115     7,035
Solvay SA                                                        368    42,441
UCB SA                                                           507    24,903
Umicore                                                          142    19,620
                                                                     ---------
                                                                       749,394
                                                                     ---------

Bermuda--0.0%
Frontline Ltd.                                                    303  10,010
Ship Finance International Ltd.                                    15     257
                                                                      -------
                                                                       10,267
                                                                      -------
Denmark--0.6%
AP Moller--Maersk A/S                                               6  51,385
Bang & Olufsen, A/S Class B                                        66   7,625
Carlsberg A/S Class B                                             185  12,052
Coloplast A/S                                                     154  11,583
Dampskibseelskabet TORM-ADR                                        84   3,904
Danisco A/S                                                       288  23,297
Danske Bank A/S                                                 2,589  95,844
DSV, de Sammensluttede Vagnmaend                                  121  16,066
East Asiatic Co., Ltd. A/S                                        109   4,467
FLSmidth & Co., A/S Class B                                       160   6,415
GN Store Nord                                                   1,273  17,522
H Lundbeck A/S                                                    329   7,198
NKT Holding A/S                                                   114   7,201
Novo-Nordisk A/S, Class B                                       1,395  86,616
Novozymes A/S, Class A                                            290  19,605
Topdanmark A/S(a)                                                 108  13,517
TrygVesta AS                                                      158   9,204
Vestas Wind Systems A/S(a)                                        963  23,923
William Demant Holding(a)                                         152  10,045
                                                                      -------
                                                                      427,469
                                                                      -------
Finland--1.4%
Amer Group L/C                                                    827   8,427
Cargotec Corp., Class B                                           220   8,984
Elisa Oyj, Class A                                                914  18,070
Fortum Oyj                                                      2,529  63,603
KCI Konecranes Oyj                                                316   5,421
Kesko, Class B                                                    374  11,658
Kone Oyj                                                          440  18,073
Metso Oyj ADR                                                     615  23,696
Neste Oil Oyj                                                     743  25,578
Nokia Oyj                                                      24,402 505,610
Nokian Renkaat Oyj                                                596  10,480
OKO Bank Class A                                                  546   8,842
Orion Oyj Class B                                                 453  10,891
Outokumpu Oyj, Class A                                            578  11,658
Rautaruukki Oyj                                                   483  17,787
Sampo Oyj, Class A                                              2,307  48,464
Stora Enso Oyj                                                  3,494  53,633
Tietoenator Oyj                                                   456  17,752
UPM Kymmene Oyj                                                 3,031  71,532
Uponor Oyj                                                        345   8,995
Wartsila Corp., Class B                                           347  12,826
YIT OYJ                                                           720  19,513
                                                                      -------
                                                                      981,493
                                                                      -------
France--7.7%
Accor SA                                                        1,138  65,393
Accor SA ADR                                                        1      29
Air France-KLM                                                    702  16,609
Alcatel SA(a)                                                   7,195 110,803
Alstom(a)                                                         637  53,078
Atos Origin SA(a)                                                 390  28,809
Autoroutes du Sud de la France                                    335  20,689
Axa SA                                                          8,677 303,348
BNP Paribas                                                     8,742 405,446
Bouygues SA                                                     1,056  55,857
Business Objects SA ADR(a)                                        382  13,933
Cap Gemini SA                                                     724  39,291
Carrefour SA                                                    3,268 173,057

Casino Guichard-Perrachon SA                                      224    15,605
CNP Assurances                                                    201    20,246
Compagnie de Saint-Gobain                                       1,800   125,257
Credit Agricole SA                                              3,470   134,296
Dassault Systemes SA                                              330    18,896
Essilor International SA                                          566    50,330
European Aeronautic Defence & Space Co.                         1,414    59,321
France Telecom SA ADR                                           9,794   220,169
Gaz de France (GDF)                                             1,140    41,050
Gecina SA                                                          45     5,957
Groupe Danone ADR                                               6,887   176,515
Hermes International                                              126    31,760
Imerys SA                                                         185    15,551
Klepierre                                                         134    16,661
Lafarge SA                                                      4,070   115,792
Lagardere S.C.A.                                                  699    54,518
L'Air Liquide SA                                                  632   131,023
L'Oreal SA                                                      1,717   150,736
LVMH Moet Hennessy Louis Vuitton SA                               953    93,019
LVMH Moet Hennessy Louis Vuitton SA ADR                         2,330    45,622
Michelin (CGDE) Class B                                           831    52,022
Neopost SA                                                        185    20,080
Pagesjaunes Groupe SA                                             727    20,388
Pernod-Ricard SA                                                  435    83,024
Pinault Printemps Redoute SA                                      384    46,238
Psa Peugeot Citroen ADR                                           884    55,628
Publicis Groupe ADR                                               799    31,289
Renault SA                                                      1,073   113,548
Safran SA                                                         966    24,416
Sanofi-Aventis ADR                                             12,128   575,474
Schneider Electric SA                                           1,310   140,864
SCOR ADR                                                        4,771    12,023
Societe BIC SA                                                    175    11,715
Societe Des Autoroutes Paris                                      196    14,495
Societe Television Francaise 1                                    682    20,606
Sodexho Alliance SA ADR                                           553    26,245
Suez SA                                                         5,800   228,811
Technip-Coflexip SA                                               504    34,242
Thales SA                                                         448    19,831
Thomson/ex-TMM                                                  1,504    29,584
TotalFinaElf SA ADR                                             6,403   843,467
Unibail                                                           264    47,519
Valeo SA ADR                                                      808    16,872
Veolia Environnement ADR                                        2,002   111,171
Vinci SA                                                          982    96,491
Vinci SA Rights                                                   982     2,103
Zodiac SA                                                         222    14,348
                                                                      ---------
                                                                      5,501,160
                                                                      ---------
Germany--6.4%
Adidas-Salomon AG                                                 294    58,044
Allianz AG ADR                                                 22,343   372,904
Altana AG                                                         407    25,262
BASF AG                                                         3,111   243,903
Bayer AG                                                        3,808   152,510
Bayerische Hypo-und Vereinsbank AG                              2,697    88,971
Beiersdorf AG                                                      97    13,990
Celesio AG                                                        222    20,910
Commerzbank AG                                                  3,425   136,115
Continental AG ADR                                                758    83,520
Daimlerchrysler AG                                              5,281   303,182
Deutsche Bank AG                                                2,859   325,510
Deutsche Boerse AG                                                583    83,733
Deutsche Lufthansa AG                                           1,326    23,685
Deutsche Post AG                                                4,127   103,102
Deutsche Postbank AG                                              333    24,142
Deutsche Telekom AG ADR                                        15,808   265,891
Douglas Holdings AG                                               193     9,081
E.ON AG ADR                                                    10,824   396,158

Epcos AG ADR(a)                                                   284     3,737
Fresenius Medical Care AG & Co. KGaA                              126    15,014
Fresenius Medical Care AG ADR                                   1,099    43,794
Heidelberger Druckmaschinen                                       299    13,207
Henkel KGaA                                                       344    40,189
Hochtief AG                                                       345    19,524
Hypo Real Estate Holdings ADR                                     777    53,314
Infineon Technologies AG(a)                                     3,681    37,841
Ivg Immobilien AG                                                 403    12,109
KarstadtQuelle AG(a)                                              366     8,500
Linde AG                                                          484    41,899
MAN AG                                                            817    56,706
Merck KGaA                                                        281    26,667
Metro AG                                                          845    43,339
MLP AG                                                            346     8,425
Muenchener Rueckversicherungs-Gesellschaft AG                   1,131   159,874
Premiere AG(a)                                                    380     6,760
Puma AG Rudolf Dassler Sport                                       68    25,668
Rwe AG ADR                                                      2,426   211,087
SAP AG ADR                                                      5,132   278,770
Schering AG                                                       956    99,338
Siemens AG ADR                                                  4,645   432,776
Suedzucker AG                                                     384     9,929
ThyssenKrupp AG                                                 2,086    60,108
TUI AG                                                          1,305    25,525
Volkswagen AG ADR                                               5,105    76,469
Wincor Nixdorf AG                                                  91    11,421
                                                                      ---------
                                                                      4,552,603
                                                                      ---------
Greece--0.6%
Alpha Credit Bank                                               1,603    59,162
Cosmote Mobile Telecommunications SA                              770    17,790
EFG Eurobank                                                    1,110    42,650
Emporiki Bank of Greece SA                                        460    15,351
Folli--Follie SA                                                   95     2,711
Germanos SA                                                       328     6,942
Greek Organization of Football                                  1,294    49,402
Hellenic Bottling Company SA                                      621    19,260
Hellenic Duty Free Shops SA                                       107     2,072
Hellenic Exchanges SA                                             264     4,147
Hellenic Petroleum SA                                             619     8,820
Hellenic Technodomiki Tev SA                                      689     5,926
Hellenic Telecommunications Organization SA(a)                  1,705    37,890
Hyatt Regency SA                                                  243     3,299
Intracom SA                                                       494     3,538
National Bank Of Greece SA                                      1,560    73,253
National Bank of Greece SA ADR                                  1,445    13,843
Piraeus Bank SA                                                   996    30,108
Public Power Corp.                                                605    14,207
Technical Olympic SA                                              461     2,783
Titan Cement Co. SA                                               333    15,888
Viohalco                                                          636     6,393
                                                                      ---------
                                                                        435,435
                                                                      ---------
Hong Kong--1.5%
ASM Pacific Technology, Ltd.                                    1,004     5,982
Bank of East Asia, Ltd.                                         8,309    30,035
BOC Hong Kong Holdings, Ltd.                                   21,438    43,064
Cathay Pacific Airways, Ltd.                                    1,175    10,297
Cheung Kong Holdings, Ltd.                                      8,722    92,313
Cheung Kong Infrastructure Holdings Ltd.                        2,612     8,284
Clp Holdings, Ltd.                                             10,464    61,085
Esprit Holdings, Ltd.                                           5,561    43,210
Giordano International, Ltd.                                    8,630     4,782
Hang Lung Properties, Ltd.                                      2,135    20,291
Hang Seng Bank, Ltd.                                            4,430    57,061
Henderson Land Development                                      4,205    23,301
Hong Kong & China Gas                                          20,745    50,126

Hong Kong Electric Holdings                                     8,037    37,804
Hong Kong Exchanges & Clearing, Ltd.                            6,155    37,076
Hopewell Holdings                                               3,644    10,561
Hutchison Telecommunications lnternational Ltd.(a)              8,260    14,098
Hutchison Whampoa, Ltd.                                        12,350   113,048
Hysan Development Co. Ltd.                                      3,661    10,409
Johnson Electric Holdings, Ltd. ADR                               851     7,951
Kerry Properties, Ltd.                                          2,817    10,300
Kingboard Chemical Holdings Ltd.                                3,183     9,597
Li & Fung, Ltd.                                                10,203    22,979
Link REIT (The)(a)                                             12,383    26,809
MTR Corp.                                                       7,939    17,894
New World Development, Ltd. ADR                                 7,297    25,577
Orient Overseas International, Ltd.                             1,269     4,284
PCCW, Ltd.                                                      2,142    14,138
SCMP Group, Ltd.                                                5,426     1,940
Shangri-La Asia, Ltd.                                             329    10,642
Sino Land Co.                                                   8,654    12,403
SmarTone Telecommunications Holdings, Ltd.                      1,688     1,849
Solomon Systech International, Ltd.                            10,909     5,260
Sun Hung Kai Properties, Ltd.                                   7,650    77,684
Swire Pacific, Ltd.                                             5,390    52,755
Techtronic Industries Co., Ltd.                                 6,344    11,397
Television Broadcasts, Ltd. ADR                                   825     9,356
Texwinca Holdings, Ltd.                                         3,457     2,651
Wharf Holdings, Ltd.                                            7,090    25,996
Wing Hang Bank, Ltd.                                            1,022     8,580
Yue Yuen Industrial Holdings                                    2,815     8,275
                                                                      ---------
                                                                      1,041,144
                                                                      ---------
Ireland--0.8%
Allied Irish Bank                                               2,532   120,219
Bank of Ireland ADR                                             1,407   104,836
C&C Group PLC                                                   1,596    10,816
CRH PLC ADR                                                     3,095   109,873
DCC PLC                                                           466    10,832
Depfa Bank PLC                                                  2,045    36,379
Elan Corp. PLC(a)                                               2,471    35,681
Fyffes PLC                                                      1,817     4,881
Grafton Group PLC                                               1,236    16,199
Greencore Group PLC                                               906     4,226
Iaws Group PLC                                                    615    10,664
Independent News & Media PLC                                    3,270    10,566
Irish Life & Permanent PLC                                      1,566    37,523
Kerry Group PLC, Class A                                          759    18,223
Kingspan Group PLC                                                682    10,399
Paddy Powerl PLC                                                  263     4,200
Ryanair Holdings PLC ADR(a)                                       221    12,089
                                                                      ---------
                                                                        557,606
                                                                      ---------
Italy--3.4%
Alleanza Assicurazioni SpA                                      2,452    29,079
Arnoldo Mondadori Editore SPA                                     676     6,615
Assicurazioni Generali SpA                                      5,544   207,991
Autogrill SpA                                                     663     9,823
Autostrade SpA                                                  1,656    40,848
Banca Antonveneta SpA                                             537    17,214
Banca Fideuram SpA                                              1,704     9,761
Banca Intesa SpA                                               22,532   134,100
Banca Intesa SpA--RNC                                           5,402    30,482
Banca Monte dei Paschi di Sien SpA                              6,383    35,818
Banca Nazionale del Lavoro SpA                                  6,194    21,868
Banca Popolare di Milano SCRL                                   2,284    26,847
Banche Popolari Unite SCRL                                      1,993    48,219
Banco Popolare di Verona e Novara SCRL                          2,154    56,898
Benetton Group SPA                                                184     5,474
Bulgari SpA                                                       862    10,334
Capitalia SpA                                                   9,739    80,618

Enel SpA ADR                                                    4,992   210,862
Eni Spa ADR                                                     7,542   429,744
Fiat SpA ADR(a)                                                 3,164    39,993
Finmeccanica Spa                                                1,715    38,838
Gruppo Editoriale L'Espresso SpA                                1,005     5,255
Italcementi SpA                                                   410     9,801
Lottomatica SPA                                                   180     7,632
Luxottica Group SpA                                                39     1,072
Luxottica Group SpA ADR                                           756    20,782
Mediaset SpA                                                    4,448    52,302
Mediobanca SpA                                                  2,769    59,183
Mediolanum SpA                                                  1,475    11,654
Pirelli & Co. SpA                                              16,507    15,684
San Paolo IMI SpA                                               6,436   114,872
Seat Pagine Gialle SpA                                         23,550    11,214
Snam Rete Gas SpA                                               5,665    24,986
Telecom Italia Media SPA                                        6,669     3,588
Telecom Italia SpA                                                  3         9
Telecom Italia SpA ADR (Ordinary)                               6,196   180,923
Telecom Italia SpA ADR (Savings)                                3,491    92,651
Terna SpA                                                       6,952    18,242
Tiscali SpA(a)                                                  1,379     4,483
UniCredito Italiano SpA                                        45,053   324,476
                                                                      ---------
                                                                      2,450,235
                                                                      ---------
Japan--22.6%
77 Bank, Ltd.(The)                                              1,665    12,791
Acom Co., Ltd.                                                  1,448    21,200
Aderans Co., Ltd.                                                 205     6,027
Advantest Corp.                                                 1,735    51,582
Aeon Co., Ltd.                                                  3,782    91,515
Aeon Credit Service Co., Ltd.                                     443    13,376
Aiful Corp.                                                       370    24,383
Aisin Seiki Co., Ltd                                            1,110    43,077
Ajinomoto Co., Inc.                                             3,389    36,072
Alfresa Holdings Corp.                                            146     8,846
All Nippon Airways Co., Ltd.                                    3,000    10,908
Alps Electric Co., Ltd.                                           996    15,988
Amada Co., Ltd.                                                 2,001    21,832
Amano Corp                                                        330     5,731
Anritsu Corp                                                      556     3,483
Aoyama Trading Co., Ltd.                                          332    10,983
Ariake Japan Co., Ltd.                                            114     3,396
Asahi Breweries, Ltd.                                           2,145    30,343
Asahi Glass Co., Ltd.                                           5,840    86,964
Asahi Kasei Corp.                                               7,104    50,492
Asatsu-DK, Inc.                                                   195     6,807
Astellas Pharma Inc.                                            3,159   119,401
Autobacs Seven Co., Ltd.                                          153     7,613
Bank of Fukoaka, Ltd.                                           3,256    27,411
Bank of Kyoto Ltd. (The)                                        1,465    17,632
Bank of Yokohama, Ltd.(The)                                     6,931    56,640
Benesse Corp.                                                     370    13,179
Bridgestone Corp.                                               3,861    80,281
Canon Sales Co., Inc.                                             436     9,369
Canon, Inc. ADR                                                 4,376   289,035
Casio Computer Co., Ltd.                                        1,253    22,232
Central Glass Co., Ltd.                                           996     5,750
Central Japan Railway Co.                                           8    78,713
Chiba Bank, Ltd.(The)                                           4,151    36,809
Chiyoda Corp.                                                     836    19,439
Chubu Electric Power Co., Inc.                                  3,415    85,383
Chugai Pharmaceutical Co., Ltd.                                 1,615    29,193
Circle K Sunkus Co., Ltd.                                         250     6,040
Citizen Watch Co., Ltd.                                         2,083    19,601
Coca-Cola West Japan Co., Ltd.                                    240     5,693
COMSYS Holdings Corp.                                             677     9,627
Credit Saison Co., Ltd.                                           935    51,560
CSK Corp. ADR                                                     329    16,312

CSK Holdings Corp.                                                 50   2,479
Dai Nippon Printing Co., Ltd.                                   3,646  65,799
Daicel Chemical Industries Ltd.                                 1,691  14,198
Daido Steel Co., Ltd.                                           2,014  20,441
Daiichi Sankyo Co., Ltd.                                        3,799  86,518
Daikin Industries Ltd.                                          1,376  48,045
Daimaru Inc.                                                    1,255  18,477
Dainippon Ink & Chemicals, Inc.                                 3,675  13,650
Dainippon Screen Manufacturing Co., Ltd.                        1,239  13,105
Daito Trust Construction Co., Ltd.                                450  23,422
Daiwa House Industry Co., Ltd.                                  2,871  49,626
Daiwa Securities Group, Inc.                                    7,330  98,117
Denki Kagaku Kogyo Kabushiki Kaisha                             2,710  12,081
Denso Corp.                                                     3,073 121,172
Dentsu Inc.                                                         9  32,533
Dowa Mining Co., Ltd.                                           1,584  18,936
E*Trade Securities Co., Ltd.                                        6  13,755
eAccess Ltd.                                                        6   4,623
East Japan Railway Co.                                             16 118,214
Ebara Corp.                                                     1,692  10,606
Eisai Co., Ltd. ADR                                             1,460  63,478
Electric Power Development Co., Ltd.                              964  30,439
Elpida Memory, Inc.(a)                                            224   7,983
FamilyMart Co., Ltd.                                              368  11,523
Fanuc, Ltd.                                                     1,041  99,813
Fast Retailing Co., Ltd.                                          307  29,969
Fuji Electric Holdings Co., Ltd.                                3,027  16,458
Fuji Photo Film Co., Ltd.                                       2,832  94,057
Fuji Soft ABC, Inc.                                               174   5,167
Fuji Television Network, Inc.                                       3   7,471
Fujikura Ltd.                                                   1,853  20,900
Fujitsu, Ltd.                                                  10,194  85,451
Furukawa Electric Co. (The)                                     3,679  30,434
Glory Ltd.                                                        344   7,441
Goodwill Group, Inc. (The)                                          6   5,589
Gunma Bank, Ltd.(The)                                           2,048  15,433
Gunze Ltd.                                                      1,122   7,559
Hakuhodo DY Holdings, Inc.                                        135  11,278
Hankyu Department Stores, Inc.                                    761   7,016
Hikari Tsushin, Inc.                                              134   9,308
Hino Motors, Ltd.                                               1,498   9,389
Hirose Electric Co., Ltd.                                         174  24,334
Hitachi Cable Ltd.                                                975   5,524
Hitachi Capital Corp.                                             289   5,767
Hitachi Chemical Co., Ltd.                                        601  17,218
Hitachi Construction Machinery Co., Ltd.                          568  14,898
Hitachi Software Engineering Co., Ltd.                            187   3,457
Hitachi, Ltd. ADR                                               1,854 131,282
Hokkaido Electric Power Co., Inc.                               1,060  22,704
Hokugin Financial Group, Inc.                                   6,336  27,735
Honda Motor Co., Ltd. ADR                                       9,143 283,067
House Foods Corp.                                                 418   6,846
Hoya Corp ADR                                                   2,473  99,557
Ibiden Co., Ltd.                                                  763  38,472
INDEX Corp.                                                         4   8,378
INPEX Corp.                                                         2  17,122
Isetan Co., Ltd.                                                1,036  22,541
Ishihara Sangyo Kaisha Ltd.                                     1,670   3,113
Ishikawajima-Harima Heavy Industries Co., Ltd.                  6,394  20,227
Ito En, Ltd.                                                      344  12,020
Itochu Corp.                                                    8,723  74,873
Itochu Techno-Science Corp.                                       160   6,283
Jafco Co., Ltd.                                                   182  13,712
Japan Airlines System Corp.                                     4,000  10,447
Japan Prime Realty Investment Corp.                                 2   6,087
Japan Real Estate Investment Corp.                                  1   8,645
Japan Retail Fund Investment Corp.                                  1   7,798
Japan Tobacco, Inc.                                                20  70,208
JFE Holdings, Inc.                                              3,232 130,385
JGC Corp.                                                       1,201  23,617

Joyo Bank, Ltd.(The)                                              3,950  27,784
JS Group Corp.                                                    1,544  33,135
JSR Corp.                                                         1,038  30,778
JTEKT Corp.                                                       1,101  21,903
Kajima Corp.                                                      5,207  32,417
Kaken Pharmaceutical Co., Ltd.                                      478   3,999
Kamigumi Co., Ltd.                                                1,430  11,415
Kaneka Corp.                                                      1,657  19,799
Kansai Electric Power Co., Inc. (The)                             4,462  98,909
Kansai Paint Co., Ltd.                                            1,343  12,288
Kao Corp. ADR                                                       302  79,346
Katokichi Co., Ltd.                                                 713   4,868
Kawasaki Heavy Industries, Ltd. ADR                               1,777  24,880
Kawasaki Kisen Kaisha, Ltd.                                       2,924  17,213
KDDI Corp.                                                           12  63,935
Keihin Electric Express Railway Co., Ltd.                         2,570  21,018
Keio Electric Railway Co., Ltd.                                   3,165  20,859
Keisei Electric Railway Co., Ltd.                                 1,495  10,297
Keyence Corp.                                                       203  52,574
Kikkoman Corp.                                                      857   9,627
Kinden Corp.                                                        771   6,973
Kintetsu Corp.                                                    8,881  34,517
Kirin Brewery Co., Ltd                                            4,563  61,783
Kobe Steel, Ltd.                                                 15,588  59,132
Kokuyo Co., Ltd.                                                    448   6,742
Komatsu, Ltd. ADR                                                 1,302  99,092
Komori Corp.                                                        324   7,551
Konami Corp.                                                        535  13,739
Konica Minolta Holdings, Inc.                                     2,618  33,301
Kose Corp.                                                          193   7,263
Kubota Corp. ADR                                                  1,221  66,422
Kuraray Co., Ltd.                                                 2,107  24,673
Kurita Water Industries, Ltd.                                       654  13,933
Kyocera Corp. ADR                                                   942  83,018
Kyowa Hakko Kogyo Co., Ltd.                                       1,887  13,783
Kyushu Electric Power Co., Inc.                                   2,198  49,488
Lawson, Inc.                                                        333  12,508
LEOPALACE21 Corp.                                                   693  25,826
Mabuchi Motor Co., Ltd.                                             164   8,436
Makita Corp.                                                        643  19,771
Marubeni Corp.                                                    7,790  40,728
Marui Co., Ltd.                                                   1,815  35,812
Matsui Securities Co., Ltd.                                         621   8,591
Matsumotokiyoshi Co., Ltd.                                          233   6,648
Matsushita Electric Industrial Co., Ltd. ADR                     12,080 267,451
Matsushita Electric Works, Ltd.                                   1,912  22,919
Mediceo Holdings Co., Ltd.                                          896  14,455
Meiji Dairies Corp.                                               1,375   8,015
Meiji Seika Kaisha, Ltd.                                          1,787   9,081
Meitec Corp.                                                        200   6,559
Millea Holdings, Inc.                                             1,397 137,786
Minebea Co., Ltd. ADR                                               983  13,547
Mitsubishi Chemical Holdings Corp.                                6,802  41,869
Mitsubishi Corp. ADR                                              3,887 176,577
Mitsubishi Electric Corp.                                        11,196  94,780
Mitsubishi Estate Co., Ltd.                                       6,398 151,382
Mitsubishi Gas Chemical Co., Inc.                                 2,241  27,286
Mitsubishi Heavy Industries, Ltd.                                17,590  83,376
Mitsubishi Logistics Corp.                                          634  10,096
Mitsubishi Materials Corp.                                        5,585  29,833
Mitsubishi Rayon Co., Ltd.                                        3,128  25,539
Mitsubishi Securities Co., Ltd.                                   1,682  26,935
Mitsubishi UFJ Financial Group Inc. ADR                          49,573 754,006
Mitsui & Co., Ltd. ADR                                              413 119,481
Mitsui Chemicals, Inc.                                            3,658  26,829
Mitsui Engineering & Shipbuilding Co., Ltd.                       4,092  13,246
Mitsui Fudosan Co., Ltd.                                          4,543 104,179
Mitsui Mining & Smelting Co., Ltd.                                3,319  23,218
Mitsui O.S.K. Lines, Ltd.                                         6,285  42,395
Mitsui Sumitomo Insurance Co.                                     7,013  95,047

Mitsui Trust Holdings, Inc.                                       3,104  45,265
Mitsukoshi, Ltd.                                                  2,387  15,296
Mitsumi Electric Co., Ltd.                                          379   4,938
Mizuho Financial Group, Inc.                                         56 456,918
Murata Manufacturing Co., Ltd.                                    1,175  79,283
Namco Bandai Holdings, Inc.                                       1,206  16,506
NEC Corp. ADR                                                    10,985  77,334
NEC Electronics Corp.                                               215   8,716
Net One Systems Co., Ltd.                                             3   6,152
NGK Insulators, Ltd.                                              1,549  22,684
NGK Spark Plug Co., Ltd.                                          1,064  24,732
NHK Spring Co., Ltd.                                                919  11,599
Nichii Gakkan Co.                                                   127   2,935
Nichirei Corp.                                                    1,441   6,965
Nidec Corp.                                                         623  50,844
Nikko Cordial Corp.                                               4,796  79,229
Nikon Corp.                                                       1,607  28,711
Nintendo Co., Ltd.                                                  575  85,654
Nippon Building Fund, Inc.                                            2  18,447
Nippon Electric Glass Co., Ltd.                                   1,111  27,460
Nippon Express Co., Ltd.                                          4,616  26,209
Nippon Kayaku Co., Ltd.                                             899   7,941
Nippon Light Metal Co., Ltd.                                      2,676   7,378
Nippon Meat Packers, Inc.                                           993  10,374
Nippon Mining Holdings, Inc.                                      4,424  37,221
Nippon Oil Corp.                                                  7,212  56,365
Nippon Sheet Glass Co., Ltd.                                      2,315  12,871
Nippon Shokubai Co., Ltd.                                           734   8,703
Nippon Steel Corp.                                               35,492 137,336
Nippon Telegraph & Telephone ADR                                  4,955 106,780
Nippon Unipac Holding                                                 5  21,565
Nippon Yusen Kabushiki Kaisha                                     6,058  36,920
Nishimatsu Construction Co., Ltd.                                 1,449   5,927
NISHI-NIPPON City Bank Ltd.                                       2,810  15,276
Nissan Chemical Industries, Ltd.                                    924  15,634
Nissan Motor Co.,Ltd. ADR                                         6,548 155,711
Nisshin Seifun Group, Inc.                                        1,000  10,191
Nisshin Steel Co., Ltd.                                           4,897  16,967
Nisshinbo Industries, Inc.                                          905  10,102
Nissin Food Products Co., Ltd.                                      517  15,955
Nitori Co., Ltd.                                                    195  10,109
Nitto Denko Corp.                                                   956  80,880
NOK Corp.                                                           602  16,142
Nomura Holdings, Inc. ADR                                        10,250 227,243
Nomura Real Estate Office Fund, Inc.                                  1   8,473
Nomura Research                                                     130  15,859
NSK, Ltd.                                                         2,555  22,093
NTN Corp.                                                         2,280  18,032
NTT Data Corp.                                                        6  28,813
NTT Docomo, Inc. ADR                                              9,918 146,490
NTT Urban Development Corp.                                           1   8,671
Obayashi Corp.                                                    3,553  28,833
Obic Co., Ltd.                                                       33   6,922
Odakyu Electric Railway Co., Ltd.                                 3,622  22,378
Oji Paper Co., Ltd.                                               4,625  28,330
Oki Electric Industry Co., Ltd.                                   3,015   9,557
Okumura Corp.                                                     1,058   5,809
Olympus Corp.                                                     1,336  39,104
Omron Corp.                                                       1,227  35,149
Onward Kashiyama Co., Ltd.                                          801  14,151
Oracle Corp., Japan                                                 186   9,295
Oriental Land Co., Ltd.                                             290  16,794
Orix Corp. ADR                                                      976 151,573
Osaka Gas Co., Ltd.                                              11,657  42,309
Promise Co., Ltd.                                                   508  30,630
QP Corp.                                                            585   5,908
Rakuten, Inc.                                                        20  18,144
Resona Holdings, Inc.(a)                                             22  75,518
Ricoh Co., Ltd.                                                     777  76,535
Rinnai Corp.                                                        204   6,102

Rohm Co., Ltd.                                                      619  65,128
Ryohin Keikaku Co., Ltd.                                            138  11,550
Sanden Corp.                                                        650   2,849
Sanken Electric Co., Ltd.                                           618  10,509
Sankyo Co., Ltd./Gunma                                              283  19,369
Santen Pharmaceutical Co., Ltd.                                     427  10,261
Sanwa Shutter Corp.                                                 992   6,487
Sanyo Electric Co., Ltd.                                          9,220  25,256
Sapporo Holdings, Ltd.                                            1,651   8,623
SBI Holdings, Inc.                                                   25  14,118
Secom Co., Ltd.                                                   1,216  61,874
Sega Sammy Holdings Inc. ADR                                      3,282  33,240
Seiko Epson Corp.                                                   626  17,197
Seino Transportation Co., Ltd.                                      902   9,372
Sekisui Chemical Co., Ltd.                                        2,657  22,427
Sekisui House, Ltd.                                                 813  12,096
Sekisui House, Ltd. ADR                                           2,064  30,718
Seven & I Holdings Co., Ltd.                                      4,680 184,947
SFCG Co., Ltd.                                                       27   6,100
Sharp Corp.                                                       5,470  96,567
Shimachu Co., Ltd.                                                  268   8,444
Shimamura Co., Ltd.                                                 117  13,560
Shimano, Inc.                                                       438  13,152
Shimizu Corp.                                                     3,426  24,880
Shin-Etsu Chemical Co., Ltd.                                      2,253 121,886
Shinko Securities Co., Ltd.                                       2,819  15,599
Shinsei Bank Ltd.                                                 5,509  38,462
Shionogi & Co., Ltd.                                              1,831  29,956
Shiseido Co., Ltd.                                                2,091  38,778
Shizuoka Bank, Ltd.(The)                                          3,338  33,560
Showa Denko Kabushiki Kaisha                                      5,959  26,407
Showa Shell Sekiyu Kabushiki Kaisha                                 982  11,113
Skylark Co., Ltd.                                                   479   8,561
SMC Corp.                                                           312  48,511
Softbank Corp.                                                    4,276 124,758
Sojitz Corp.(a)                                                   1,977  11,655
Sompo Japan Insurance, Inc.                                       4,864  70,240
Sony Corp. ADR                                                    5,797 267,068
Stanley Electric Co., Ltd.                                          872  18,592
Sumco Corp.                                                         277  14,837
Sumitomo Bakelite Co., Ltd.                                       1,033   9,337
Sumitomo Chemical Co., Ltd.                                       8,632  70,028
Sumitomo Corp. ADR                                                6,158  87,472
Sumitomo Electric Industries, Ltd.                                4,174  65,957
Sumitomo Heavy Industries, Ltd.                                   3,142  30,060
Sumitomo Metal Industries, Ltd. ADR                               2,367 101,308
Sumitomo Metal Mining Co.                                         3,147  43,895
Sumitomo Mitsui Financial Group, Inc.                                34 374,379
Sumitomo Osaka Cement Co., Ltd.                                   2,229   8,085
Sumitomo Realty & Development                                     2,207  60,946
Sumitomo Rubber Industries, Ltd.                                    914  11,895
Sumitomo Trust & Banking Co., Ltd. ADR                            7,266  83,874
Suruga Bank Ltd.                                                  1,151  15,513
Suzuken Co., Ltd.                                                   352  10,998
T&D Holdings, Inc.                                                1,329 103,410
Taiheiyo Cement Corp.                                             4,565  21,969
Taiheiyo Cement Corp. ADR                                            39   1,881
Taisei Corp.                                                      5,244  25,073
Taisho Pharmaceutical Co., Ltd.                                     835  16,811
Taiyo Nippon Sanso Corp.                                          1,528  11,265
Taiyo Yuden Co., Ltd.                                               628   9,910
Takara Holdings, Inc.                                             1,009   6,157
Takashimaya Co., Ltd.                                             1,521  23,176
Takeda Chemical Industries, Ltd.                                  5,152 292,349
Takefuji Corp.                                                      640  40,184
Takuma Co., Ltd.                                                    381   3,087
Tanabe Seiyaku Co., Ltd.                                          1,318  14,561
Tdk Corp. ADR                                                       694  52,085
Teijin, Ltd.                                                      4,840  32,164
Teikoku Oil Co., Ltd.                                             1,153  13,898

Terumo Corp.                                                     977     32,023
THK Co., Ltd.                                                    591     18,953
TIS Inc.                                                         210      5,660
Tobu Railway Co., Ltd.                                         4,726     24,812
Toda Corp.                                                     1,122      5,023
Toho Co., Ltd.                                                   821     15,813
Tohoku Electric Power Co., Inc.                                2,476     53,412
Tokuyama Corp.                                                 1,358     22,964
Tokyo Broadcasting System, Inc.                                  200      5,346
Tokyo Electric Power Co., Inc. (The)                           6,662    165,740
Tokyo Electron, Ltd.                                             942     64,612
Tokyo Gas Co., Ltd.                                           13,024     56,786
Tokyo Steel Manufacturing Co., Ltd.                              629     12,767
Tokyo Style Co., Ltd.                                            356      4,228
Tokyo Tatemono Co., Ltd.                                       1,412     15,370
Tokyu Corp.                                                    5,132     34,575
Tokyu Land Corp.                                               2,309     20,603
TonenGeneral Sekiyu K.K.                                       1,716     17,419
Toppan Printing Co., Ltd.                                      3,242     44,751
Toray Industries, Inc.                                         7,713     62,867
Toshiba Corp.                                                 16,784     97,298
Tosoh Corp.                                                    2,786     13,873
Toto Ltd.                                                      1,615     14,963
Toyo Seikan Kaisha, Ltd.                                         941     17,021
Toyo Suisan Kaisha, Ltd.                                         482      7,344
Toyobo Co., Ltd.                                               3,645     11,237
Toyoda Gosei Co., Ltd.                                           377      8,247
Toyota Industries Corp.                                        1,133     46,202
Toyota Motor Corp. Sponsored ADR                               8,366    911,058
Toyota Tsusho Corp.                                              901     24,375
Trend Micro Inc.                                                 552     19,279
Ube Industries, Ltd.                                           4,917     14,455
Uni-Charm Corp.                                                  240     11,760
Uniden Corp.                                                     348      5,571
UNY Co., Ltd.                                                    932     14,883
Ushio, Inc.                                                      647     15,388
USS Co., Ltd.                                                    141      9,573
Wacoal Corp.                                                     626      8,472
West Japan Railway Co.                                             8     33,676
Yahoo! Japan Corp.                                                72     43,733
Yakult Honsha Co., Ltd.                                          611     14,631
Yamada Denki Co., Ltd.                                           452     52,156
Yamaha Corp.                                                   1,017     17,928
Yamaha Motor Co., Ltd.                                         1,076     26,544
Yamato Transport Co., Ltd.                                     2,176     44,472
Yamazaki Baking Co., Ltd.                                        638      4,985
Yaskawa Electric Corp.                                         1,076     12,119
Yokogawa Electric Corp.                                        1,177     20,825
Zeon Corp.                                                       982     12,649
                                                                     ----------
                                                                     16,143,455
                                                                     ----------
Luxembourg--0.2%
Arcelor ADR                                                    2,965    116,255
                                                                     ----------
Netherlands--5.1%
ABN AMRO Holding NV ADR                                       10,350    309,258
Aegon NV ADR                                                   8,337    153,651
Akzo Nobel NV ADR                                              1,575     83,082
ASML Holding NV(a)                                             2,804     57,117
Buhrmann NV ADR                                                  675     11,907
Corio NV                                                         234     15,052
Euronext NV                                                      489     40,243
Getronics NV                                                     714      8,611
Hagemeyer NV(a)                                                2,991     15,043
Heineken NV                                                    1,419     53,680
Ing Groep NV ADR                                              10,857    427,766
Koninklijke Ahold NV ADR(a)                                    9,010     70,278
Koninklijke DSM NV                                               800     36,420
Koninklijke DSM NV ADR                                         3,510     40,013

Koninlijke Philips Electronics NV                               7,625   256,581
OCE NV ADR                                                        455     8,243
Qiagen NV(a)                                                      815    12,018
Randstad Holdings NV                                              268    15,828
Reed Elsevier NV ADR                                            2,040    58,507
Rodamco Europe NV                                                 260    26,055
Royal Dutch Shell PLC ADR Class A                              11,441   712,316
Royal Dutch Shell PLC ADR Class B                               7,993   520,744
Royal KPN NV ADR                                               11,217   126,528
Royal Numico NV                                                   990    43,686
SBM Offshore NV                                                   199    19,897
STMicroelectronics NV                                           3,681    67,694
TNT NV ADR                                                      2,396    82,735
Unilever NV ADR                                                 3,311   229,187
Vedior NV                                                         978    19,100
Vnu NV                                                          1,414    45,910
Wereldhave NV                                                     120    13,458
Wolters Kluwer NV                                               1,675    41,716
                                                                      ---------
                                                                      3,622,324
                                                                      ---------
New Zealand--0.1%
Auckland International Airport, Ltd.                            5,675     7,075
Contact Energy, Ltd.                                            1,670     7,917
Fisher & Paykel Appliances Holdings Ltd.                        1,454     3,763
Fisher & Paykel Healthcare Corp., Ltd.                          2,803     7,093
Fletcher Building, Ltd.                                         2,702    14,698
Kiwi Income Property Trust                                      4,094     3,202
Sky City Entertainment Group, Ltd.                              2,427     7,955
Sky Network Television, Ltd.                                    1,127     4,398
Telecom Corporation of New Zealand, Ltd. ADR                    1,417    38,712
Tower, Ltd.(a)                                                  1,665     2,655
Vector, Ltd.                                                    1,448     2,485
Warehouse Group, Ltd.                                             796     1,885
Waste Management NZ, Ltd.                                         582     3,010
                                                                      ---------
                                                                        104,848
                                                                      ---------
Norway--0.7%
DNB NOR ASA                                                     3,873    51,977
Norsk Hydro A/S ADR                                               825   114,130
Norske Skogindustrier ASA                                         935    15,770
Orkla ASA ADR                                                   1,107    54,820
Petroleum Geo-Services ASA(a)                                     330    15,319
Prosafe ASA                                                       197    10,247
Schibsted ASA                                                     281     7,702
Smedvig ASA Class A                                               169     5,258
Statoil ASA ADR                                                 3,806   108,395
Storebrand ASA                                                  1,348    14,987
Tandberg ASA                                                      778     7,001
Tandberg Television ASA(a)                                        430     8,975
Telenor ASA                                                     1,483    48,079
Tomra Systems ASA                                               1,034     8,238
Yara International ASA ADR                                      1,185    18,824
                                                                      ---------
                                                                        489,722
                                                                      ---------
Portugal--0.3%
Banco BPI SA                                                    1,761    12,535
Banco Comercial Portugues SA, Class R                          11,323    36,064
Banco Espirito Santo SA                                           608    11,070
Brisa-Auto Estradas de Portugal SA                              1,912    18,790
Cimpor Cimentos de Portugal SA                                  1,168     7,791
Electricidade DE Portugal ADR                                   1,059    41,492
Jeronimo Martins                                                  219     3,786
Portugal Telecom SGPS SA ADR                                    4,578    55,943
PT Multimedia Servicos de Telecommicacaroes e Multimedia          454     5,543
Sonae Industria SGPS SA/New(a)                                    365     3,401
Sonae SGPS SA                                                   4,913     8,025
                                                                      ---------
                                                                        204,440
                                                                      ---------

Singapore--0.8%
Allgreen Properties., Ltd.                                        2,744   2,644
Ascendas Real Estate Investmentment Trust                         5,313   7,135
Capitaland, Ltd.                                                  3,186  19,059
CapitaMall Trust                                                  4,791   7,006
Chartered Semiconductor Manufacturing, Ltd. ADR(a)                  582   5,628
City Developments, Ltd. ADR                                       2,832  18,902
ComfortDelgro Corp., Ltd.                                        10,183  10,573
Cosco Corp. Singapore, Ltd.                                       4,456   3,382
Creative Technology, Ltd.                                           319   2,318
Datacraft Asia, Ltd.                                              1,354   1,525
DBS Group Holdings ADR                                            1,627  65,557
Fraser and Neave, Ltd.                                            1,014  12,407
Haw Par Corp., Ltd.                                                 600   2,207
Jardine Cycle & Carriage, Ltd.                                      675   4,625
Keppel Corp., Ltd. ADR                                            1,589  27,103
Keppel Land, Ltd.                                                 2,071   6,328
Neptune Orient Lines Ltd. ADR                                       737   3,971
Noble Group, Ltd.                                                 5,532   4,203
Olam International Ltd.                                           3,603   3,803
Overseas Union Enterprise, Ltd.                                     306   2,255
Overseas-Chinese Banking Corp., Ltd.                             14,450  59,822
Parkway Holdings, Ltd.                                            3,365   5,116
SembCorp Industries, Ltd.                                         5,052  10,915
SembCorp Logistics, Ltd.                                          1,701   1,858
SembCorp Marine Ltd.                                              2,940   5,170
Singapore Airlines, Ltd.                                          3,179  27,469
Singapore Exchange Ltd.                                           4,231  10,443
Singapore Land, Ltd.                                                717   3,077
Singapore Petroleum Co., Ltd.                                       728   2,341
Singapore Post Ltd.                                               7,743   5,742
Singapore Press Holdings, Ltd.                                    9,124  25,357
Singapore Technologies Engineering, Ltd.                          7,593  14,552
Singapore Telecommunications, Ltd. ADR                            3,868  63,345
SMRT Corp. Ltd.                                                   3,496   2,418
STATS ChipPAC, Ltd. ADR(a)                                          744   5,840
Suntec Real Estate Investment Trust                               4,869   3,969
United Overseas Bank, Ltd.                                        3,341  64,419
United Overseas Land, Ltd.                                        2,987   5,338
Venture Corp., Ltd.                                               1,405  11,102
Want Want Holdings Ltd.                                           2,240   2,822
Wing Tai Holdings, Ltd.                                           2,701   3,175
                                                                        -------
                                                                        544,921
                                                                        -------
Spain--3.4%
Abertis Infraestructuras SA                                       1,256  32,487
Acciona SA                                                          166  25,787
Acerinox SA                                                       1,052  17,172
ACS Actividades Cons y Serv                                       1,431  55,411
Altadis SA                                                        1,560  69,759
Antena 3 Television SA                                              451  11,607
Banco Bilbao Vizcaya ADR                                         19,645 409,598
Banco Popular Espanol SA                                          4,929  72,431
Banco Santander Central Hispano                                  34,422 502,906
Cintra Concesiones de Infraestructuras de Transporte SA           1,138  14,715
Corporacion Mapfre SA                                             3,112  12,661
Ebro Puleva SA                                                      490   8,902
Endesa SA ADR                                                     5,520 177,467
Fomento de Connstrucciones Y Contratas SA                           265  19,561
Gamesa Corporacion Tecnologica, SA                                  987  18,901
Gas Natural SDG SA                                                1,038  29,991
Grupo Ferrovial SA                                                  366  29,516
Iberdrola SA                                                      4,701 151,112
Iberia Lineas Aereas de Espana                                    2,732   7,519
Inditex SA                                                        1,264  48,721
Indra Sistemas SA                                                   755  15,312
Inmobiliaria Colonial SA                                            173  12,153

Metrovacesa SA                                                    324    27,485
NH Hoteles SA                                                     450     7,728
Promotora de Informaciones SA                                     444     8,181
Repsol SA ADR                                                   5,305   151,193
Sacyr Vallehermoso SA                                             636    21,595
Sociedad General de Aguas de Barcelona SA                         342     8,953
Sogecable SA(a)                                                   232     9,242
Telefonica Publicidad e Informaciones SA                          941    10,456
Telefonica SA ADR                                               8,613   404,553
Union Fenosa SA                                                 1,059    40,172
Zeltia SA                                                         919     7,273
                                                                      ---------
                                                                      2,440,520
                                                                      ---------
Sweden--2.2%
Alfa Laval AB                                                     550    14,771
Assa Abloy AB, Class B                                          1,708    31,646
Atlas Copco AB                                                  1,211    31,620
Atlas Copco AB ADR                                              1,945    54,654
Axfood AB                                                         174     4,322
Billerud AB                                                       309     4,953
Capio AB(a)                                                       465     8,674
Castellum AB                                                      224     9,472
D Carnegie & Co. AB                                               254     5,343
Electrolux AB, Class A, ADR                                       824    47,260
Elekta AB Class B                                                 502     8,270
Eniro AB                                                        1,002    11,566
Ericsson ADR                                                    8,588   323,939
Fabege AB                                                         446     9,366
Gambro AB Class A                                               1,016    12,129
Gambro AB Class B                                                 545     6,541
Getinge AB                                                      1,037    16,748
Hennes & Mauritz AB, Class B                                    2,750   100,098
Hoganas AB Class B                                                158     3,832
Holmen AB Class B                                                 306    12,907
Kungsleden AB                                                     264    10,027
Lundin Petroleum AB(a)                                            967    11,215
Modern Times Group MTG AB, Class B(a)                             294    13,787
Nordea Bank AB                                                 12,543   154,708
OMX AB                                                            446     8,529
Oriflame Cosmetics SA SDR                                         172     5,727
Sandvik AB                                                      1,168    69,013
SAS AB(a)                                                         429     5,993
Scania AB, Class B                                                550    23,875
Securitas AB, Class B                                           1,713    32,976
Skandinaviska Enskilda Banken AB, Class A                       2,732    67,588
Skanska AB                                                      2,179    35,623
SKF AB-B Shs                                                    2,338    38,047
Ssab Svenskt Stal AB                                              292    13,984
Ssab Svenskt Stal AB                                              137     6,097
Svenska Cellulosa AB ADR                                        1,139    49,981
Svenska Handelbanken AB                                         3,012    83,580
Swedish Match AB                                                1,881    25,675
TELE2 AB--B Shs                                                 1,840    21,696
Telelogic AB(a)                                                 1,407     3,876
TeliaSonera AB                                                 10,834    64,828
Trelleborg AB, Class B                                            451    10,505
Volvo AB ADR                                                    1,261    58,787
Volvo AB, Class A                                                 550    25,156
Wihlborgs Fastigheter AB                                           89     2,707
WM-data AB Class B                                              1,809     5,910
                                                                      ---------
                                                                      1,568,001
                                                                      ---------
Switzerland--6.0%
Abb, Ltd.                                                      11,488   144,175
Adecco SA ADR                                                   2,942    41,247
Ciba Specialty Chemicals AG, ADR                                  780    23,166
Clariant AG, Registered                                         1,333    20,531
Compagnie Financiere Richemont AG Class A                       2,873   137,153

Credit Suisse Group                                             7,033   392,863
Geberit AG                                                         19    18,106
Givaudan SA, Registered                                            32    24,509
Holcim Ltd.                                                     1,066    84,677
Kudelski SA                                                       204     5,787
Kuehne & Nagel International AG                                    63    20,357
Kuoni Reisen Holding AG Class B(a)                                 14     7,238
Logitech International SA(a)                                      472    18,767
Lonza Group AG, Registered                                        219    14,942
Micronas Semiconductor Holdings AG                                188     5,981
Nestle SA ADR                                                   9,350   692,208
Nobel Biocare Holding AG                                          134    29,785
Novartis AG ADR                                                13,489   747,830
Phonak Holding AG                                                 247    14,029
PSP Swiss Property AG(a)                                          217    10,779
Rieter Holding AG                                                  21     8,335
Roche Holding AG ADR                                            8,141   604,571
Schindler Holding AG                                              250    13,282
Serono SA ADR                                                   1,016    17,689
SGS SA                                                             21    19,402
SIG Holding AG(a)                                                  30     6,367
Straumann Holding AG                                               37     8,413
Sulzer AG                                                          17    11,547
Swatch Group AG                                                   313    10,861
Swatch Group AG, Class B                                          192    32,113
Swiss Reinsurance Co. ADR                                       1,866   130,078
Swisscom AG ADR                                                 1,030    33,331
Syngenta AG ADR                                                 3,096    87,029
UBS AG, Registered                                              5,988   656,461
Unaxis Holding AG(a)                                               27     7,685
Valora Holding AG                                                  17     3,589
Zurich Financial Services ADR                                   8,339   195,418
                                                                      ---------
                                                                      4,300,301
                                                                      ---------
United Kingdom--20.0%
3I Group PLC                                                    3,195    52,015
Aegis Group PLC                                                 4,900    11,623
Aggreko PLC                                                     1,476     8,075
Alliance Unichem PLC                                            1,467    22,800
Amec PLC                                                        1,928    13,458
Amvescap PLC                                                    2,118    39,945
Anglo American PLC                                              8,221   317,919
ARM Holdings PLC ADR                                            2,655    18,293
Arriva PLC                                                      1,140    12,129
Associated British Ports Holdings PLC                           1,747    21,831
Astrazeneca PLC ADR                                             9,180   461,111
Aviva PLC                                                      13,858   191,742
BAA PLC                                                         6,237    89,685
BAE Systems PLC                                                 4,653   135,832
Balfour Beatty PLC                                              2,474    15,947
Barclays PLC ADR                                                9,358   437,954
Barratt Developments PLC                                        1,402    25,648
BBA Group PLC                                                   2,811    13,699
Bellway PLC                                                       656    14,012
Berkeley Group Holdings (The)(a)                                  630    12,912
BG Group PLC ADR                                                4,110   257,738
BHP Billiton PLC                                                7,150   266,338
BOC Group PLC ADR                                               1,456    78,041
Boots Group PLC                                                 2,814    35,024
Bovis Homes Group PLC                                             692    10,736
BP PLC ADR                                                     20,001 1,378,869
Brambles Industries PLC                                         4,203    31,357
British Airways ADR(a)                                            328    20,129
British American Tobacco PLC ADR                                4,569   222,054
British Land Co. PLC                                            3,005    64,685
British Sky Broadcasting PLC                                    1,722    65,057
Brixton PLC                                                     1,481    12,608
BT Group PLC ADR                                                4,876   189,286
Bunzl PLC                                                         100     1,182

Bunzl PLC ADR                                                     380    22,819
Burberry Group PLC                                              2,738    21,965
Cadbury Schweppes PLC ADR                                       3,018   120,720
Capita Group PLC                                                3,778    30,050
Carnival PLC                                                      988    49,094
Cattles PLC                                                     1,905    12,130
Centrica PLC ADR                                                2,101   102,586
Close Brothers Group PLC                                          757    13,974
Cobham PLC                                                      6,500    21,153
Compass Group PLC ADR                                          12,487    49,437
Cookson Group PLC                                               1,099     9,827
Corus Group PLC                                                25,765    39,407
Daily Mail & General Trust                                      1,740    20,908
Davis Service Group PLC                                           979     8,449
De La Rue PLC                                                     966     9,316
Diageo PLC ADR                                                  4,183   265,329
DSG International PLC                                          10,660    34,006
Eircom Group PLC                                                4,662    12,016
Electrocomponents PLC                                           2,522    12,210
Emap PLC                                                        1,496    22,789
EMI Group PLC ADR                                               2,291    20,108
Enterprise Inns PLC                                             2,004    33,013
First Choice Holidays PLC                                       2,600     9,688
Firstgroup PLC                                                  2,281    16,740
FKI PLC                                                         3,373     7,376
Friends Provident PLC                                          11,154    40,225
Gallaher Group PLC ADR                                            950    55,243
GKN PLC                                                         4,141    23,883
GlaxoSmithKline PLC ADR                                        16,877   882,835
Great Portland Estates PLC                                        941     7,981
Group 4 Securicor PLC                                           6,610    21,630
GUS PLC ADR                                                     5,073    92,833
Hammerson PLC                                                   1,650    35,395
Hanson PLC ADR                                                    837    54,632
Hays PLC                                                        8,799    24,683
HBOS PLC                                                        7,412   370,651
Hilton Group PLC                                                4,638    62,589
HMV Group PLC                                                   2,323     6,853
HSBC Holdings PLC ADR                                          13,092 1,096,847
ICAP PLC                                                        2,812    21,776
IMI PLC                                                         1,985    19,439
Imperial Chemical Industries PLC ADR                            1,726    41,493
Imperial Tobacco Group ADR                                      2,064   123,592
Inchcape PLC                                                      440    19,869
InterContinental Hotels Group PLC ADR                           2,516    41,313
International Power PLC ADR                                       854    42,060
Intertek Group PLC                                                900    12,817
Invensys PLC(a)                                                32,949    13,104
iSOFT Group PLC                                                 1,268     3,213
ITV PLC                                                        23,798    49,163
J Sainsbury PLC ADR                                             1,972    45,493
Johnson Matthey PLC ADR                                           636    30,801
Kelda Group PLC                                                 2,176    29,715
Kesa Electricals PLC                                            3,068    16,597
Kingfisher PLC ADR                                              6,804    56,531
Land Securities Group PLC                                       2,717    90,758
Legal & General Group PLC ADR                                   7,537    92,820
Liberty International PLC                                       1,398    28,541
Lloyds Tsb Group PLC ADR                                        8,112   312,231
LogicaCMG PLC                                                   6,639    22,510
London Stock Exchange PLC                                       1,320    24,121
Man Group PLC                                                   1,706    72,789
Marks & Spencer Group ADR                                       1,603    92,840
Meggitt PLC                                                     2,509    15,118
MFI Furniture PLC                                               3,452     6,422
Misys PLC                                                       2,788    10,822
Mitchells & Butlers PLC                                         2,887    23,887
National Express Group PLC                                        784    12,826
National Grid PLC ADR                                           3,142   155,938
Next PLC                                                        1,419    40,488

Old Mutual PLC                                                28,124     97,843
Pearson PLC                                                    4,651     64,416
Persimmon PLC                                                  1,621     37,235
Pilkington PLC                                                 6,098     17,067
Premier Farnell PLC                                            2,103      7,770
Provident Financial PLC                                        1,480     18,096
Prudential Corp. PLC                                           7,021    163,589
Punch Taverns PLC                                              1,517     22,123
Reckitt Benckiser PLC                                          3,554    124,537
Reed Elsevier PLC ADR                                          1,849     70,891
Rentokil Initial PLC ADR                                       2,101     28,425
Resolution PLC                                                 1,150     13,379
Reuters Group PLC                                              1,348     55,484
Rexam PLC ADR                                                    641     31,066
Rio Tinto PLC ADR                                              1,550    320,849
Rolls-Royce Group PLC ADR                                      1,834     72,849
Royal & Sun Alliance Insurance Group ADR                       3,399     40,822
Royal Bank of Scotland Group PLC                              18,439    598,561
SABmiller PLC                                                  5,201    102,483
Sage Group PLC (The)                                           7,446     35,463
Schroders PLC                                                    720     14,818
Scottish & Newcastle PLC                                       4,404     39,632
Scottish & Southern Energy ADR                                 4,976     97,704
Scottish Power PLC ADR                                         2,711    109,226
Serco Group PLC                                                2,685     14,638
Severn Trent PLC                                               2,015     38,935
Signet Group PLC ADR                                           1,006     19,094
Slough Estates PLC                                             2,450     28,252
Smith & Nephew PLC ADR                                         1,088     48,536
Smiths Group PLC                                               3,270     55,656
Societe Generale ADR                                          10,210    306,669
SSL International PLC                                          1,098      6,115
Stagecoach Group PLC                                           4,990      9,930
Stolt Offshore SA ADR(a)                                       1,111     17,209
Stolt-Nielsen SA ADR                                             228      7,000
Synthes, Inc.                                                    266     29,126
Tate & Lyle PLC ADR                                              705     27,930
Taylor Woodrow PLC                                             3,318     23,196
Telent PLC                                                       347      3,021
Tesco PLC ADR                                                 15,158    260,293
Tomkins PLC ADR                                                1,120     26,398
Travis Perkins PLC                                               665     19,226
Trinity Mirror PLC                                             1,665     16,419
Unilever PLC                                                   3,974    163,212
United Business Media PLC                                      1,605     20,141
United Utilities PLC                                             668      7,967
United Utilities PLC ADR                                       2,193     53,180
Vodafone Group PLC ADR                                        35,862    749,516
Whitbread PLC                                                  1,495     30,691
William Hill PLC                                               2,229     23,119
Wimpey (George) PLC                                            2,291     22,173
Wolseley PLC ADR                                               1,716     85,286
WPP Group PLC ADR                                              1,378     82,681
Yell Group PLC                                                 4,082     38,482
                                                                     ----------
                                                                     14,278,630
                                                                     ----------
TOTAL COMMON STOCKS (Cost $53,018,868)                               64,333,190
                                                                     ----------
EXCHANGE TRADED FUNDS--8.9%
United States--8.9%
iShares MSCI EAFE Index Fund                                  95,336  6,189,213
iShares MSCI Japan Index Fund                                 11,400    164,160
                                                                     ----------
TOTAL EXCHANGE TRADED FUNDS (Cost $6,187,164)                         6,353,373
                                                                     ----------
PREFERRED STOCKS--0.1%
Germany--0.1%
Porsche AG                                                        38     36,185

ProSiebenSat.1 Media AG                                        317        8,240
RWE AG                                                         226       17,622
Volkswagen AG                                                  610       33,234
                                                                    -----------
TOTAL PREFERRED STOCKS (Cost $67,231)                                    95,281
                                                                    -----------

                                                          Principal
                                                           Amount
                                                          ---------
SHORT-TERM INVESTMENTS--0.5%
United States--0.5%
The Bank of New York Cash Reserve (cost $368,208)         $368,208      368,208
                                                                    -----------
TOTAL INVESTMENTS--99.7% (Cost $59,641,471)                          71,150,052
                                                                    -----------
OTHER ASSETS LESS LIABILITIES--0.3%                                     224,819
                                                                    -----------
NET ASSETS--100.0%                                                  $71,374,871
                                                                    ===========

(a) Represents non-income producing securities.
ADR - American Depositary Receipt

Item 2. Controls and Procedures.

     (a) The President (principal executive officer) and Treasurer (principal financial officer) of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)E*TRADE Funds

By: /s/ Elizabeth Gottfried
    -----------------------------
    Elizabeth Gottfried
    Chief Executive Officer
    (Principal Executive Officer)

Date: May 24, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth Gottfried
    -----------------------------
    ElizabethGottfried
    Chief Executive Officer
    (Principal Executive Officer)

Date: May 24, 2006

By: /s/ Matthew Audette
    -----------------------------
    Matthew Audette
    Treasurer
    (Principal Financial Officer)

Date:May 24, 2006